UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

(This Form N-CSR relates solely to the Registrant’s: Prudential Jennison Focused Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs 655 Broad Street, 17th Floor Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2018

Date of reporting period:	8/31/2017

Item 1 – Reports to Stockholders

     PRUDENTIAL JENNISON FOCUSED GROWTH FUND

(Formerly known as Prudential Jennison Select Growth Fund)

SEMIANNUAL REPORT

AUGUST 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, PGIM, and the PGIM symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential Jennison Focused Growth Fund

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Focused Growth Fund informative and useful. The report covers performance for the six-month period ended August 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: The name of your Fund and its management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Focused Growth Fund

October 16, 2017

Prudential Jennison Focused Growth Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/17 (without sales charges)	Average Annual Total Returns as of 8/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	18.67	20.22	14.29	9.51	—
Class B	18.14	21.26	14.61	9.32	—
Class C	18.16	25.28	14.71	9.31	—
Class Q	18.74	27.52	15.84	N/A	14.02 (5/3/12)
Class Z	18.79	27.55	15.87	10.42	—
Russell 1000® Growth Index	10.69	20.82	15.41	9.39	—
S&P 500 Index	5.65	16.22	14.33	7.60	—
Lipper Large-Cap Growth Funds Average	11.69	19.99	14.28	8.31	—

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (.25% currently)	1%	1%	None	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Growth Index—The Russell 1000 Growth Index is an unmanaged index which contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates. The average annual total return for the Russell 1000 Growth Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 8/31/17 is 14.39%.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class Q shares through 8/31/17 is 13.68%.

Lipper Large-Cap Growth Funds Average—The Lipper Large-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Growth Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap growth funds typically have an above-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The average annual total return for the Lipper Average measured from the month-end closest to the inception date of the Fund’s Class Q shares through 8/31/17 is 13.04%.

Prudential Jennison Focused Growth Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 8/31/17 (%)
Apple, Inc., Technology Hardware, Storage & Peripherals	7.3
Alibaba Group Holding Ltd. (China), ADR, Internet Software & Services	5.8
Visa, Inc., IT Services	5.3
Facebook, Inc., Internet Software & Services	5.2
Amazon.com, Inc., Internet & Direct Marketing Retail	5.1

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/17 (%)
Internet Software & Services	22.4
Internet & Direct Marketing Retail	12.5
Software	12.4
Technology Hardware, Storage & Peripherals	7.3
IT Services	6.7

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Jennison Focused Growth Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Focused Growth Fund		Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,186.70	1.24%	$6.83
	Hypothetical	$1,000.00	$1,018.95	1.24%	$6.31
Class B	Actual	$1,000.00	$1,181.40	1.99%	$10.94
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class C	Actual	$1,000.00	$1,181.60	1.99%	$10.94
	Hypothetical	$1,000.00	$1,015.17	1.99%	$10.11
Class Q	Actual	$1,000.00	$1,187.40	0.99%	$5.46
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04
Class Z	Actual	$1,000.00	$1,187.90	0.99%	$5.46
	Hypothetical	$1,000.00	$1,020.21	0.99%	$5.04

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Schedule of Investments (unaudited)

as of August 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.2%

COMMON STOCKS

Aerospace & Defense 1.7%
Boeing Co. (The)	25,916	$6,211,029

Automobiles 2.9%
Tesla, Inc.*(a)	30,336	10,796,582

Banks 3.6%
JPMorgan Chase & Co.	143,869	13,076,253

Biotechnology 6.0%
Celgene Corp.*	88,644	12,315,311
Vertex Pharmaceuticals, Inc.*	60,883	9,774,157

		22,089,468

Health Care Equipment & Supplies 2.0%
Boston Scientific Corp.*	266,816	7,350,781

Health Care Providers & Services 2.2%
UnitedHealth Group, Inc.	40,184	7,992,598

Hotels, Restaurants & Leisure 1.5%
Marriott International, Inc. (Class A Stock)	54,874	5,683,849

Internet & Direct Marketing Retail 12.5%
Amazon.com, Inc.*	18,989	18,620,613
Netflix, Inc.*	97,491	17,032,653
Priceline Group, Inc. (The)*	5,687	10,532,779

		46,186,045

Internet Software & Services 22.4%
Alibaba Group Holding Ltd. (China), ADR*(a)	123,976	21,291,638
Alphabet, Inc. (Class A Stock)*	8,495	8,114,764
Alphabet, Inc. (Class C Stock)*	8,648	8,123,326
Facebook, Inc. (Class A Stock)*	111,360	19,150,579
MercadoLibre, Inc. (Argentina)	30,462	7,873,513
Tencent Holdings Ltd. (China)	430,019	18,095,060

		82,648,880

IT Services 6.7%
PayPal Holdings, Inc.*	84,282	5,198,514
Visa, Inc. (Class A Stock)	187,031	19,361,449

		24,559,963

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Media 3.9%
Comcast Corp. (Class A Stock)	357,352	$14,512,065

Personal Products 2.0%
Estee Lauder Cos., Inc. (The) (Class A Stock)	69,665	7,453,458

Semiconductors & Semiconductor Equipment 5.2%
Broadcom Ltd.	41,015	10,338,651
NVIDIA Corp.	50,963	8,635,171

		18,973,822

Software 12.4%
Activision Blizzard, Inc.	214,479	14,061,243
Adobe Systems, Inc.*	80,244	12,450,659
salesforce.com, Inc.*	135,642	12,952,455
Workday, Inc. (Class A Stock)*	57,853	6,345,895

		45,810,252

Specialty Retail 2.5%
Industria de Diseno Textil SA (Spain), ADR	476,039	9,073,303

Technology Hardware, Storage & Peripherals 7.3%
Apple, Inc.	164,458	26,971,112

Textiles, Apparel & Luxury Goods 4.4%
adidas AG (Germany), ADR	80,874	9,065,571
LVMH Moet Hennessy Louis Vuitton SE (France)	27,356	7,185,579

		16,251,150

TOTAL LONG-TERM INVESTMENTS (cost $214,060,681)		365,640,610

SHORT-TERM INVESTMENTS 9.7%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	3,431,634	3,431,634
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $32,350,175; includes $32,319,363 of cash collateral for securities on loan)(b)(w)	32,347,479	32,350,715

TOTAL SHORT-TERM INVESTMENTS (cost $35,781,809)		35,782,349

TOTAL INVESTMENTS 108.9% (cost $249,842,490)		401,422,959
Liabilities in excess of other assets (8.9)%		(32,809,949)

NET ASSETS 100.0%		$368,613,010

See Notes to Financial Statements.

12

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

LIBOR—London Interbank Offered Rate

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $31,816,596; cash collateral of $32,319,363 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$6,211,029	$—	$—
Automobiles	10,796,582	—	—
Banks	13,076,253	—	—
Biotechnology	22,089,468	—	—
Health Care Equipment & Supplies	7,350,781	—	—
Health Care Providers & Services	7,992,598	—	—
Hotels, Restaurants & Leisure	5,683,849	—	—
Internet & Direct Marketing Retail	46,186,045	—	—
Internet Software & Services	64,553,820	18,095,060	—
IT Services	24,559,963	—	—
Media	14,512,065	—	—
Personal Products	7,453,458	—	—
Semiconductors & Semiconductor Equipment	18,973,822	—	—
Software	45,810,252	—	—
Specialty Retail	9,073,303	—	—

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Technology Hardware, Storage & Peripherals	$26,971,112	$—	$—
Textiles, Apparel & Luxury Goods	9,065,571	7,185,579	—
Affiliated Mutual Funds	35,782,349	—	—

Total	$376,142,320	$25,280,639	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2017 were as follows:

Internet Software & Services	22.4%
Internet & Direct Marketing Retail	12.5
Software	12.4
Affiliated Mutual Funds (including 8.8% of collateral for securities on loan)	9.7
Technology Hardware, Storage & Peripherals	7.3
IT Services	6.7
Biotechnology	6.0
Semiconductors & Semiconductor Equipment	5.2
Textiles, Apparel & Luxury Goods	4.4
Media	3.9
Banks	3.6
Automobiles	2.9%
Specialty Retail	2.5
Health Care Providers & Services	2.2
Personal Products	2.0
Health Care Equipment & Supplies	2.0
Aerospace & Defense	1.7
Hotels, Restaurants & Leisure	1.5

108.9
Liabilities in excess of other assets	(8.9)

100.0%

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/ (Received)(1)	Net Amount
Securities on Loan	$31,816,596	$(31,816,596)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

14

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of August 31, 2017

Assets
Investments at value, including securities on loan of $31,816,596:
Unaffiliated investments (cost $214,060,681)	$365,640,610
Affiliated investments (cost $35,781,809)	35,782,349
Receivable for investments sold	1,281,361
Receivable for Fund shares sold	296,232
Dividends and interest receivable	86,382
Tax reclaim receivable	55,634

Total Assets	403,142,568

Liabilities
Payable to broker for collateral for securities on loan	32,319,363
Payable for investments purchased	1,410,459
Payable for Fund shares reacquired	268,212
Management fee payable	229,489
Accrued expenses and other liabilities	167,425
Distribution fee payable	88,191
Affiliated transfer agent fee payable	46,263
Deferred trustees’ fees	130
Loan interest payable	26

Total Liabilities	34,529,558

Net Assets	$368,613,010

Net assets were comprised of:
Shares of beneficial interest, at par	$26,737
Paid-in capital in excess of par	194,810,542

194,837,279
Distributions in excess of net investment income	(1,327,447)
Accumulated net realized gain on investment and foreign currency transactions	23,522,709
Net unrealized appreciation on investments and foreign currencies	151,580,469

Net assets, August 31, 2017	$368,613,010

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share
($194,941,724 ÷ 13,969,107 shares of beneficial interest issued and outstanding)	$13.96
Maximum sales charge (5.50% of offering price)	0.81

Maximum offering price to public	$14.77

Class B
Net asset value, offering price and redemption price per share
($7,213,280 ÷ 619,536 shares of beneficial interest issued and outstanding)	$11.64

Class C
Net asset value, offering price and redemption price per share
($49,881,497 ÷ 4,288,339 shares of beneficial interest issued and outstanding)	$11.63

Class Q
Net asset value, offering price and redemption price per share
($1,940,730 ÷ 131,090 shares of beneficial interest issued and outstanding)	$14.80

Class Z
Net asset value, offering price and redemption price per share
($114,635,779 ÷ 7,729,054 shares of beneficial interest issued and outstanding)	$14.83

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	17

Statement of Operations (unaudited)

Six Months Ended August 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $37,008)	$1,050,567
Income from securities lending, net (including affiliated income of $8,921)	41,447
Affiliated dividend income	21,119

Total income	1,113,133

Expenses
Management fee	1,565,422
Distribution fee—Class A	280,723
Distribution fee—Class B	34,959
Distribution fee—Class C	242,432
Transfer agent’s fees and expenses (including affiliated expense of $144,000)	325,000
Custodian and accounting fees	44,000
Registration fees	39,000
Shareholders’ reports	23,000
Audit fee	12,000
Legal fees and expenses	10,000
Trustees’ fees	7,000
Loan interest expense	532
Miscellaneous	14,027

Total expenses	2,598,095
Less: Expense waiver and/or expense reimbursement	(317,483)
Distribution fee waiver—Class A	(46,788)

Net expenses	2,233,824

Net investment income (loss)	(1,120,691)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $2,845)	25,042,090
Foreign currency transactions	(7,665)

25,034,425

Net change in unrealized appreciation (depreciation) on investments (including affiliated of $(2,078))	35,087,284

Net gain (loss) on investment and foreign currency transactions	60,121,709

Net Increase (Decrease) In Net Assets Resulting From Operations	$59,001,018

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(1,120,691)	$(1,904,408)
Net realized gain (loss) on investment and foreign currency transactions	25,034,425	46,359,048
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	35,087,284	12,400,314

Net increase (decrease) in net assets resulting from operations	59,001,018	56,854,954

Distributions from net realized gains
Class A	(9,815,739)	(17,970,931)
Class B	(443,837)	(968,996)
Class C	(3,038,094)	(5,518,118)
Class Q	(42,788)	(49,624)
Class Z	(5,100,794)	(8,731,082)

	(18,441,252)	(33,238,751)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	23,448,108	43,963,487
Net asset value of shares issued in reinvestment of dividends and distributions	17,566,297	31,244,239
Cost of shares reacquired	(38,438,132)	(122,584,770)

Net increase (decrease) in net assets from Fund share transactions	2,576,273	(47,377,044)

Total increase (decrease)	43,136,039	(23,760,841)

Net Assets:
Beginning of period	325,476,971	349,237,812

End of period	$368,613,010	$325,476,971

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	19

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: Prudential Jennison Focused Growth Fund (the “Fund”) (formerly known as Prudential Jennison Select Growth Fund), Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Jennison Focused Growth Fund, a non-diversified Fund.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last

20

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or

Prudential Jennison Focused Growth Fund	21

Notes to Financial Statements (unaudited) (continued)

contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Directors of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

22

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential Jennison Focused Growth Fund	23

Notes to Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison will furnish investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of .90% of the Fund’s average daily net assets up to and including $1 billion

24

and .85% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waiver and/or expense reimbursement was .90% for the six months ended August 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .72%.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .99% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively. PIMS has contractually agreed through June 30, 2018 to reduce its distribution and service (12b-1) fees for Class A shares to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Fund that it received $67,939 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2017, it received $1,549 and $197 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent.

Prudential Jennison Focused Growth Fund	25

Notes to Financial Statements (unaudited) (continued)

Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2017, PGIM, Inc. was compensated $9,094 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended August 31, 2017, were $184,131,888 and $203,603,376, respectively.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2017 were as follows:

Tax Basis	$251,294,627

Gross Unrealized Appreciation	150,277,368
Gross Unrealized Depreciation	(149,036)

Net Unrealized Appreciation	$150,128,332

The book basis may differ from tax basis due to certain tax-related adjustments.

26

The Fund elected to treat certain late year losses of approximately $206,000 as having been incurred in the following fiscal year (February 28, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At reporting period end, five shareholders of record held 37% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Prudential Jennison Focused Growth Fund	27

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2017:
Shares sold	375,635	$4,944,059
Shares issued in reinvestment of dividends and distributions	749,442	9,540,396
Shares reacquired	(1,382,356)	(18,243,333)

Net increase (decrease) in shares outstanding before conversion	(257,279)	(3,758,878)
Shares issued upon conversion from other share class(es)	213,583	2,741,751
Shares reacquired upon conversion into other share class(es)	(183,317)	(2,342,589)

Net increase (decrease) in shares outstanding	(227,013)	$(3,359,716)

Year ended February 28, 2017:
Shares sold	907,423	$11,183,185
Shares issued in reinvestment of dividends and distributions	1,478,942	17,289,514
Shares reacquired	(3,309,127)	(40,574,213)

Net increase (decrease) in shares outstanding before conversion	(922,762)	(12,101,514)
Shares issued upon conversion from other share class(es)	157,268	1,919,760
Shares reacquired upon conversion into other share class(es)	(646,875)	(7,983,561)

Net increase (decrease) in shares outstanding	(1,412,369)	$(18,165,315)

Class B
Six months ended August 31, 2017:
Shares sold	43,004	$471,793
Shares issued in reinvestment of dividends and distributions	36,003	383,075
Shares reacquired	(63,925)	(697,038)

Net increase (decrease) in shares outstanding before conversion	15,082	157,830
Shares reacquired upon conversion into other share class(es)	(72,585)	(775,211)

Net increase (decrease) in shares outstanding	(57,503)	$(617,381)

Year ended February 28, 2017:
Shares sold	34,640	$356,366
Shares issued in reinvestment of dividends and distributions	78,209	778,033
Shares reacquired	(269,077)	(2,786,814)

Net increase (decrease) in shares outstanding before conversion	(156,228)	(1,652,415)
Shares reacquired upon conversion into other share class(es)	(130,895)	(1,363,730)

Net increase (decrease) in shares outstanding	(287,123)	$(3,016,145)

28

Class C	Shares	Amount
Six months ended August 31, 2017:
Shares sold	202,657	$2,230,475
Shares issued in reinvestment of dividends and distributions	259,266	2,755,999
Shares reacquired	(406,677)	(4,452,071)

Net increase (decrease) in shares outstanding before conversion	55,246	534,403
Shares reacquired upon conversion into other share class(es)	(252,600)	(2,759,698)

Net increase (decrease) in shares outstanding	(197,354)	$(2,225,295)

Year ended February 28, 2017:
Shares sold	328,746	$3,402,251
Shares issued in reinvestment of dividends and distributions	490,233	4,873,053
Shares reacquired	(1,221,420)	(12,873,183)

Net increase (decrease) in shares outstanding before conversion	(402,441)	(4,597,879)
Shares reacquired upon conversion into other share class(es)	(210,745)	(2,238,681)

Net increase (decrease) in shares outstanding	(613,186)	$(6,836,560)

Class Q
Six months ended August 31, 2017:
Shares sold	87,235	$1,230,516
Shares issued in reinvestment of dividends and distributions	3,172	42,788
Shares reacquired*	(5,172)	(71,074)

Net increase (decrease) in shares outstanding before conversion	85,235	1,202,230
Shares issued upon conversion from other share class(es)	596	8,125

Net increase (decrease) in shares outstanding	85,831	$1,210,355

Year ended February 28, 2017:
Shares sold	44,872	$593,766
Shares issued in reinvestment of dividends and distributions	4,030	49,624
Shares reacquired	(21,600)	(286,640)

Net increase (decrease) in shares outstanding	27,302	$356,750

Class Z
Six months ended August 31, 2017:
Shares sold	1,043,126	$14,571,265
Shares issued in reinvestment of dividends and distributions	358,287	4,844,039
Shares reacquired	(1,082,275)	(14,974,616)

Net increase (decrease) in shares outstanding before conversion	319,138	4,440,688
Shares issued upon conversion from other share class(es)	257,162	3,521,090
Shares reacquired upon conversion into other share class(es)	(28,706)	(393,468)

Net increase (decrease) in shares outstanding	547,594	$7,568,310

Year ended February 28, 2017:
Shares sold	2,199,564	$28,427,919
Shares issued in reinvestment of dividends and distributions	667,621	8,254,015
Shares reacquired	(5,064,399)	(66,063,920)

Net increase (decrease) in shares outstanding before conversion	(2,197,214)	(29,381,986)
Shares issued upon conversion from other share class(es)	771,981	10,065,408
Shares reacquired upon conversion into other share class(es)	(30,687)	(399,196)

Net increase (decrease) in shares outstanding	(1,455,920)	$(19,715,774)

*	Includes affiliated redemption of 1,360 shares with value of $19,732 for Class Q shares.

Prudential Jennison Focused Growth Fund	29

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. Prior to October 6, 2016, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .11% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the six months ended August 31, 2017. The average daily balance for the 26 days that the Fund had loans outstanding during the period was $319,385, borrowed at a weighted average interest rate of 2.25%. The maximum loan balance outstanding during the period was $1,083,000. At August 31, 2017, the Fund did not have an outstanding loan balance.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new

30

reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective October 1, 2017.

Prudential Jennison Focused Growth Fund	31

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$12.42		$11.66	$14.16	$14.00	$10.07	$9.65
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.06)	(.08)	(.06)	(.03)	(.01)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.29		2.07	(.76)	1.09	4.04	.43
Total from investment operations	2.25		2.01	(.84)	1.03	4.01	.42
Less Distributions:
Distributions from net realized gains	(.71)		(1.25)	(1.66)	(.87)	(.08)	-
Net asset value, end of period	$13.96		$12.42	$11.66	$14.16	$14.00	$10.07
Total Return(b):	18.67%		18.05%	(7.04)%	8.22%	39.86%	4.35%

Ratios/Supplemental Data:
Net assets, end of period (000)	$194,942		$176,300	$182,001	$202,211	$227,259	$165,459
Average net assets (000)	$185,623		$184,350	$199,640	$202,329	$187,950	$153,197
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.24%	(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Expenses before waivers and/or expense reimbursement	1.47%	(d)	1.49%	1.46%	1.47%	1.49%	1.53%
Net investment income (loss)	(.60)%	(d)	(.50)%	(.63)%	(.45)%	(.25)%	(.09)%
Portfolio turnover rate	54%	(e)	58%	45%	40%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

32

Class B Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.51		$10.11	$12.58	$12.64	$9.16	$8.85
Income (loss) from investment operations:
Net investment income (loss)	(.07)		(.13)	(.16)	(.14)	(.11)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.91		1.78	(.65)	.95	3.67	.39
Total from investment operations	1.84		1.65	(.81)	.81	3.56	.31
Less Distributions:
Distributions from net realized gains	(.71)		(1.25)	(1.66)	(.87)	(.08)	-
Net asset value, end of period	$11.64		$10.51	$10.11	$12.58	$12.64	$9.16
Total Return(b):	18.14%		17.22%	(7.74)%	7.33%	38.91%	3.50%

Ratios/Supplemental Data:
Net assets, end of period (000)	$7,213		$7,114	$9,752	$11,303	$12,905	$8,832
Average net assets (000)	$6,935		$8,740	$10,537	$11,301	$10,095	$8,591
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(d)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.17%	(d)	2.18%	2.16%	2.17%	2.19%	2.28%
Net investment income (loss)	(1.35)%	(d)	(1.24)%	(1.38)%	(1.20)%	(1.00)%	(.86)%
Portfolio turnover rate	54%	(e)	58%	45%	40%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	33

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$10.50		$10.11	$12.58	$12.63	$9.16	$8.84
Income (loss) from investment operations:
Net investment income (loss)	(.07)		(.13)	(.16)	(.14)	(.11)	(.08)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	1.91		1.77	(.65)	.96	3.66	.40
Total from investment operations	1.84		1.64	(.81)	.82	3.55	.32
Less Distributions:
Distributions from net realized gains	(.71)		(1.25)	(1.66)	(.87)	(.08)	-
Net asset value, end of period	$11.63		$10.50	$10.11	$12.58	$12.63	$9.16
Total Return(b):	18.16%		17.12%	(7.74)%	7.42%	38.80%	3.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,881		$47,095	$51,529	$51,585	$50,547	$37,911
Average net assets (000)	$48,091		$50,235	$51,456	$48,358	$42,644	$36,957
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.99%	(d)	1.99%	1.99%	1.99%	1.99%	1.99%
Expenses before waivers and/or expense reimbursement	2.17%	(d)	2.19%	2.16%	2.17%	2.19%	2.28%
Net investment income (loss)	(1.35)%	(d)	(1.25)%	(1.37)%	(1.19)%	(.99)%	(.86)%
Portfolio turnover rate	54%	(e)	58%	45%	40%	49%	61%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

34

Class Q Shares
	Six Months Ended August 31,		Year Ended February 28/29,					May 3, 2012(a) through February 28,
	2017		2017	2016	2015	2014		2013
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.12		$12.22	$14.73	$14.51	$10.41		$10.29
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.04)	(.05)	(.03)	-	(g)	.03
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.42		2.19	(.80)	1.12	4.18		.09
Total from investment operations	2.39		2.15	(.85)	1.09	4.18		.12
Less Distributions:
Distributions from net realized gains	(.71)		(1.25)	(1.66)	(.87)	(.08)		-
Net asset value, end of period	$14.80		$13.12	$12.22	$14.73	$14.51		$10.41
Total Return(c):	18.74%		18.38%	(6.83)%	8.36%	40.19%		1.17%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,941		$594	$220	$263	$694		$257
Average net assets (000)	$1,017		$424	$252	$286	$458		$159
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.99%	(e)	.99%	.98%	.99%	.99%		.99%	(e)
Expenses before waivers and/or expense reimbursement	.99%	(e)	1.01%	.98%	.99%	.99%		1.02%	(e)
Net investment income (loss)	(.37)%	(e)	(.29)%	(.37)%	(.20)%	(.03)%		.36%	(e)
Portfolio turnover rate	54%	(f)	58%	45%	40%	49%		61%	(f)

(a)	Commencement of offering.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

Prudential Jennison Focused Growth Fund	35

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,		Year Ended February 28/29,
	2017		2017	2016	2015	2014		2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.14		$12.24	$14.75	$14.52	$10.41		$9.95
Income (loss) from investment operations:
Net investment income (loss)	(.02)		(.03)	(.05)	(.03)	-	(d)	.02
Net realized and unrealized gain (loss) on investment and foreign currency transactions	2.42		2.18	(.80)	1.13	4.19		.44
Total from investment operations	2.40		2.15	(.85)	1.10	4.19		.46
Less Distributions:
Distributions from net realized gains	(.71)		(1.25)	(1.66)	(.87)	(.08)		-
Net asset value, end of period	$14.83		$13.14	$12.24	$14.75	$14.52		$10.41
Total Return(b):	18.79%		18.34%	(6.82)%	8.42%	40.29%		4.62%

Ratios/Supplemental Data:
Net assets, end of period (000)	$114,636		$94,374	$105,737	$122,006	$112,282		$85,023
Average net assets (000)	$103,370		$104,147	$102,181	$114,441	$89,247		$61,869
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.99%	(f)	.99%	.99%	.99%	.99%		.99%
Expenses before waivers and/or expense reimbursement	1.17%	(f)	1.18%	1.16%	1.17%	1.19%		1.28%
Net investment income (loss)	(.35)%	(f)	(.24)%	(.38)%	(.19)%	-	(e)	.19%
Portfolio turnover rate	54%	(g)	58%	45%	40%	49%		61%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to U.S. generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Less than $.005 per share.
(e)	Less than .005%.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

36

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Jennison Focused Growth Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s sub-management agreement with PGIM, Inc. (“PGIM”), and the Fund’s subadvisory agreement with Jennison Associates LLC (“Jennison”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and Jennison. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its

[1]	Prudential Jennison Focused Growth Fund is a series of Prudential Investment Portfolios 3.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, between PGIM Investments and PGIM, which serves as the Fund’s sub-manager pursuant to the terms of a sub-management agreement, and between PGIM and Jennison, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM and Jennison. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the sub-manager and the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the sub-manager and the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the sub-manager and the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the sub-management services provided by PGIM and the investment subadvisory services provided by Jennison, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the sub-management agreement and the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM and

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Jennison, and also considered the qualifications, backgrounds and responsibilities of Jennison’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ PGIM’s and Jennison’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments, PGIM and Jennison. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to PGIM Investments, PGIM and Jennison. The Board noted that Jennison and PGIM are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments, the sub-management services provided by PGIM, and the subadvisory services provided to the Fund by Jennison, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments, PGIM and Jennison under the management, sub-management and subadvisory agreements, respectively.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and

Prudential Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments, PGIM and Jennison

The Board considered potential ancillary benefits that might be received by PGIM Investments, PGIM and Jennison and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments or PGIM included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments and PGIM), benefits to their reputations as well as other intangible benefits resulting from PGIM Investments’ and PGIM’s association with the Fund. The Board concluded that the potential benefits to be derived by Jennison included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments, PGIM and Jennison were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

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The mutual funds included in the Peer Universe (the Lipper Large-Cap Growth Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider fees and expenses, were objectively determined by Broadridge, an independent provider of mutual fund data. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	4th Quartile	3rd Quartile	3rd Quartile	1st Quartile
Actual Management Fees: 3rd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the ten-year period.
•

The Board noted PGIM Investments’ assertion that the Fund’s underperformance was attributable to 2016, when the Fund’s growth investment style was not in favor in the market. In this regard, the Board noted information provided by PGIM Investments indicating that for the first quarter of 2017, reflecting the market’s tilt towards growth investing, the Fund ranked in the second quartile of its Peer Universe and outperformed its benchmark.

•	The Board also noted that the Fund’s investment approach was adjusted to target a more concentrated portfolio in April of 2017.
•

The Board further considered that, when the Board evaluated the Fund’s performance in connection with contract renewals in 2016, the Fund had outperformed its benchmark index and ranked the first quartile of its Peer Universe for the one-, three-, five and ten-year periods, ending December 31, 2015.

•

Although the Fund’s actual management fee and net total expenses both ranked in the third quartile of the Peer Group, the Board also noted information provided by PGIM Investments indicating that the Fund’s actual management fee and net total expense ratio were within five basis points and two basis points, respectively, of the median of all funds in the Peer Group.

Prudential Jennison Focused Growth Fund

Approval of Advisory Agreements (continued)

•

The Board and PGIM Investments agreed to continue the existing contractual expense cap, which caps the Fund’s annual operating expenses at 0.99% (exclusive of 12b-1 fees and certain other fees) through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

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∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Focused Growth Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON FOCUSED GROWTH FUND

SHARE CLASS	A	B	C	Q	Z
NASDAQ	SPFAX	SPFBX	SPFCX	PSGQX	SPFZX
CUSIP	74440K504	74440K603	74440K702	7444OK751	74440K868

MF500E2

     PRUDENTIAL QMA STRATEGIC VALUE FUND

SEMIANNUAL REPORT

AUGUST 31, 2017

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Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company and registered investment adviser. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential QMA Strategic Value Fund

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Strategic Value Fund informative and useful. The report covers performance for the six-month period ended August 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: The name of your Fund and its management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Strategic Value Fund

October 16, 2017

Prudential QMA Strategic Value Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/17 (without sales charges)	Average Annual Total Return as of 8/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Five Years (%)	Ten Years (%)	Since Inception (%)
Class A	–0.27	9.73	12.11	4.97	—
Class B	–0.71	10.27	12.40	4.78	—
Class C	–0.64	14.28	12.55	4.78	—
Class Q	1.29**	N/A	N/A	N/A	N/A (4/26/17)
Class R	–0.38	15.90	N/A	N/A	7.87 (6/19/15)
Class Z	–0.08	16.42	13.67	5.83	—
Russell 1000 Value Index	0.46	11.58	13.25	5.96	—
S&P 500 Index	5.65	16.22	14.33	7.60	—
Lipper Multi-Cap Value Funds Average***	1.08	13.21	12.30	5.52	—
Lipper Large-Cap Value Funds Average***	1.59	13.19	12.17	5.33	—

*Not annualized

**Since inception

***The Fund is compared to the Lipper Large-Cap Value Funds Performance Universe, although Lipper classifies the Fund in the Lipper Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe is utilized because the Fund’s manager believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to inception date for the indicated share class.

6	Visit our website at pgiminvestments.com

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Q	Class R	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr. 1) 4% (Yr. 2) 3% (Yr. 3) 2% (Yr. 4) 1% (Yr. 5/6) 0% (Yr. 7)	1% on sales made within 12 months of purchase	None	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (.25% currently)	1%	1%	None	0.75% (0.50% currently)	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

Russell 1000 Value Index—The Russell 1000 Value Index is an unmanaged index comprising those securities in the Russell 1000 Index with a less-than-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values. The average annual total returns for the Russell 1000 Value Index measured from the month-end closest to the inception date of the Fund’s Class R shares through 8/31/17 is 8.36%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed. The average annual total return for the S&P 500 Index measured from the month-end closest to the inception date of the Fund’s Class R shares through 8/31/17 is 11.04%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

Lipper Multi-Cap Value Funds Average—The Lipper Multi-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Multi-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest in a variety of market capitalization ranges without concentrating 75% of

Prudential QMA Strategic Value Fund	7

Your Fund’s Performance (continued)

their equity assets in any one market capitalization range over an extended period of time. Multi-cap value funds typically have a below-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value, compared to the S&P SuperComposite 1500 Index. The average annual total return for the Lipper Multi-Cap Value Funds Average measured from the month-end closest to the inception date of the Fund’s Class R shares through 8/31/17 is 6.72%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

Lipper Large-Cap Value Funds Average—The Lipper Large-Cap Value Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Large-Cap Value Funds universe for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index. Large-cap value funds typically have a lower-than-average price-to-earnings ratio, price-to-book ratio, and three-year sales-per-share growth value compared with the S&P 500 Index. The average annual total return for the Lipper Large-Cap Value Funds Average measured from the month-end closest to the inception date of the Fund’s Class R shares through 8/31/17 is 7.26%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes.

Presentation of Fund Holdings

Five Largest Holdings expressed as a percentage of net assets as of 8/31/17 (%)
JPMorgan Chase & Co., Banks	3.6
Wells Fargo & Co., Banks	2.5
Bank of America Corp., Banks	2.4
AT&T, Inc., Diversified Telecommunication Services	2.4
Exxon Mobil Corp., Oil, Gas & Consumable Fuels	2.3

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 8/31/17 (%)
Banks	16.5
Insurance	7.6
Oil, Gas & Consumable Fuels	6.3
Health Care Providers & Services	5.2
Electric Utilities	4.6

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2017. The example is for illustrative purposes only; you should consult the prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential QMA Strategic Value Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Strategic Value Fund		Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$997.30	1.08%	$5.44
	Hypothetical	$1,000.00	$1,019.76	1.08%	$5.50
Class B	Actual	$1,000.00	$992.90	1.86%	$9.35
	Hypothetical	$1,000.00	$1,015.82	1.86%	$9.46
Class C	Actual	$1,000.00	$993.60	1.84%	$9.24
	Hypothetical	$1,000.00	$1,015.94	1.84%	$9.34
Class Q**	Actual	$1,000.00	$1,012.90	0.80%	$2.78
	Hypothetical	$1,000.00	$1,021.17	0.80%	$4.08
Class R	Actual	$1,000.00	$996.20	1.32%	$6.62
	Hypothetical	$1,000.00	$1,018.57	1.32%	$6.70
Class Z	Actual	$1,000.00	$999.20	0.81%	$4.07
	Hypothetical	$1,000.00	$1,021.14	0.81%	$4.11

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using 127 days period ended August 31, 2017 due to the Class inception date of April 26, 2017.

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Schedule of Investments (unaudited)

as of August 31, 2017

Description	Shares	Value
LONG-TERM INVESTMENTS 99.5%

COMMON STOCKS 99.2%

Aerospace & Defense 0.7%
Spirit AeroSystems Holdings, Inc. (Class A Stock)	36,000	$2,682,000

Airlines 2.6%
Delta Air Lines, Inc.	48,600	2,293,434
JetBlue Airways Corp.*	38,300	758,723
Southwest Airlines Co.	51,800	2,700,852
Spirit Airlines, Inc.*	23,700	806,985
United Continental Holdings, Inc.*	49,600	3,073,216

		9,633,210

Auto Components 2.0%
BorgWarner, Inc.	53,200	2,469,012
Delphi Automotive PLC	12,100	1,166,440
Goodyear Tire & Rubber Co. (The)	23,600	715,080
Lear Corp.	21,500	3,215,110

		7,565,642

Automobiles 2.4%
Ford Motor Co.	381,000	4,202,430
General Motors Co.	131,400	4,801,356

		9,003,786

Banks 16.5%
Bank of America Corp.	386,605	9,235,993
BB&T Corp.	47,000	2,166,230
Citigroup, Inc.	107,493	7,312,749
Citizens Financial Group, Inc.	61,700	2,044,121
East West Bancorp, Inc.	7,400	409,738
Fifth Third Bancorp	93,220	2,435,839
JPMorgan Chase & Co.	149,100	13,551,699
KeyCorp	102,700	1,767,467
PacWest Bancorp	15,700	708,855
PNC Financial Services Group, Inc. (The)	40,900	5,129,269
Regions Financial Corp.	168,100	2,371,891
SunTrust Banks, Inc.	69,200	3,812,920
U.S. Bancorp	37,600	1,927,000
Wells Fargo & Co.	184,799	9,437,685

		62,311,456

Biotechnology 1.2%
Amgen, Inc.	3,100	551,087
Gilead Sciences, Inc.	46,500	3,892,515

		4,443,602

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Building Products 1.0%
Owens Corning	51,000	$3,780,630

Capital Markets 4.0%
Ameriprise Financial, Inc.	5,700	789,507
Bank of New York Mellon Corp. (The)	65,700	3,434,796
Franklin Resources, Inc.	6,300	272,349
Goldman Sachs Group, Inc. (The)	12,300	2,752,002
Morgan Stanley	114,460	5,207,930
State Street Corp.	30,300	2,802,447

		15,259,031

Chemicals 1.5%
Ashland Global Holdings, Inc.	23,100	1,433,355
Cabot Corp.	10,000	526,800
Eastman Chemical Co.	27,200	2,344,640
LyondellBasell Industries NV (Class A Stock)	16,500	1,494,735

		5,799,530

Communications Equipment 1.6%
Cisco Systems, Inc.	84,600	2,724,966
Juniper Networks, Inc.	115,000	3,188,950

		5,913,916

Construction & Engineering 0.5%
AECOM*	34,400	1,152,400
Jacobs Engineering Group, Inc.	10,700	583,043

		1,735,443

Consumer Finance 2.2%
Ally Financial, Inc.	34,900	788,740
American Express Co.	25,200	2,169,720
Capital One Financial Corp.	50,400	4,012,344
Discover Financial Services	11,800	695,610
Navient Corp.	29,700	392,040
Synchrony Financial	12,800	394,112

		8,452,566

Containers & Packaging 0.5%
Crown Holdings, Inc.*	19,100	1,127,473
Owens-Illinois, Inc.*	34,900	859,936

		1,987,409

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Diversified Financial Services 2.1%
Berkshire Hathaway, Inc. (Class B Stock)*	44,300	$8,025,388

Diversified Telecommunication Services 3.7%
AT&T, Inc.	244,639	9,164,177
CenturyLink, Inc.	33,100	652,732
Verizon Communications, Inc.	83,800	4,019,886

		13,836,795

Electric Utilities 4.6%
Entergy Corp.	21,700	1,717,989
Exelon Corp.	106,600	4,036,942
FirstEnergy Corp.	105,700	3,443,706
PG&E Corp.	61,400	4,321,332
PPL Corp.	99,500	3,904,380

		17,424,349

Electrical Equipment 0.5%
Regal Beloit Corp.	24,500	1,847,300

Energy Equipment & Services 0.8%
Schlumberger Ltd.	14,700	933,597
Transocean Ltd.*(a)	242,800	1,981,248

		2,914,845

Equity Real Estate Investment Trusts (REITs) 0.9%
Brixmor Property Group, Inc.	16,400	307,008
DDR Corp.	194,500	1,882,760
Hospitality Properties Trust	18,400	503,424
Spirit Realty Capital, Inc.	83,000	722,100

		3,415,292

Food & Staples Retailing 3.3%
CVS Health Corp.	41,200	3,186,408
Wal-Mart Stores, Inc.	88,500	6,909,195
Walgreens Boots Alliance, Inc.	30,100	2,453,150

		12,548,753

Food Products 1.0%
Archer-Daniels-Midland Co.	81,900	3,384,108
Tyson Foods, Inc. (Class A Stock)	5,200	329,160

		3,713,268

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Health Care Equipment & Supplies 0.1%
Medtronic PLC	5,200	$419,224

Health Care Providers & Services 5.2%
Anthem, Inc.	18,200	3,567,928
Brookdale Senior Living, Inc.*	39,800	482,774
Centene Corp.*	41,300	3,669,505
Cigna Corp.	3,100	564,386
DaVita, Inc.*	41,800	2,447,808
Express Scripts Holding Co.*	61,600	3,869,712
LifePoint Health, Inc.*	39,200	2,271,640
McKesson Corp.	14,300	2,135,133
Universal Health Services, Inc. (Class B Stock)	6,400	692,032

		19,700,918

Hotels, Restaurants & Leisure 3.0%
Extended Stay America, Inc.	120,300	2,356,677
International Game Technology PLC	57,000	1,161,090
Norwegian Cruise Line Holdings Ltd.*	61,900	3,680,574
Royal Caribbean Cruises Ltd.	33,400	4,156,964

		11,355,305

Household Durables 0.0%
CalAtlantic Group, Inc.	2,200	76,450

Household Products 1.1%
Procter & Gamble Co. (The)	45,500	4,198,285

Independent Power & Renewable Electricity Producers 0.0%
AES Corp.	9,800	108,192

Industrial Conglomerates 0.7%
General Electric Co.	114,100	2,801,155

Insurance 7.6%
Aflac, Inc.	32,700	2,699,385
Allstate Corp. (The)	36,100	3,267,050
American Financial Group, Inc.	16,500	1,679,865
Axis Capital Holdings Ltd.	8,200	493,968
Brighthouse Financial, Inc.*	1,336	76,246
Chubb Ltd.	34,700	4,907,274
CNA Financial Corp.	900	44,154

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

Insurance (cont’d)
Everest Re Group Ltd.	4,000	$1,009,920
Hartford Financial Services Group, Inc. (The)	43,300	2,341,231
Lincoln National Corp.	21,500	1,458,990
Loews Corp.	65,400	3,046,332
MetLife, Inc.	4,000	187,320
Old Republic International Corp.	23,000	439,070
Principal Financial Group, Inc.	55,400	3,463,608
Reinsurance Group of America, Inc.	14,500	1,949,525
Travelers Cos., Inc. (The)	3,100	375,658
Unum Group	22,600	1,088,868
Validus Holdings Ltd.	7,600	381,140

		28,909,604

Internet & Direct Marketing Retail 0.3%
Liberty Expedia Holdings, Inc. (Class A Stock)*	21,200	1,159,428

IT Services 0.3%
CSRA, Inc.	28,500	898,035
International Business Machines Corp.	1,000	143,030

		1,041,065

Media 0.7%
TEGNA, Inc.	63,200	797,584
Viacom, Inc. (Class A Stock)(a)	2,000	76,400
Viacom, Inc. (Class B Stock)	65,300	1,867,580

		2,741,564

Metals & Mining 2.0%
Freeport-McMoRan, Inc.*	108,500	1,603,630
Reliance Steel & Aluminum Co.	31,900	2,310,198
Steel Dynamics, Inc.	86,400	2,976,480
Tahoe Resources, Inc.	164,000	782,280

		7,672,588

Mortgage Real Estate Investment Trusts (REITs) 2.4%
AGNC Investment Corp.	145,600	3,136,224
Annaly Capital Management, Inc.	213,000	2,662,500
Chimera Investment Corp.	99,200	1,891,744
MFA Financial, Inc.	39,900	350,322
Two Harbors Investment Corp.	85,400	873,642

		8,914,432

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Shares	Value
COMMON STOCKS (Continued)

Multi-Utilities 1.2%
Public Service Enterprise Group, Inc.	79,300	$3,714,412
SCANA Corp.	16,300	984,194

		4,698,606

Multiline Retail 0.9%
Kohl’s Corp.	23,800	946,764
Macy’s, Inc.	38,000	789,260
Target Corp.	31,600	1,723,148

		3,459,172

Oil, Gas & Consumable Fuels 6.3%
Chevron Corp.	43,000	4,627,660
Exxon Mobil Corp.	111,700	8,526,061
Gulfport Energy Corp.*	159,100	1,993,523
Laredo Petroleum, Inc.*	128,700	1,598,454
Marathon Petroleum Corp.	8,200	430,090
Newfield Exploration Co.*	73,800	1,928,394
Southwestern Energy Co.*	364,700	1,987,615
Valero Energy Corp.	41,500	2,826,150

		23,917,947

Paper & Forest Products 0.2%
Domtar Corp.	22,700	917,988

Pharmaceuticals 4.1%
Johnson & Johnson	51,500	6,817,055
Mallinckrodt PLC*	9,900	406,692
Merck & Co., Inc.	37,500	2,394,750
Mylan NV*	80,500	2,534,140
Pfizer, Inc.	98,156	3,329,452

		15,482,089

Real Estate Management & Development 0.5%
CBRE Group, Inc. (Class A Stock)*	38,100	1,374,648
Jones Lang LaSalle, Inc.	4,300	524,213

		1,898,861

Road & Rail 0.4%
Ryder System, Inc.	19,600	1,520,960

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	204,600	$7,175,322
Micron Technology, Inc.*	18,400	588,248

		7,763,570

Software 0.3%
Oracle Corp.	21,200	1,066,996

Specialty Retail 2.3%
Best Buy Co., Inc.	36,000	1,953,360
Dick’s Sporting Goods, Inc.	13,700	361,132
GameStop Corp. (Class A Stock)	45,900	849,150
Gap, Inc. (The)	30,200	713,324
Penske Automotive Group, Inc.	38,500	1,630,860
Sally Beauty Holdings, Inc.*	70,900	1,318,031
Staples, Inc.	171,300	1,749,829

		8,575,686

Technology Hardware, Storage & Peripherals 2.1%
Hewlett Packard Enterprise Co.	220,900	3,989,454
HP, Inc.	146,900	2,802,852
Xerox Corp.	31,150	1,005,210

		7,797,516

Textiles, Apparel & Luxury Goods 0.6%
Michael Kors Holdings Ltd.*	22,900	966,838
Ralph Lauren Corp.	16,000	1,406,240

		2,373,078

Tobacco 0.6%
Philip Morris International, Inc.	20,000	2,338,600

Trading Companies & Distributors 0.6%
Air Lease Corp.	13,800	560,832
United Rentals, Inc.*	6,700	791,002
WESCO International, Inc.*	18,000	908,100

		2,259,934

TOTAL COMMON STOCKS (cost $317,761,620)		375,463,424

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Shares	Value

EXCHANGE TRADED FUND 0.3%
iShares Russell 1000 Value ETF (cost $1,159,290)	10,000	$1,157,900

TOTAL LONG-TERM INVESTMENTS (cost $318,920,910)		376,621,324

SHORT-TERM INVESTMENTS 0.6%

AFFILIATED MUTUAL FUNDS
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(w)	128,602	128,602
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $2,093,569; includes $2,087,936 of cash collateral for securities on loan)(b)(w)	2,093,554	2,093,763

TOTAL SHORT-TERM INVESTMENTS (cost $2,222,171)		2,222,365

TOTAL INVESTMENTS 100.1% (cost $321,143,081)		378,843,689
Liabilities in excess of other assets (0.1)%		(293,758)

NET ASSETS 100.0%		$378,549,931

The following abbreviations are used in the semiannual report.

ETF—Exchange Traded Fund

LIBOR—London Interbank Offered Rate

REITs—Real Estate Investment Trusts

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $2,053,820; cash collateral of $2,087,936 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2—Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

18

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$2,682,000	$—	$—
Airlines	9,633,210	—	—
Auto Components	7,565,642	—	—
Automobiles	9,003,786	—	—
Banks	62,311,456	—	—
Biotechnology	4,443,602	—	—
Building Products	3,780,630	—	—
Capital Markets	15,259,031	—	—
Chemicals	5,799,530	—	—
Communications Equipment	5,913,916	—	—
Construction & Engineering	1,735,443	—	—
Consumer Finance	8,452,566	—	—
Containers & Packaging	1,987,409	—	—
Diversified Financial Services	8,025,388	—	—
Diversified Telecommunication Services	13,836,795	—	—
Electric Utilities	17,424,349	—	—
Electrical Equipment	1,847,300	—	—
Energy Equipment & Services	2,914,845	—	—
Equity Real Estate Investment Trusts (REITs)	3,415,292	—	—
Food & Staples Retailing	12,548,753	—	—
Food Products	3,713,268	—	—
Health Care Equipment & Supplies	419,224	—	—
Health Care Providers & Services	19,700,918	—	—
Hotels, Restaurants & Leisure	11,355,305	—	—
Household Durables	76,450	—	—
Household Products	4,198,285	—	—
Independent Power & Renewable Electricity Producers	108,192	—	—
Industrial Conglomerates	2,801,155	—	—
Insurance	28,909,604	—	—
Internet & Direct Marketing Retail	1,159,428	—	—
IT Services	1,041,065	—	—
Media	2,741,564	—	—
Metals & Mining	7,672,588	—	—
Mortgage Real Estate Investment Trusts (REITs)	8,914,432	—	—
Multi-Utilities	4,698,606	—	—
Multiline Retail	3,459,172	—	—
Oil, Gas & Consumable Fuels	23,917,947	—	—
Paper & Forest Products	917,988	—	—
Pharmaceuticals	15,482,089	—	—
Real Estate Management & Development	1,898,861	—	—

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Common Stocks (continued)
Road & Rail	$1,520,960	$—	$—
Semiconductors & Semiconductor Equipment	7,763,570	—	—
Software	1,066,996	—	—
Specialty Retail	8,575,686	—	—
Technology Hardware, Storage & Peripherals	7,797,516	—	—
Textiles, Apparel & Luxury Goods	2,373,078	—	—
Tobacco	2,338,600	—	—
Trading Companies & Distributors	2,259,934	—	—
Exchange Traded Fund	1,157,900	—	—
Affiliated Mutual Funds	2,222,365	—	—

Total	$378,843,689	$—	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2017 were as follows:

Banks	16.5%
Insurance	7.6
Oil, Gas & Consumable Fuels	6.3
Health Care Providers & Services	5.2
Electric Utilities	4.6
Pharmaceuticals	4.1
Capital Markets	4.0
Diversified Telecommunication Services	3.7
Food & Staples Retailing	3.3
Hotels, Restaurants & Leisure	3.0
Airlines	2.6
Automobiles	2.4
Mortgage Real Estate Investment Trusts (REITs)	2.4
Specialty Retail	2.3
Consumer Finance	2.2
Diversified Financial Services	2.1
Technology Hardware, Storage & Peripherals	2.1
Semiconductors & Semiconductor Equipment	2.1
Metals & Mining	2.0
Auto Components	2.0
Communications Equipment	1.6
Chemicals	1.5
Multi-Utilities	1.2
Biotechnology	1.2
Household Products	1.1
Building Products	1.0
Food Products	1.0
Multiline Retail	0.9
Equity Real Estate Investment Trusts (REITs)	0.9%
Energy Equipment & Services	0.8
Industrial Conglomerates	0.7
Media	0.7
Aerospace & Defense	0.7
Textiles, Apparel & Luxury Goods	0.6
Tobacco	0.6
Trading Companies & Distributors	0.6
Affiliated Mutual Funds (including 0.6% of collateral for securities on loan)	0.6
Containers & Packaging	0.5
Real Estate Management & Development	0.5
Electrical Equipment	0.5
Construction & Engineering	0.5
Road & Rail	0.4
Internet & Direct Marketing Retail	0.3
Exchange Traded Fund	0.3
Software	0.3
IT Services	0.3
Paper & Forest Products	0.2
Health Care Equipment & Supplies	0.1
Independent Power & Renewable Electricity Producers	0.0 *
Household Durables	0.0 *

100.1
Liabilities in excess of other assets	(0.1)

100.0%

*	Less than +/- 0.05%

See Notes to Financial Statements.

20

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$2,053,820	$(2,053,820)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	21

Statement of Assets & Liabilities (unaudited)

as of August 31, 2017

Assets
Investments at value, including securities on loan of $2,053,820:
Unaffiliated investments (cost $318,920,910)	$376,621,324
Affiliated investments (cost $2,222,171)	2,222,365
Receivable for investments sold	5,604,991
Dividends receivable	953,473
Receivable for Fund shares sold	263,514

Total Assets	385,665,667

Liabilities
Payable for investments purchased	4,239,595
Payable to broker for collateral for securities on loan	2,087,936
Payable for Fund shares reacquired	318,787
Management fee payable	203,565
Distribution fee payable	119,089
Accrued expenses and other liabilities	90,220
Affiliated transfer agent fee payable	56,143
Deferred trustees’ fees	320
Loan interest payable	81

Total Liabilities	7,115,736

Net Assets	$378,549,931

Net assets were comprised of:
Shares of beneficial interest, at par	$27,233
Paid-in capital in excess of par	314,146,244

314,173,477
Undistributed net investment income	2,468,813
Accumulated net realized gain on investment transactions	4,207,033
Net unrealized appreciation on investments	57,700,608

Net assets, August 31, 2017	$378,549,931

See Notes to Financial Statements.

22

Class A
Net asset value and redemption price per share
($26,070,251 ÷ 1,908,772 shares of beneficial interest issued and outstanding)	$13.66
Maximum sales charge (5.50% of offering price)	0.80

Maximum offering price to public	$14.46

Class B
Net asset value, offering price and redemption price per share
($1,308,852 ÷ 103,108 shares of beneficial interest issued and outstanding)	$12.69

Class C
Net asset value, offering price and redemption price per share
($12,865,193 ÷ 1,014,196 shares of beneficial interest issued and outstanding)	$12.69

Class Q
Net asset value, offering price and redemption price per share
($31,908,070 ÷ 2,280,724 shares of beneficial interest issued and outstanding)	$13.99

Class R
Net asset value, offering price and redemption price per share
($237,876,264 ÷ 17,027,243 shares of beneficial interest issued and outstanding)	$13.97

Class Z
Net asset value, offering price and redemption price per share
($68,521,301 ÷ 4,898,757 shares of beneficial interest issued and outstanding)	$13.99

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	23

Statement of Operations (unaudited)

Six Months Ended August 31, 2017

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of foreign withholding taxes of $12,280)	$4,731,106
Income from securities lending, net (including affiliated income of $1,652)	7,047
Affiliated dividend income	5,416

Total income	4,743,569

Expenses
Management fee	1,540,131
Distribution fee(a)	1,021,781
Transfer agent’s fees and expenses (including affiliated expense of $166,700)(a)	201,000
Custodian and accounting fees	44,000
Registration fees(a)	41,000
Shareholders’ reports	23,000
Audit fee	13,000
Legal fees and expenses	10,000
Trustees’ fees	8,000
Loan interest expense	229
Miscellaneous	9,220

Total expenses	2,911,361
Less: Management fee waiver and/or expense reimbursement(a)	(320,247)
Distribution fee waiver(a)	(309,415)

Net expenses	2,281,699

Net investment income (loss)	2,461,870

Realized And Unrealized Gain (Loss) On Investments
Net realized gain (loss) on investment transactions (including affiliated of $170)	9,259,906
Net change in unrealized appreciation (depreciation) on investments (including affiliated of ($925))	(12,958,085)

Net gain (loss) on investment transactions	(3,698,179)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(1,236,309)

(a)	Class specific expenses and waivers were as follows:

	Class A	Class B	Class C	Class Q	Class R	Class Z
Distribution fee	39,520	6,431	67,351	—	908,479	—
Transfer Agency fees and expenses	15,200	800	7,400	100	136,900	40,600
Including affiliated expenses	5,400	700	1,400	100	158,200	900
Registration fees	3,800	1,900	2,800	3,400	20,900	8,200
Management fee waiver and/or expense reimbursement	(22,394)	(2,645)	(11,450)	(10,035)	(205,922)	(67,801)
Distribution fee waiver	(6,587)	—	—	—	(302,828)	—

See Notes to Financial Statements.

24

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,461,870	$5,156,998
Net realized gain (loss) on investment transactions	9,259,906	35,533,858
Net change in unrealized appreciation (depreciation) on investments	(12,958,085)	67,747,075

Net increase (decrease) in net assets resulting from operations	(1,236,309)	108,437,931

Dividends and Distributions
Dividends from net investment income
Class A	(47,189)	(345,361)
Class B	(984)	(9,979)
Class C	(10,145)	(121,386)
Class Q	(68,181)	—
Class R	(315,034)	(3,222,510)
Class Z	(147,043)	(1,724,528)

	(588,576)	(5,423,764)

Dividends from net realized gains
Class A	(1,341,267)	(587,004)
Class B	(71,768)	(28,245)
Class C	(740,387)	(343,166)
Class Q	(1,594,828)	—
Class R	(11,909,614)	(6,489,621)
Class Z	(3,439,470)	(2,525,909)

	(19,097,334)	(9,973,945)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	22,298,314	61,052,601
Net asset value of shares issued in reinvestment of dividends and distributions	19,544,293	15,268,847
Cost of shares reacquired	(31,529,488)	(101,778,734)

Net increase (decrease) in net assets from Fund share transactions	10,313,119	(25,457,286)

Total increase (decrease)	(10,609,100)	67,582,936

Net Assets:
Beginning of period	389,159,031	321,576,095

End of period (a)	$378,549,931	$389,159,031

(a) Includes undistributed net investment income of:	$2,468,813	$595,519

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	25

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six funds: Prudential Jennison Focused Growth Fund, Prudential Global Absolute Return Bond Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential QMA Global Tactical Allocation Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential QMA Strategic Value Fund (the “Fund”), a diversified series of the Trust.

The investment objective of the Fund is long-term growth of capital.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

26

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential QMA Strategic Value Fund	27

Notes to Financial Statements (unaudited) (continued)

Master Netting Arrangements: The Trust, on behalf of the Fund, is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Equity Real Estate Investment Trusts (REITs): The Fund invests in Equity REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from Equity REITs during the period is estimated to be dividend income, capital gain or return of capital and recorded accordingly. When material these estimates are adjusted periodically when the actual source of distributions is disclosed by the Equity REITs.

28

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Class specific expenses and waivers, where applicable, are allocated to the respective share classes that include Distribution fees, Distribution fee waivers and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 such expenses were allocated as noted below.

Net investment income or loss (other than class specific expenses and waivers, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Prudential QMA Strategic Value Fund	29

Notes to Financial Statements (unaudited) (continued)

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $1 billion and .75% of such average daily net assets in excess of $1 billion. The effective management fee rate before any waivers and/or expense reimbursement was .80% for the six months ended August 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .63%.

PGIM Investments entered into a contractual agreement that would waive management fees in an amount up to .17% of the Fund’s average daily net assets through June 30, 2018, to the extent that the Fund’s net annual operating expenses (exclusive of taxes, interest, distribution (12b-1) fees and certain extraordinary expenses) exceed .80% of the Fund’s average daily net assets on an annualized basis. In addition, effective August 1, 2017, PGIM Investments has voluntarily agreed to limit the net annual operating expenses excluding taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales of Class B shares to 2.07% of Class B’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class Q, Class R and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C and Class R shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, 1%, 1% and .75% of the average daily net assets of the Class A, B, C and R shares, respectively. PIMS has contractually agreed through June 30, 2018 to reduce its distribution and service (12b-1) fees for Class A and Class R shares to .25% and .50% of the average daily net assets of the Class A and Class R shares, respectively.

PIMS has advised the Fund that it received $34,769 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

30

PIMS has advised the Fund that for the six months ended August 31, 2017, it received $166 and $679 in contingent deferred sales charges imposed upon certain redemptions by Class B and Class C shareholders, respectively.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2017, PGIM, Inc. was compensated $2,321 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended August 31, 2017, were $162,174,248 and $167,652,619, respectively.

Prudential QMA Strategic Value Fund	31

Notes to Financial Statements (unaudited) (continued)

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2017 were as follows:

Tax Basis	$326,191,566

Gross Unrealized Appreciation	65,087,494
Gross Unrealized Depreciation	(12,435,371)

Net Unrealized Appreciation	$52,652,123

The book basis may differ from tax basis due to certain tax-related adjustments.

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class B, Class C, Class Q, Class R and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis, approximately seven years after purchase. Class B shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q, Class R and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

32

At reporting period end, two shareholders of record held 81% of the Fund’s outstanding shares on behalf of multiple beneficial owners, of which 63% were held by an affiliate of Prudential.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2017:
Shares sold	147,512	$2,072,296
Shares issued in reinvestment of dividends and distributions	102,087	1,354,694
Shares reacquired	(187,452)	(2,592,192)

Net increase (decrease) in shares outstanding before conversion	62,147	834,798
Shares issued upon conversion from other share class(es)	47,484	656,533
Shares reacquired upon conversion into other share class(es)	(5,476)	(74,821)

Net increase (decrease) in shares outstanding	104,155	$1,416,510

Year ended February 28, 2017:
Shares sold	379,964	$5,193,425
Shares issued in reinvestment of dividends and distributions	65,455	906,099
Shares reacquired	(266,197)	(3,479,746)

Net increase (decrease) in shares outstanding before conversion	179,222	2,619,778
Shares issued upon conversion from other share class(es)	10,395	135,505
Shares reacquired upon conversion into other share class(es)	(39,644)	(527,122)

Net increase (decrease) in shares outstanding	149,973	$2,228,161

Class B
Six months ended August 31, 2017:
Shares sold	26,923	$351,872
Shares issued in reinvestment of dividends and distributions	5,564	68,765
Shares reacquired	(9,602)	(124,078)

Net increase (decrease) in shares outstanding before conversion	22,885	296,559
Shares reacquired upon conversion into other share class(es)	(11,372)	(148,843)

Net increase (decrease) in shares outstanding	11,513	$147,716

Year ended February 28, 2017:
Shares sold	25,396	$322,416
Shares issued in reinvestment of dividends and distributions	2,739	35,624
Shares reacquired	(7,902)	(98,963)

Net increase (decrease) in shares outstanding before conversion	20,233	259,077
Shares reacquired upon conversion into other share class(es)	(10,708)	(130,839)

Net increase (decrease) in shares outstanding	9,525	$128,238

Prudential QMA Strategic Value Fund	33

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended August 31, 2017:
Shares sold	64,887	$843,000
Shares issued in reinvestment of dividends and distributions	58,583	723,503
Shares reacquired	(89,972)	(1,158,014)

Net increase (decrease) in shares outstanding before conversion	33,498	408,489
Shares reacquired upon conversion into other share class(es)	(68,167)	(871,938)

Net increase (decrease) in shares outstanding	(34,669)	$(463,449)

Year ended February 28, 2017:
Shares sold	182,221	$2,365,440
Shares issued in reinvestment of dividends and distributions	34,262	445,249
Shares reacquired	(151,618)	(1,816,824)

Net increase (decrease) in shares outstanding before conversion	64,865	993,865
Shares reacquired upon conversion into other share class(es)	(6,427)	(80,244)

Net increase (decrease) in shares outstanding	58,438	$913,621

Class Q*
Period ended August 31, 2017:
Shares sold	80,288	$1,135,000
Shares issued in reinvestment of dividends and distributions	122,460	1,663,009
Shares reacquired	(84,101)	(1,170,042)

Net increase (decrease) in shares outstanding before conversion	118,647	1,627,967
Shares issued upon conversion from other share class(es)	2,162,077	31,523,091

Net increase (decrease) in shares outstanding	2,280,724	$33,151,058

Class R
Six months ended August 31, 2017:
Shares sold	907,853	$12,910,920
Shares issued in reinvestment of dividends and distributions	900,195	12,224,648
Shares reacquired	(1,329,170)	(18,871,063)

Net increase (decrease) in shares outstanding	478,878	$6,264,505

Year ended February 28, 2017:
Shares sold	3,110,239	$40,687,931
Shares issued in reinvestment of dividends and distributions	685,187	9,712,131
Shares reacquired	(5,274,637)	(70,835,708)

Net increase (decrease) in shares outstanding	(1,479,211)	$(20,435,646)

34

Class Z	Shares	Amount
Six months ended August 31, 2017:
Shares sold	352,371	$4,985,226
Shares issued in reinvestment of dividends and distributions	258,444	3,509,674
Shares reacquired	(537,371)	(7,614,099)

Net increase (decrease) in shares outstanding before conversion	73,444	880,801
Shares issued upon conversion from other share class(es)	31,366	439,069
Shares reacquired upon conversion into other share class(es)	(2,162,077)	(31,523,091)

Net increase (decrease) in shares outstanding	(2,057,267)	$(30,203,221)

Year ended February 28, 2017:
Shares sold	966,604	$12,483,389
Shares issued in reinvestment of dividends and distributions	295,367	4,169,744
Shares reacquired	(1,902,287)	(25,547,493)

Net increase (decrease) in shares outstanding before conversion	(640,316)	(8,894,360)
Shares issued upon conversion from other share class(es)	44,330	602,700

Net increase (decrease) in shares outstanding	(595,986)	$(8,291,660)

*	Commencement of operations was April 26, 2017.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly. Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCA is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

Prudential QMA Strategic Value Fund	35

Notes to Financial Statements (unaudited) (continued)

The Fund utilized the SCA during the reporting period ended August 31, 2017. The average daily balance for the 17 days that the Fund had loans outstanding during the period was $200,824, borrowed at a weighted average interest rate of 2.41%. The maximum loan balance outstanding during the period was $401,000. At August 31, 2017, the Fund did not have an outstanding loan balance.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments implemented the changes effective August 1, 2017.

36

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2017	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.47	$11.17	$14.83	$14.51	$11.91	$10.59
Income (loss) from investment operations:
Net investment income (loss)	.10	.20	.18	.15	.13	.13
Net realized and unrealized gain (loss) on investment transactions	(.16)	3.69	(1.68)	1.59	2.66	1.27
Total from investment operations	(.06)	3.89	(1.50)	1.74	2.79	1.40
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.22)	(.18)	(.11)	(.19)	(.08)
Distributions from net realized gains	(.72)	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.75)	(.59)	(2.16)	(1.42)	(.19)	(.08)
Net asset value, end of period	$13.66	$14.47	$11.17	$14.83	$14.51	$11.91
Total Return(b):	(.27)%	35.04%	(11.15)%	12.32%	23.56%	13.39%

Ratio/Supplemental Data:
Net assets, end of period (000)	$26,070	$26,109	$18,484	$24,001	$22,562	$19,326
Average net assets (000)	$26,132	$21,438	$21,782	$23,710	$21,289	$18,547
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.08% (d)	1.07%	1.18%	1.40%	1.42%	1.52%
Expenses before fee waivers and/or expense reimbursement	1.30% (d)	1.29%	1.35%	1.47%	1.49%	1.57%
Net investment income (loss)	1.38% (d)	1.53%	1.32%	1.01%	.99%	1.19%
Portfolio turnover rate	42% (e)	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	37

Financial Highlights (unaudited) (continued)

Class B Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2017	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.54	$10.49	$14.06	$13.83	$11.36	$10.13
Income (loss) from investment operations:
Net investment income (loss)	.04	.09	.07	.04	.03	.05
Net realized and unrealized gain (loss) on investment transactions	(.16)	3.46	(1.58)	1.51	2.54	1.22
Total from investment operations	(.12)	3.55	(1.51)	1.55	2.57	1.27
Less Dividends and Distributions:
Dividends from net investment income	(.01)	(.13)	(.08)	(.01)	(.10)	(.04)
Distributions from net realized gains	(.72)	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.73)	(.50)	(2.06)	(1.32)	(.10)	(.04)
Net asset value, end of period	$12.69	$13.54	$10.49	$14.06	$13.83	$11.36
Total Return(b):	(.71)%	34.04%	(11.80)%	11.46%	22.72%	12.55%

Ratio/Supplemental Data:
Net assets, end of period (000)	$1,309	$1,240	$861	$1,287	$1,478	$1,330
Average net assets (000)	$1,276	$976	$1,058	$1,368	$1,311	$1,155
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.86% (d)	1.82%	1.93%	2.15%	2.17%	2.27%
Expenses before fee waivers and/or expense reimbursement	2.27% (d)	1.99%	2.05%	2.17%	2.19%	2.27%
Net investment income (loss)	.60% (d)	.78%	.56%	.25%	.25%	.46%
Portfolio turnover rate	42% (e)	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

38

Class C Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2017	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$13.53	$10.48	$14.05	$13.82	$11.35	$10.13
Income (loss) from investment operations:
Net investment income (loss)	.04	.09	.07	.04	.03	.04
Net realized and unrealized gain (loss) on investment transactions	(.15)	3.46	(1.58)	1.51	2.54	1.22
Total from investment operations	(.11)	3.55	(1.51)	1.55	2.57	1.26
Less Dividends and Distributions:
Dividends from net investment income	(.01)	(.13)	(.08)	(.01)	(.10)	(.04)
Distributions from net realized gains	(.72)	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.73)	(.50)	(2.06)	(1.32)	(.10)	(.04)
Net asset value, end of period	$12.69	$13.53	$10.48	$14.05	$13.82	$11.35
Total Return(b):	(.64)%	34.08%	(11.82)%	11.47%	22.74%	12.45%

Ratio/Supplemental Data:
Net assets, end of period (000)	$12,865	$14,187	$10,383	$14,289	$13,196	$11,080
Average net assets (000)	$13,360	$11,548	$12,575	$14,061	$12,277	$10,623
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	1.84% (d)	1.82%	1.93%	2.15%	2.17%	2.27%
Expenses before fee waivers and/or expense reimbursement	2.01% (d)	1.99%	2.05%	2.17%	2.19%	2.27%
Net investment income (loss)	.63% (d)	.78%	.57%	.26%	.23%	.44%
Portfolio turnover rate	42% (e)	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	39

Financial Highlights (unaudited) (continued)

Class Q Shares
	April 26, 2017(a) through August 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.58
Income (loss) from investment operations:
Net investment income (loss)	.09
Net realized and unrealized gain (loss) on investment transactions	.07
Total from investment operations	.16
Less Dividends and Distributions:
Dividends from net investment income	(.03)
Distributions from net realized gains	(.72)
Total dividends and distributions	(.75)
Net asset value, end of period	$13.99
Total Return(c):	1.29%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,908
Average net assets (000)	$31,723
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.80%	(e)
Expenses before waivers and/or expense reimbursement	.89%	(e)
Net investment income (loss)	1.74%	(e)
Portfolio turnover rate	42%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

40

Class R Shares
	Six Months Ended August 31, 2017	Year Ended February 28, 2017	June 19, 2015(a) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$14.79	$11.41	$14.71
Income (loss) from investment operations:
Net investment income (loss)	.08	.17	.12
Net realized and unrealized gain (loss) on investment transactions	(.16)	3.76	(1.78)
Total from investment operations	(.08)	3.93	(1.66)
Less Dividends and Distributions:
Dividends from net investment income	(.02)	(.18)	(.09)
Distributions from net realized gains	(.72)	(.37)	(1.55)
Total dividends and distributions	(.74)	(.55)	(1.64)
Net asset value, end of period	$13.97	$14.79	$11.41
Total Return(c):	(.38)%	34.69%	(11.93)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$237,876	$244,779	$205,745
Average net assets (000)	$240,287	$231,775	$214,628
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.32% (e)	1.32%	1.32% (e)
Expenses before waivers and/or expense reimbursement	1.74% (e)	1.74%	1.74% (e)
Net investment income (loss)	1.15% (e)	1.29%	1.31% (e)
Portfolio turnover rate	42% (f)	126%	153% (f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA Strategic Value Fund	41

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended August 31,	Year Ended February 28/29,
	2017	2017	2016	2015	2014	2013
Per Share Operating Performance(a):
Net Asset Value, Beginning of Period	$14.78	$11.40	$15.09	$14.74	$12.09	$10.75
Income (loss) from investment operations:
Net investment income (loss)	.12	.24	.23	.20	.17	.16
Net realized and unrealized gain (loss) on investment transactions	(.16)	3.76	(1.72)	1.61	2.70	1.29
Total from investment operations	(.04)	4.00	(1.49)	1.81	2.87	1.45
Less Dividends and Distributions:
Dividends from net investment income	(.03)	(.25)	(.22)	(.15)	(.22)	(.11)
Distributions from net realized gains	(.72)	(.37)	(1.98)	(1.31)	-	-
Total dividends and distributions	(.75)	(.62)	(2.20)	(1.46)	(.22)	(.11)
Net asset value, end of period	$13.99	$14.78	$11.40	$15.09	$14.74	$12.09
Total Return(b):	(.08)%	35.32%	(10.93)%	12.61%	23.91%	13.71%

Ratio/Supplemental Data:
Net assets, end of period (000)	$68,521	$102,843	$86,103	$36,026	$33,181	$25,066
Average net assets (000)	$79,115	$97,738	$81,282	$34,823	$29,528	$21,961
Ratios to average net assets(c):
Expenses after fee waivers and/or expense reimbursement	.81% (d)	.82%	.86%	1.15%	1.17%	1.27%
Expenses before fee waivers and/or expense reimbursement	.98% (d)	.99%	1.01%	1.17%	1.19%	1.27%
Net investment income (loss)	1.63% (d)	1.79%	1.71%	1.27%	1.23%	1.47%
Portfolio turnover rate	42% (e)	126%	153%	58%	77%	47%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.

See Notes to Financial Statements.

42

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential QMA Strategic Value Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board

[1]	Prudential Strategic Value Fund is a series of Prudential Investment Portfolios 3.
[2]

Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential QMA Strategic Value Fund

Approval of Advisory Agreements (continued)

meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of QMA’s portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to both PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to both PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

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The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but that at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale can be shared with the Fund in other ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board also considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential QMA Strategic Value Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-, three-, five- and ten-year periods ended December 31, 2016.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Large-Cap Value Funds Performance Universe)3, which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

[3]

The Fund was compared to the Lipper Large-Cap Value Funds Performance Universe, although the Fund is classified in the Multi-Cap Value Funds Performance Universe. The Lipper Large-Cap Value Funds Performance Universe was utilized because PGIM Investments believes that the funds included in this Universe provide a more appropriate basis for Fund performance comparisons.

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	1st Quartile	1st Quartile	2nd Quartile
Actual Management Fees: 2nd Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund outperformed its benchmark index over all periods.
•

The Board also noted that PGIM Investments had contractually guaranteed through June 30, 2018 to waive up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceeded 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average daily net assets.

•

The Board noted that this expense cap had been implemented in June 2015, and as a result, was not fully reflected in the expense ratio for the Fund’s most recently completed fiscal year. In this regard, the Board considered information provided by PGIM Investments indicating that if the expense cap were in effect for the full fiscal year, the Fund’s net total expenses would rank in the second quartile of its Peer Group.

•

The Board and PGIM Investments agreed to continue the existing expense waiver of up to 0.17% of its management fee to the extent that the Fund’s annual operating expenses exceed 0.80% (exclusive of 12b-1 fees and certain other fees) of the Fund’s average net assets through June 30, 2018.

•	The Board concluded that, in light of the above, it would be in the best interests of the Fund and its shareholders to renew the agreements.
•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential QMA Strategic Value Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Strategic Value Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA STRATEGIC VALUE FUND

SHARE CLASS	A	B	C	Q	R	Z
NASDAQ	SUVAX	SUVBX	SUVCX	SUVQX	PRVRX	SUVZX
CUSIP	74440K108	74440K207	74440K306	74440K538	74440K736	74440K405

MF502E2

     PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

SEMIANNUAL REPORT

AUGUST 31, 2017

To enroll in e-delivery, go to pgiminvestments.com/edelivery

Objective: Long-term risk-adjusted total return

This report presents the consolidated results of the Prudential QMA Global Tactical Allocation Fund and the Prudential QMA Global Tactical Allocation Subsidiary, Ltd.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential QMA Global Tactical Allocation Fund

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA Global Tactical Allocation Fund informative and useful. The report covers performance for the six-month period ended August 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: The name of your Fund and its management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA Global Tactical Allocation Fund

October 16, 2017

Prudential QMA Global Tactical Allocation Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/17 (without sales charges)	Average Annual Total Returns as of 8/31/17 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	0.92	0.29	–1.22 (4/21/15)
Class C	0.51	4.51	0.46 (4/21/15)
Class Q	1.00	6.42	1.43 (4/21/15)
Class Z	1.00	6.42	1.43 (4/21/15)
Customized Blend Index	4.97	7.99	4.68
Bloomberg Barclays Global Aggregate Bond Hedged Index	2.19	0.28	2.72
MSCI World Index (ND)	7.80	16.19	6.36
Lipper Custom Global Tactical Allocation Funds Average**	2.01	4.65	–1.32
Lipper Alternative Multi-Strategy Funds Average**	1.09	2.81	0.47

*Not annualized

**The Lipper Custom Global Tactical Allocation Funds Average is a custom group of funds in the Lipper Alternative Multi-Strategy Funds that employ a global tactical allocation strategy performance universe. Although Lipper classifies the Fund in the Alternative Multi-Strategy Funds performance universe, the Lipper Custom Global Tactical Allocation Funds Average is used because the funds in the custom peer group provide a more appropriate basis for Fund performance comparisons.

Source: PGIM Investments LLC and Lipper Inc.

The Since Inception returns for the Indexes and the Lipper Averages are measured from the closest month-end to inception date for the Fund.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.30% (.25% currently)	1%	None	None

Benchmark Definitions

Customized Blend Index—The Customized Blend Index is a model portfolio consisting of the MSCI World Index (ND) (50%) and the Bloomberg Barclays Global Aggregate Bond Hedged Index (50%). The MSCI World Index (ND) is a free-float-adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed markets. The MSCI World Index consists of the following 23 developed market country indexes: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The ND version of the MSCI World Index reflects the impact of the maximum withholding taxes on reinvested dividends. The Bloomberg Barclays Global Aggregate Bond Hedged Index provides a broad-based measure of the global investment-grade fixed rate debt markets. It is comprised of the US Aggregate, Pan-European Aggregate, and the Asian-Pacific Aggregate Indexes. It also includes a wide range of standard and customized subindices by liquidity constraint, sector, quality, and maturity.

Lipper Alternative Multi-Strategy Funds Average—The Lipper Alternative Multi-Strategy Funds Average (Lipper Average) includes funds which seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.

Lipper Custom Global Tactical Allocation Funds Average—The Lipper Custom Global Tactical Allocation Funds Average (Lipper Custom Average) consists only of funds that employ a global tactical allocation strategy within Lipper’s Alternative Multi-Strategy Funds universe, and not the entire Alternative Multi-Strategy Funds universe. These returns do not include the effect of any sales charges or taxes. These returns would be lower if they included the effect of these expenses.

Prudential QMA Global Tactical Allocation Fund	7

Your Fund’s Performance (continued)

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account

Prudential QMA Global Tactical Allocation Fund	9

Fees and Expenses (continued)

value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA Global Tactical Allocation Fund		Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,009.20	1.50%	$7.60
	Hypothetical	$1,000.00	$1,017.64	1.50%	$7.63
Class C	Actual	$1,000.00	$1,005.10	2.25%	$11.37
	Hypothetical	$1,000.00	$1,013.86	2.25%	$11.42
Class Q	Actual	$1,000.00	$1,010.00	1.25%	$6.33
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36
Class Z	Actual	$1,000.00	$1,010.00	1.25%	$6.33
	Hypothetical	$1,000.00	$1,018.90	1.25%	$6.36

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any

underlying	portfolios in which the Fund may invest.

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Consolidated Schedule of Investments (unaudited)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
SHORT-TERM INVESTMENTS 86.1%

U.S. TREASURY OBLIGATIONS(n) 66.8%
U.S. Treasury Bills(b)(h)	0.963%	09/21/17	2,440	$2,438,788
U.S. Treasury Bills(b)(bb)	0.972	09/21/17	810	809,598
U.S. Treasury Bills(b)(h)	0.978	09/21/17	2,000	1,999,007
U.S. Treasury Bills	1.088	10/26/17	16,100	16,075,034

TOTAL U.S. TREASURY OBLIGATIONS (cost $21,320,491)				21,322,427

			Shares
AFFILIATED MUTUAL FUND 19.3%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $6,170,148)(w)			6,170,148	6,170,148

TOTAL INVESTMENTS 86.1% (cost $27,490,639)				27,492,575
Other assets in excess of liabilities(z) 13.9%				4,429,743

NET ASSETS 100.0%				$31,922,318

The following abbreviations are used in the semi-annual report:

ASX—Australian Securities Exchange

BIST—Borsa Instanbul Index (Turkish Stock Exchange)

Bovespa—Sao Palo Se Bovespa Index

CAC—French Stock Market Index

DAX—German Stock Index

FTSE—Financial Times Stock Exchange

IBEX—Spanish Stock Exchange

JSE—Johannesburg Stock Exchange

KOSPI—Korea Stock Exchange Index

LIBOR—London Interbank Offered Rate

LME—London Metal Exchange

MEX—Mexican Stock Exchange

MIB—Milano Italia Borsa

MSCI—Morgan Stanley Capital International

OMXS—Stockholm Stock Exchange Index

OTC—Over-the-counter

PRI—Primary Rate Interface

RBOB—Reformulated Gasoline Blendstock for Oxygen Blending

SGX—Singapore Exchange

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

TSX—Toronto Stock Exchange

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	11

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2017

ULSD—Ultra-Low-Sulfur Diesel

WIG—Warsaw Stock Exchange

WTI—West Texas Intermediate

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

EUR—Euro

GBP—British Pound

JPY—Japanese Yen

KRW—South Korean Won

NOK—Norwegian Krone

NZD—New Zealand Dollar

SEK—Swedish Krona

#	Principal amount shown in U.S. dollars unless otherwise stated.
(b)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(bb)	Represents security held in the Cayman Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC swap agreements.
(n)	Rates shown are the effective yields at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

Futures contracts outstanding at August 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
27	10 Year Euro-Bund	Sep. 2017	$5,289,684	$5,306,017	$16,333
18	10 Year U.K. Gilt	Dec. 2017	2,954,612	2,962,991	8,379
219	BIST National 30 Index	Oct. 2017	868,037	873,660	5,623
2	CAC40 10 Euro	Sep. 2017	122,616	121,057	(1,559)
3	DAX Index	Sep. 2017	1,134,437	1,077,296	(57,141)
58	Euro STOXX 50 Index	Sep. 2017	2,441,906	2,364,134	(77,772)
26	FTSE 100 Index	Sep. 2017	2,499,586	2,498,836	(750)
4	FTSE/MIB Index	Sep. 2017	510,464	515,773	5,309
13	Hang Seng China Enterprises Index	Sep. 2017	913,484	936,242	22,758
16	IBEX 35 Index	Sep. 2017	1,998,976	1,962,429	(36,547)
109	S&P 500 E-Mini Index	Sep. 2017	13,229,475	13,462,045	232,570
21	TOPIX Index	Sep. 2017	3,065,721	3,096,466	30,745
39	WIG20 Index	Sep. 2017	498,498	547,288	48,790
3	Yen Denominated Nikkei 225 Index	Sep. 2017	272,252	268,454	(3,798)

					192,940

See Notes to Consolidated Financial Statements.

12

Futures contracts outstanding at August 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
22	10 Year Australian Treasury Bonds	Sep. 2017	$17,786,177	$17,741,500	$44,677
47	10 Year Canadian Government Bonds	Dec. 2017	5,192,866	5,203,404	(10,538)
1	10 Year Japanese Government Bonds	Sep. 2017	1,366,081	1,374,631	(8,550)
11	10 Year Mini Japanese Government Bonds	Sep. 2017	1,506,226	1,511,993	(5,767)
4	10 Year U.S. Treasury Notes	Dec. 2017	506,501	507,938	(1,437)
15	ASX SPI 200 Index	Sep. 2017	1,683,128	1,695,629	(12,501)
25	OMXS30 Nordic Index	Sep. 2017	489,177	485,952	3,225
33	FTSE/JSE Top 40 Index	Sep. 2017	1,162,898	1,264,090	(101,192)
14	MEX Bolsa Index	Sep. 2017	386,743	401,389	(14,646)
27	MSCI Taiwan Stock Index	Sep. 2017	1,058,130	1,069,740	(11,610)
13	S&P/TSX 60 Index	Sep. 2017	1,858,330	1,855,135	3,195
44	SGX Nifty 50 Index	Sep. 2017	873,488	874,544	(1,056)

					(116,200)

					$76,740

Commodity Futures contracts outstanding at August 31, 2017(1):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Long Positions:
6	Corn	Dec. 2017	$106,800	$107,325	$525
6	Gasoline RBOB	Oct. 2017	388,680	448,358	59,678
1	Gold 100 OZ	Oct. 2017	126,740	131,850	5,110
17	Lean Hogs	Oct. 2017	457,990	417,520	(40,470)
17	Live Cattle	Oct. 2017	769,250	716,720	(52,530)
10	LME Nickel	Sep. 2017	600,558	705,090	104,532
3	LME PRI Aluminum	Sep. 2017	143,438	157,744	14,306
3	LME Zinc	Sep. 2017	210,588	235,706	25,118
3	Mini Gold	Oct. 2017	121,558	126,576	5,018
5	Mini Silver	Dec. 2017	85,323	87,875	2,552
8	Natural Gas	Oct. 2017	235,680	243,200	7,520
3	Silver	Dec. 2017	254,775	263,625	8,850
1	Soybean	Nov. 2017	46,938	47,263	325

					140,534

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	13

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Commodity Futures contracts outstanding at August 31, 2017 (continued):

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
	Short Positions:
3	Coffee ‘C’	Dec. 2017	$153,338	$145,519	$7,819
10	Cotton No.2	Dec. 2017	339,483	354,650	(15,167)
2	E-Mini Crude Oil	Oct. 2017	47,800	47,230	570
4	LME PRI Aluminum	Sep. 2017	193,675	210,325	(16,650)
23	No. 2 Soft Red Winter Wheat	Dec. 2017	494,500	499,675	(5,175)
2	NY Harbor ULSD	Oct. 2017	137,768	146,319	(8,551)
16	Soybean Oil	Oct. 2017	334,464	334,176	288
55	Sugar #11 (World)	Oct. 2017	845,230	887,040	(41,810)
2	WTI Crude	Oct. 2017	95,640	94,460	1,180

					(77,496)

					$63,038

Cash and foreign currency of $175,928 and securities with a combined market value of $3,248,386 have been segregated with Morgan Stanley to cover requirements for open futures contracts at August 31, 2017.

(1)	Represents positions held in the Cayman Subsidiary.

Forward foreign currency exchange contracts outstanding at August 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Morgan Stanley	AUD	2,200	$1,742,907	$1,748,469	$5,562
Expiring 09/20/17	Morgan Stanley	AUD	1,650	1,297,028	1,311,352	14,324
Expiring 09/20/17	Morgan Stanley	AUD	250	199,433	198,690	(743)
British Pound,
Expiring 09/20/17	Morgan Stanley	GBP	2,900	3,746,235	3,752,617	6,382
Expiring 09/20/17	Morgan Stanley	GBP	500	650,882	647,003	(3,879)
Canadian Dollar,
Expiring 09/20/17	Morgan Stanley	CAD	2,950	2,188,884	2,362,861	173,977
Expiring 09/20/17	Morgan Stanley	CAD	2,500	1,966,396	2,002,424	36,028
Expiring 09/20/17	Morgan Stanley	CAD	200	160,687	160,194	(493)
Euro,
Expiring 09/20/17	Morgan Stanley	EUR	3,450	3,935,853	4,111,499	175,646
Expiring 09/20/17	Morgan Stanley	EUR	150	169,238	178,761	9,523

See Notes to Consolidated Financial Statements.

14

Forward foreign currency exchange contracts outstanding at August 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Japanese Yen,
Expiring 09/20/17	Morgan Stanley	JPY	180,000	$1,624,485	$1,638,884	$14,399
Expiring 09/20/17	Morgan Stanley	JPY	110,000	994,328	1,001,541	7,213
Expiring 09/20/17	Morgan Stanley	JPY	80,000	720,476	728,393	7,917
Expiring 09/20/17	Morgan Stanley	JPY	20,000	178,872	182,098	3,226
Expiring 09/20/17	Morgan Stanley	JPY	10,000	90,081	91,049	968
New Zealand Dollar,
Expiring 09/20/17	Morgan Stanley	NZD	9,150	6,800,841	6,567,256	(233,585)
Expiring 09/20/17	Morgan Stanley	NZD	2,000	1,410,296	1,435,466	25,170
Expiring 09/20/17	Morgan Stanley	NZD	400	299,174	287,093	(12,081)
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	23,250	2,760,158	2,998,255	238,097
Expiring 09/20/17	Morgan Stanley	NOK	500	63,065	64,479	1,414
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	21,000	2,455,889	2,645,944	190,055
Expiring 09/20/17	Morgan Stanley	SEK	500	57,423	62,999	5,576
Swiss Franc,
Expiring 09/20/17	Morgan Stanley	CHF	1,000	1,047,959	1,044,215	(3,744)
Expiring 09/20/17	Morgan Stanley	CHF	950	976,894	992,005	15,111
Expiring 09/20/17	Morgan Stanley	CHF	100	103,330	104,422	1,092

				$35,640,814	$36,317,969	677,155

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 09/20/17	Morgan Stanley	AUD	2,800	$2,062,147	$2,225,325	$(163,178)
Expiring 09/20/17	Morgan Stanley	AUD	1,150	874,086	913,972	(39,886)
Expiring 09/20/17	Morgan Stanley	AUD	100	75,876	79,476	(3,600)
British Pound,
Expiring 09/20/17	Morgan Stanley	GBP	2,100	2,715,593	2,717,413	(1,820)
Canadian Dollar,
Expiring 09/20/17	Morgan Stanley	CAD	1,850	1,413,950	1,481,794	(67,844)
Expiring 09/20/17	Morgan Stanley	CAD	1,750	1,394,648	1,401,697	(7,049)
Expiring 09/20/17	Morgan Stanley	CAD	50	37,750	40,048	(2,298)
Euro,
Expiring 09/20/17	Morgan Stanley	EUR	1,350	1,576,432	1,608,847	(32,415)
Expiring 09/20/17	Morgan Stanley	EUR	850	995,931	1,012,978	(17,047)
Expiring 09/20/17	Morgan Stanley	EUR	100	117,603	119,174	(1,571)

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	15

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Forward foreign currency exchange contracts outstanding at August 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d):
Japanese Yen,
Expiring 09/20/17	Morgan Stanley	JPY	10,000	$90,259	$91,049	$(790)
New Zealand Dollar,
Expiring 09/20/17	Morgan Stanley	NZD	7,300	5,308,693	5,239,450	69,243
Expiring 09/20/17	Morgan Stanley	NZD	100	72,266	71,773	493
Expiring 09/20/17	Morgan Stanley	NZD	50	36,265	35,887	378
Norwegian Krone,
Expiring 09/20/17	Morgan Stanley	NOK	18,750	2,218,832	2,417,948	(199,116)
Expiring 09/20/17	Morgan Stanley	NOK	11,500	1,445,869	1,483,008	(37,139)
Expiring 09/20/17	Morgan Stanley	NOK	5,000	624,656	644,786	(20,130)
Expiring 09/20/17	Morgan Stanley	NOK	500	58,839	64,478	(5,639)
Swedish Krona,
Expiring 09/20/17	Morgan Stanley	SEK	44,750	5,434,609	5,638,382	(203,773)
Expiring 09/20/17	Morgan Stanley	SEK	9,500	1,173,163	1,196,975	(23,812)
Expiring 09/20/17	Morgan Stanley	SEK	3,750	433,787	472,490	(38,703)
Expiring 09/20/17	Morgan Stanley	SEK	1,750	215,843	220,496	(4,653)
Swiss Franc,
Expiring 09/20/17	Morgan Stanley	CHF	4,150	4,305,543	4,333,494	(27,951)
Expiring 09/20/17	Morgan Stanley	CHF	900	953,249	939,794	13,455
Expiring 09/20/17	Morgan Stanley	CHF	300	310,105	313,265	(3,160)

				$33,945,994	$34,763,999	(818,005)

						$(140,850)

Total return swap agreements outstanding at August 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements:
Credit Suisse First Boston Corp.	10/18/17	BR	L 1,390	Pay or receive upon termination date an amount based on the market value fluctuation of the Bovespa Index Futures	$12,377	$—	$12,377
Credit Suisse First Boston Corp.	09/14/17	KRW	778,781	Pay or receive upon termination date an amount based on the market value fluctuation of the KOSPI 200 Index Futures	(7,788)	—	(7,788)

See Notes to Consolidated Financial Statements.

16

Total return swap agreements outstanding at August 31, 2017 (continued):

Counterparty	Termination Date	Long (Short) Notional Amount (000)#		Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreements (cont’d):
Credit Suisse First Boston Corp.	09/15/17	CHF	(705)	Pay or receive upon termination date an amount based on the market value fluctuation of the Swiss Market Index Futures	$(8,342)	$—	$(8,342)

					$(3,753)	$—	$(3,753)

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
U.S. Treasury Obligations	$—	$21,322,427	$—
Affiliated Mutual Fund	6,170,148	—	—
Other Financial Instruments*
Financial Futures Contracts	76,740	—	—
Commodity Futures Contracts	63,038	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(140,850)	—
OTC Total Return Swap Agreements	—	(3,753)	—

Total	$6,309,926	$21,177,824	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	17

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2017

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Fund Composition:

The fund composition of investments and other assets in excess of liabilities shown as a percentage of net assets as of August 31, 2017 were as follows:

U.S. Treasury Obligations	66.8%
Affiliated Mutual Fund	19.3

86.1
Other assets in excess of liabilities	13.9

100.0%

Effects of Derivative Instruments on the Consolidated Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity contracts risk, equity contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund's financial position and financial performance as reflected in the Consolidated Statement of Assets and Liabilities and Consolidated Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of August 31, 2017 as presented in the Consolidated Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Commodity contracts	Due from/to broker— variation margin futures	$243,391	*	Due from/to broker— variation margin futures	$180,353	*
Equity contracts	Due from/to broker— variation margin futures	352,215	*	Due from/to broker— variation margin futures	318,572	*
Equity contracts	Unrealized appreciation on OTC swap agreements	12,377		Unrealized depreciation on OTC swap agreements	16,130
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	1,015,249		Unrealized depreciation on OTC forward foreign currency exchange contracts	1,156,099
Interest rate contracts	Due from/to broker— variation margin futures	69,389	*	Due from/to broker— variation margin futures	26,292	*

Total		$1,692,621			$1,697,446

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

See Notes to Consolidated Financial Statements.

18

The effects of derivative instruments on the Consolidated Statement of Operations for the six months ended August, 31, 2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(1)	Swaps	Total
Commodity contracts	$(517,309)	$—	$—	$(517,309)
Equity contracts	2,121,331	—	(100,320)	2,021,011
Foreign exchange contracts	—	(330,062)	—	(330,062)
Interest rate contracts	141,627	—	—	141,627

Total	$1,745,649	$(330,062)	$(100,320)	$1,315,267

(1)	Included in net realized gain (loss) on foreign currency transactions in the Consolidated Statement of Operations.

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Futures	Forward Currency Contracts(2)	Swaps	Total
Commodity contracts	$38,400	$—	$—	$38,400
Equity contracts	(968,938)	—	72,199	(896,739)
Foreign exchange contracts	—	(128,705)	—	(128,705)
Interest rate contracts	43,490	—	—	43,490

Total	$(887,048)	$(128,705)	$72,199	$(943,554)

(2)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Consolidated Statement of Operations.

For the six months ended August 31, 2017, the average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)	Futures Contracts— Short Positions(1)	Forward Foreign Currency Exchange Contracts— Purchased(2)	Forward Foreign Currency Exchange Contracts— Sold(2)	Total Return Swap Agreements(3)
$53,619,209	$23,141,965	$18,777,882	$18,789,947	$2,422,039

(1)	Value at Trade Date.
(2)	Value at Settlement Date.
(3)	Notional Amount in USD.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	19

Consolidated Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Credit Suisse First Boston Corp.	$12,377	$(16,130)	$(3,753)	$3,753	$—
Morgan Stanley	1,015,249	(1,156,099)	(140,850)	19,990	(120,860)

	$1,027,626	$(1,172,229)	$(144,603)	$23,743	$(120,860)

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented in the Consolidated Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the Fund’s OTC derivative exposure by counterparty.

See Notes to Consolidated Financial Statements.

20

This Page Intentionally Left Blank

Consolidated Statement of Assets & Liabilities (unaudited)

as of August 31, 2017

Assets
Investments at value:
Unaffiliated investments (cost $21,320,491)	$21,322,427
Affiliated investments (cost $6,170,148)	6,170,148
Cash	3,761,583
Foreign currency, at value (cost $574,263)	578,421
Deposit with broker for futures	175,928
Unrealized appreciation on OTC forward foreign currency exchange contracts	1,015,249
Due from broker—variation margin futures	133,196
Unrealized appreciation on OTC swap agreements	12,377

Total assets	33,169,329

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	1,156,099
Audit fee payable	25,183
Registration fee payable	18,870
Unrealized depreciation on OTC swap agreements	16,130
Management fee payable	10,388
Custodian and accounting fees payable	10,262
Accrued expenses and other liabilities	9,761
Distribution fee payable	211
Affiliated transfer agent fee payable	107

Total liabilities	1,247,011

Net Assets	$31,922,318

Net assets were comprised of:
Shares of beneficial interest, at par	$3,268
Paid-in capital in excess of par	32,520,753

32,524,021
Distributions in excess of net investment income	(169,500)
Accumulated net realized loss on investment and foreign currency transactions	(433,574)
Net unrealized appreciation on investments and foreign currencies	1,371

Net assets, August 31, 2017	$31,922,318

See Notes to Consolidated Financial Statements.

22

Class A
Net asset value and redemption price per share, ($649,774 ÷ 66,614 shares of beneficial interest issued and outstanding)	$9.75
Maximum sales charge (5.50% of offering price)	0.57

Maximum offering price to public	$10.32

Class C
Net asset value, offering price and redemption price per share, ($95,882 ÷ 9,936 shares of beneficial interest issued and outstanding)	$9.65

Class Q
Net asset value, offering price and redemption price per share, ($31,027,267 ÷ 3,175,676 shares of beneficial interest issued and outstanding)	$9.77

Class Z
Net asset value, offering price and redemption price per share, ($149,395 ÷ 15,286 shares of beneficial interest issued and outstanding)	$9.77

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	23

Consolidated Statement of Operations (unaudited)

Six Months Ended August 31, 2017

Net Investment Income (Loss)
Income
Interest income	$85,273
Affiliated dividend income	31,461

Total income	116,734

Expenses
Management fee	211,635
Distribution fee—Class A	829
Distribution fee—Class C	482
Custodian and accounting fees	39,000
Registration fees	28,000
Audit fee	25,000
Shareholders’ reports	11,000
Legal fees and expenses	9,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $300)	1,000
Miscellaneous	7,356

Total expenses	338,302
Less: Management fee waiver and/or expense reimbursement	(137,499)
Distribution fee waiver—Class A	(138)

Net expenses	200,665

Net investment income (loss)	(83,931)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Futures transactions	1,745,649
Swap agreements transactions	(100,320)
Foreign currency transactions	(289,067)

1,356,262

Net change in unrealized appreciation (depreciation) on:
Investments	(745)
Futures	(887,048)
Swap agreements	72,199
Foreign currencies	(128,668)

(944,262)

Net gain (loss) on investment and foreign currency transactions	412,000

Net Increase (Decrease) In Net Assets Resulting From Operations	$328,069

See Notes to Consolidated Financial Statements.

24

Consolidated Statement of Changes in Net Assets (unaudited)

as of August 31, 2017

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$(83,931)	$(277,053)
Net realized gain (loss) on investment and foreign currency transactions	1,356,262	1,157,211
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(944,262)	2,119,139

Net increase (decrease) in net assets resulting from operations	328,069	2,999,297

Dividends and Distributions
Dividends from net investment income
Class A	—	(9,208)
Class C	—	(1,720)
Class Q	(55,647)	(827,983)
Class Z	(262)	(1,011)

	(55,909)	(839,922)

Distributions from net realized gains
Class A	(14,064)	—
Class C	(2,421)	—
Class Q	(772,874)	—
Class Z	(3,642)	—

	(793,001)	—

Fund share transactions
Net proceeds from shares sold	289,335	439,748
Net asset value of shares issued in reinvestment of dividends and distributions	848,910	839,853
Cost of shares reacquired	(80,265)	(46,754)

Net increase (decrease) in net assets from Fund share transactions	1,057,980	1,232,847

Total increase (decrease)	537,139	3,392,222

Net Assets:
Beginning of period	31,385,179	27,992,957

End of period	$31,922,318	$31,385,179

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	25

Notes to Consolidated Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust was established on January 28, 2000, as a Delaware Business Trust. The Trust operates as a series company. The Trust currently consists of six funds: Prudential Jennison Focused Growth Fund (formerly known as Prudential Jennison Select Growth Fund), Prudential QMA Strategic Value Fund, Prudential QMA Global Tactical Allocation Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. The information presented in these consolidated financial statements pertains to Prudential QMA Global Tactical Allocation Fund (the “Fund”), a non-diversified series of the Trust. The financial statements of the Prudential Jennison Focused Growth Fund, Prudential Global Absolute Return Bond Fund, Prudential Real Assets Fund, Prudential QMA Strategic Value Fund and Prudential Unconstrained Bond Fund are not presented herein.

The investment objective of the Fund is to seek long-term risk adjusted total return.

The Fund wholly owns and controls the Prudential QMA Global Tactical Allocation Subsidiary, Ltd. (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act. The Fund’s Board of Trustees has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. The Subsidiary is subject to the same investment restrictions and limitations, and follows the same compliance policies and procedures, as the Fund. The consolidated financial statements of the Fund include the financial results of its wholly-owned subsidiary.

In accordance with the accounting rules relating to reporting of a wholly-owned subsidiary, the Consolidated Schedule of Investments includes positions of the Fund and the Subsidiary. These consolidated financial statements include the accounts of the Fund and the Subsidiary. All significant inter-company balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation. The Fund will seek to gain exposure to commodities, commodities-related instruments, derivatives and other investments by directly investing in those instruments or through investments in the Subsidiary. The Subsidiary participates in the same investment goal as the Fund. The Subsidiary pursues its investment goal by investing in commodities, commodities-related instruments, derivatives and other investments. The Subsidiary (unlike the Fund) may invest without limitation in these instruments. However, the Subsidiary is otherwise subject to the same fundamental, non-fundamental and certain other investment restrictions as the Fund. The portion of the Fund’s or Subsidiary’s assets exposed to any particular commodity, derivative or other investment will vary based on market conditions, but from time to time some exposure could be substantial.

26

To the extent of the Fund’s investment through the Subsidiary, it will be subject to the risks associated with the commodities, derivatives and other instruments in which the Subsidiary invests. By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund’s disclosures and operations will be subject to compliance with applicable regulations governing commodity pools in accordance with recent Commodity Futures Trading Commission rule amendments.

As of August 31, 2017, the Subsidiary had net assets of $4,683,182 representing 14.7% of the Fund’s net assets.

1. Accounting Policies

The Fund and its subsidiary follow investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follow such policies in the preparation of its consolidated financial statements.

Securities Valuation: The Fund and its subsidiary holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Consolidated Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Prudential QMA Global Tactical Allocation Fund	27

Notes to Consolidated Financial Statements (unaudited) (continued)

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the

28

respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Prudential QMA Global Tactical Allocation Fund	29

Notes to Consolidated Financial Statements (unaudited) (continued)

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Commodities: The Fund gains exposure to commodity markets through direct investment of the Fund’s assets or through the Subsidiary. The Fund gains exposure to the commodity markets primarily through exchange-traded futures on commodities held by the Subsidiary.

30

The Fund may invest up to 25% of the Fund’s total assets in the Subsidiary. The Subsidiary may invest in commodity investments without limit. The Fund invests in the Subsidiary in order to gain exposure to commodities within the limitations of the federal tax law requirements applicable to regulated investment companies such as the Fund. The Fund may also gain direct exposure to commodities through direct investment in certain exchange-traded funds (ETFs). Commodities are assets that have tangible properties, such as oil, agriculture products and precious metals. The value of commodities may be affected by, among other things, changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargos, tariffs and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices and commodity linked instruments than on traditional securities. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. These additional variables may create additional risks which subject the Fund’s investments to greater volatility than investments in traditional securities.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for consolidated financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Consolidated Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Financial futures contracts involve elements of risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. With exchange-traded futures contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Swap Agreements: The Fund entered into total return swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with a counterparty (“OTC-traded”) or through a central

Prudential QMA Global Tactical Allocation Fund	31

Notes to Consolidated Financial Statements (unaudited) (continued)

clearing facility, such as a registered commodities exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount, known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Fund are recorded as realized gains (losses)

upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Consolidated Statements of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Consolidated Schedule of Investments.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Consolidated Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is

32

presented in the Consolidated Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Consolidated Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on consolidated financial statements.

As of August 31, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Consolidated Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Prudential QMA Global Tactical Allocation Fund	33

Notes to Consolidated Financial Statements (unaudited) (continued)

Net investment income or loss (other than distribution fees which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with Quantitative Management Associates, LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

Effective July 1, 2017, the management fee paid to PGIM Investments is accrued daily and payable monthly at an annual rate of 1.15% of the Fund’s average daily net assets up to and including $1 billion, 1.13% on the next $2 billion of average daily net assets, 1.11% on the next $2 billion of average daily net assets, 1.10% on the next $5 billion of average daily

34

net assets and 1.09% on the average daily net assets in excess of $10 billion (including the Subsidiary). Prior to July 1, 2017, the management fee paid to PGIM Investments was accrued daily and payable monthly at an annual rate of 1.15% of the Fund’s average daily net assets (including the Subsidiary). The effective management fee rate, before any waivers and/or expense reimbursement was 1.15% for the six months ended August 31, 2017. The effective management fee rate, net of waivers and/or expense reimbursement was .46%.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, underlying funds, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of the Fund to 1.25% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Subsidiary has entered into a separate management agreement with PGIM Investments whereby PGIM Investments provides advisory and other services to the Subsidiary substantially similar to the services provided by PGIM Investments to the Fund as discussed above. In consideration for these services, effective July 1, 2017, the Subsidiary will pay the Manager a monthly fee at the annual rate of 1.15% of the Subsidiary’s average daily net assets up to and including $1 billion, 1.13% on the next $2 billion of average daily net assets, 1.11% on the next $2 billion of average daily net assets, 1.10% on the next $5 billion of average daily net assets and 1.09% on the average daily net assets in excess of $10 billion. Prior to July 1, 2017, the Subsidiary paid the Manager a monthly fee at the annual rate of 1.15% of the average daily net assets of the Subsidiary. PGIM Investments has contractually agreed to waive any management fee it receives from the Fund in an amount equal to the management fees paid by the Subsidiary. This waiver will remain in effect for so long as the Fund remains invested or intends to invest in the Subsidiary. PGIM Investments also had entered into a separate Subadvisory Agreement with QMA relating to the Subsidiary.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q, and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Q and Class Z shares of the Fund.

Pursuant to the Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30%, and 1% of the average daily net assets of the Class A and Class C shares, respectively. PIMS has contractually agreed through June 30, 2018 to limit such fees to .25% of the average daily net assets of the Class A shares.

Prudential QMA Global Tactical Allocation Fund	35

Notes to Consolidated Financial Statements (unaudited) (continued)

PIMS has advised the Fund that it has received $2,187 in front-end sales charges resulting from sales of Class A shares during the six months ended August 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended August 31, 2017, there were no contingent deferred sales charges imposed.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Consolidated Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. Earnings from the Core Fund are disclosed on the Consolidated Statement of Operations as “Affiliated dividend income”.

4. Portfolio Securities

There were no purchases or sales of portfolio securities, other than short-term investments, for the six months ended August 31, 2017.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2017 were as follows:

Tax Basis	$27,486,379

Gross Unrealized Appreciation	1,936
Gross Unrealized Depreciation	(565)

Net Unrealized Appreciation	$1,371

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Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open years and has concluded that no provision for income tax is required in the Fund’s consolidated financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, Class Q, and Class Z shares. Class A shares are sold with a maximum front-end sales charge of up to 5.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The CDSC for Class C shares is 1% for shares redeemed within 12 months of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

At reporting period end, one shareholders of record held 97% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

As of August 31, 2017, Prudential owned 1,048 shares of Class C, 3,175,676 shares of Class Q and 1,059 shares of Class Z of the Fund.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2017:
Shares sold	26,676	$261,070
Shares issued in reinvestment of dividends and distributions	1,448	14,064
Shares reacquired+	(7,152)	(69,970)

Net increase (decrease) in shares outstanding	20,972	$205,164

Year ended February 28, 2017:
Shares sold	35,256	$331,922
Shares issued in reinvestment of dividends and distributions	1,005	9,207
Shares reacquired	(2,971)	(28,365)

Net increase (decrease) in shares outstanding	33,290	$312,764
Shares reacquired upon conversion into other share class(es)	(1,421)	(13,403)

Net increase (decrease) in shares outstanding	31,869	$299,361

Prudential QMA Global Tactical Allocation Fund	37

Notes to Consolidated Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended August 31, 2017:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	252	2,421

Net increase (decrease) in shares outstanding	252	$2,421

Year ended February 28, 2017:
Shares sold	1,125	$10,660
Shares issued in reinvestment of dividends and distributions	180	1,652

Net increase (decrease) in shares outstanding	1,305	$12,312

Class Q
Six months ended August 31, 2017:
Shares sold	—	$—
Shares issued in reinvestment of dividends and distributions	85,239	828,521
Shares reacquired+	(1,059)	(10,279)

Net increase (decrease) in shares outstanding	84,180	$818,242

Year ended February 28, 2017:
Shares sold	—	$53
Shares issued in reinvestment of dividends and distributions	90,496	827,983

Net increase (decrease) in shares outstanding	90,496	$828,036

Class Z
Six months ended August 31, 2017:
Shares sold	2,877	$28,265
Shares issued in reinvestment of dividends and distributions	402	3,904
Shares reacquired	(2)	(16)

Net increase (decrease) in shares outstanding	3,277	$32,153

Year ended February 28, 2017:
Shares sold	10,266	$97,113
Shares issued in reinvestment of dividends and distributions	108	1,011
Shares reacquired	(1,916)	(18,389)

Net increase (decrease) in shares outstanding	8,458	$79,735
Shares issued upon conversion from other share class(es)	1,418	13,403

Net increase (decrease) in shares outstanding	9,876	$93,138

+	Includes affiliated redemptions of 1,054 shares with a value of $10,228 for Class A shares and 1,059 shares with a value of $10,279 for Class Q shares.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding

38

for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under the SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended August 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments will implement the changes effective January 1, 2018.

Prudential QMA Global Tactical Allocation Fund	39

Consolidated Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2017	Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.91	$9.24	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)	(.11)	(.12)
Net realized and unrealized gain (loss) on investments	.13	1.03	(.64)
Total from investment operations	.09	.92	(.76)
Less Dividends and Distributions:
Dividends from net investment income	-	(.25)	-
Distributions from net realized gains	(.25)	-	-
Total dividends and distributions	(.25)	(.25)	-
Net asset value, end of period	$9.75	$9.91	$9.24
Total Return(a)	.92%	10.25%	(7.60)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$650	$452	$127
Average net assets (000)	$548	$359	$57
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.50%(e)	1.50%	1.50%	(e)
Expense before waivers and/or expense reimbursement	2.58%(e)	2.85%	4.00%	(e)
Net investment income (loss)	(.76)%(e)	(1.17)%	(1.45)%	(e)
Portfolio turnover rate(g)	0%(f)	0%	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

40

Class C Shares

	Six Months Ended August 31, 2017		Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.85		$9.18	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.07)		(.18)	(.18)
Net realized and unrealized gain (loss) on investments	.12		1.04	(.64)
Total from investment operations	.05		.86	(.82)
Less Dividends and Distributions:
Dividends from net investment income	-		(.19)	-
Distributions from net realized gains	(.25)		-	-
Total dividends and distributions	(.25)		(.19)	-
Net asset value, end of period	$9.65		$9.85	$9.18
Total Return(a)	.51%		9.57%	(8.20)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$96		$95	$77
Average net assets (000)	$96		$85	$63
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	2.25%	(e)	2.25%	2.25%	(e)
Expense before waivers and/or expense reimbursement	3.27%	(e)	3.58%	5.08%	(e)
Net investment income (loss)	(1.52)%	(e)	(1.93)%	(2.20)%	(e)
Portfolio turnover rate(g)	0%	(f)	0%	0%	(f)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	41

Consolidated Schedule of Investments (unaudited) (continued)

Class Q Shares
	Six Months Ended August 31, 2017	Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.94	$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.03)	(.09)	(.10)
Net realized and unrealized gain (loss) on investments	.13	1.05	(.65)
Total from investment operations	.10	.96	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.02)	(.27)	-
Distributions from net realized gains	(.25)	-	-
Total dividends and distributions	(.27)	(.27)	-
Net asset value, end of period	$9.77	$9.94	$9.25
Total Return(a)	1.00%	10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$31,027	$30,718	$27,769
Average net assets (000)	$30,872	$28,961	$28,796
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%(e)	1.25%	1.25%(e)
Expense before waivers and/or expense reimbursement	2.11%(e)	2.38%	3.33%(e)
Net investment income (loss)	(.52)%(e)	(.93)%	(1.20)%(e)
Portfolio turnover rate(g)	0%(f)	0%	0%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

42

Class Z Shares
	Six Months Ended August 31, 2017		Year Ended February 28, 2017	April 21, 2015(b) through February 29, 2016
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$9.94		$9.25	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.03)		(.09)	(.10)
Net realized and unrealized gain (loss) on investments	.13		1.05	(.65)
Total from investment operations	.10		.96	(.75)
Less Dividends and Distributions:
Dividends from net investment income	(.02)		(.27)	-
Distributions from net realized gains	(.25)		-	-
Total dividends and distributions	(.27)		(.27)	-
Net asset value, end of period	$9.77		$9.94	$9.25
Total Return(a)	1.00%		10.70%	(7.50)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$149		$119	$20
Average net assets (000)	$142		$71	$13
Ratios to average net assets(d):
Expense after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.25%(e)
Expense before waivers and/or expense reimbursement	2.27%	(e)	2.54%	3.97%(e)
Net investment income (loss)	(.51)%	(e)	(.91)%	(1.20)%(e)
Portfolio turnover rate(g)	0%	(f)	0%	0%(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not annualized.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Consolidated Financial Statements.

Prudential QMA Global Tactical Allocation Fund	43

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential QMA Global Tactical Allocation Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”) and the Fund’s subadvisory agreement with Quantitative Management Associates LLC (“QMA”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees2, met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and QMA. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments and the subadviser, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

[1]	Prudential QMA Global Tactical Allocation Fund is a series of Prudential Investment Portfolios 3.
[2]	Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and QMA, which serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments and QMA. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by QMA, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser, to renew the subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund and QMA, and also considered the qualifications, backgrounds and responsibilities of the QMA portfolio managers who are responsible for the day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’ and QMA’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM Investments and QMA. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments and QMA. The Board noted that QMA is affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments and the subadvisory

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services provided to the Fund by QMA, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments and QMA under the management and subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2016 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board noted that PGIM Investments was proposing that the management fee schedule for the Fund include breakpoints, which would have the effect of decreasing the fee rate as assets increase, but at its current level of assets the Fund would not realize the effect of those rate reductions. The Board took note that the proposed fee structure would result in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Prudential QMA Global Tactical Allocation Fund

Approval of Advisory Agreements (continued)

Other Benefits to PGIM Investments and QMA

The Board considered potential ancillary benefits that might be received by PGIM Investments and QMA and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), as well as benefits to its reputation or other intangible benefits resulting from PGIM Investments’ association with the Fund. The Board concluded that the potential benefits to be derived by QMA included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and QMA were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2016. The Board considered that the Fund commenced operations on April 21, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal year ended February 29, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The Peer Universe is a custom peer universe comprised of global tactical allocation funds.3 The mutual funds included in the Peer Universe, which was used to consider performance, and the mutual funds included in the Peer Group, which was used to consider fees and expenses, were selected by PGIM Investments. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

[3]	The Fund was compared to a custom peer universe comprised of global tactical allocation funds, although the Fund is classified in the Lipper Alternative Multi-Strategy Funds Performance Universe. The custom peer universe was utilized because PGIM Investments believes that the funds included in this universe provide a more appropriate basis for Fund performance comparisons.

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The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	2nd Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 3rd Quartile

•	The Board noted that the Fund underperformed its benchmark index over the one-year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to continue the existing expense cap, which caps the Fund’s annual operating expenses at 1.25% (exclusive of 12b-1 fees and certain other fees), through June 30, 2018.

•

The Board and PGIM Investments also agreed to permanently reduce the Fund’s management fee schedule. The current management fee schedule is 1.15% of average daily net assets. The new management fee schedule is 1.15% on average daily net assets to $1 billion, 1.13% on average daily net assets from $1 billion to $3 billion, 1.11% on average daily net assets from $3 billion to $5 billion, 1.10% on average daily net assets from $5 billion to $10 billion, and 1.09% on average daily net assets over $10 billion.

•	The Board noted information provided by PGIM Investments indicating that the Fund’s net total expense ratio was within seven basis points of the median of all funds in the Peer Group.
•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements with the permanent management fee reduction.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential QMA Global Tactical Allocation Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling
(800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential QMA Global Tactical Allocation Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA GLOBAL TACTICAL ALLOCATION FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PTALX	PTCLX	PTQLX	PTZLX
CUSIP	74440K728	74440K710	74440K694	74440K686

MF227E2

     PRUDENTIAL UNCONSTRAINED BOND FUND

SEMIANNUAL REPORT

AUGUST 31, 2017

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Objective: Positive returns over the long term regardless of market conditions

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of August 31, 2017 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. PGIM Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2017 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

PRUDENTIAL FUNDS — UPDATE

Effective on or about June 1, 2018 (the “Effective Date”), each Fund’s Class A, Class C, Class R and Class Z shares, as applicable, will be closed to investments by new group retirement plans, except as discussed below. Existing group retirement plans as of the Effective Date may keep their investments in their current share class and may continue to make additional purchases or exchanges of that class of shares. As of the Effective Date, all new group retirement plans wishing to add the Funds as new additions to the plan generally will be into one of the available Class Q shares, Class R2 shares, or Class R4 shares of the Funds.

In addition, on or about the Effective Date, the Class R shares of each Fund will be closed to all new investors, except as discussed below. Due to the closing of the Class R shares to new investors, effective on or about the Effective Date new IRA investors may only purchase Class A, Class C, Class Z or Class Q shares of the Funds, subject to share class eligibility. Following the Effective Date, no new accounts may be established in the Funds’ Class R shares and no Class R shares may be purchased or acquired by any new Class R shareholder, except as discussed below.

	Class A	Class C	Class Z	Class R
Existing Investors (Group Retirement Plans, IRAs, and all other investors)	No Change	No Change	No Change	No Change
New Group Retirement Plans	Closed to group retirement plans wishing to add the share classes as new additions to plan menus on or about June 1, 2018, subject to certain exceptions below
New IRAs	No Change	No Change	No Change	Closed to all new investors on or about June 1, 2018, subject to certain exceptions below
All Other New Investors	No Change	No Change	No Change

Prudential Unconstrained Bond Fund

However, the following new investors may continue to purchase Class A, Class C, Class R and Class Z shares of a Fund, as applicable:

•	Eligible group retirement plans who are exercising their one-time 90-day repurchase privilege in a Fund will be permitted to purchase such share classes.
•

Plan participants in a group retirement plan that offers Class A, Class C, Class R or Class Z shares of a Fund as of the Effective Date will be permitted to purchase such share classes of the Fund, even if the plan participant did not own shares of that class of the Fund as of the Effective Date.

•

Certain new group retirement plans will be permitted to offer such share classes of a Fund after the Effective Date, provided that the plan has or is actively negotiating a contractual agreement with the Fund’s distributor or service provider to offer such share classes of the Fund prior to or on the Effective Date.

•

New group retirement plans that combine with, replace or are otherwise affiliated with a current plan that invests in such share classes prior to or on the Effective Date will be permitted to purchase such share classes.

The Funds also reserve the right to refuse any purchase order that might disrupt management of a Fund or to otherwise modify the closure policy at any time on a case-by-case basis.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Unconstrained Bond Fund informative and useful. The report covers performance for the six-month period ended August 31, 2017. We are proud to announce that Prudential Investments became PGIM® Investments, effective April 3, 2017. Why PGIM? This new name was chosen to further align with the global investment management businesses of Prudential Financial, which rebranded from Prudential Investment Management in January 2016. This new name allows for one brand and reflects our ability and commitment to delivering investment solutions to clients around the globe. Please keep in mind that only the Fund adviser’s name was changed: The name of your Fund and its management and operation will not change.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial adviser can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. We’re part of PGIM, a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Unconstrained Bond Fund

October 16, 2017

Prudential Unconstrained Bond Fund	5

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852.

	Total Returns as of 8/31/17 (without sales charges)	Average Annual Total Returns (With Sales Charges) as of 8/31/17
	Six Months* (%)	One Year (%)	Since Inception (%)
Class A	2.87	2.41	4.00 (7/9/15)
Class C	2.49	5.45	5.43 (7/9/15)
Class Q	2.12**	N/A	N/A (4/26/17)
Class Z	3.00	7.51	6.52 (7/9/15)
BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index	0.56	0.99	—
Bloomberg Barclays US Aggregate Bond Index	2.74	0.49	—
Lipper Alternative Credit Focus Funds Average	2.11	4.57	—

*Not annualized

**Since inception

Source: PGIM Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 fiscal years of returns. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to inception date for the indicated share class.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	0.25%	1%	None	None

6	Visit our website at pgiminvestments.com

Benchmark Definitions

Bank of America Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index—The BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity (CM) Index (the Index) is an unmanaged index which tracks the performance of a synthetic asset paying LIBOR to a stated maturity. The Index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Index returns do not include the effect of any mutual fund sales charges, operating expenses, or taxes. These returns would be lower if they included the effect of these expenses. The average annual total returns for the Index measured from the month end closest to the inception date of the Fund’s Class A, C, and Z shares through 8/31/17 is 0.68%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

Bloomberg Barclays US Aggregate Bond Index—The Bloomberg Barclays US Aggregate Bond Index is unmanaged and represents securities that are SEC-registered, taxable, and dollar denominated. It covers the US investment-grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The average annual total returns for the Index measured from the month end closest to the inception date of the Fund’s Class A, C, and Z shares through 8/31/17 is 3.20%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

Lipper Alternative Credit Focus Funds Average—The Lipper Alternative Credit Focus Funds Average (the Lipper Average) is based on the average return of all mutual funds in the Lipper Alternative Credit Focus Funds universe. Returns do not include the effect of any sales charges or taxes. The average annual total returns for the Lipper Average measured from the month end closest to the inception date of the Fund’s Class A, C, and Z shares through 8/31/17 is 2.93%. Class Q shares have been in existence for less than one year and have no average annual total return performance information.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential Unconstrained Bond Fund	7

Your Fund’s Performance (continued)

Credit Quality expressed as a percentage of total investments as of 8/31/17 (%)
AAA	14.4
AA	6.8
A	5.4
BBB	12.0
BB	15.8
B	21.0
CCC	5.2
CC	0.3
C	0.1
Not Rated	8.3
Cash/Cash Equivalents	10.7
Total Investments	100.0

Source: PGIM Fixed Income

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), S&P Global Ratings (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by an NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

Distributions and Yields as of 8/31/17
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.20	2.93	1.96
Class C	0.16	2.32	1.07
Class Q	0.14	3.32	–52.23
Class Z	0.21	3.32	2.83

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

8	Visit our website at pgiminvestments.com

Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended August 31, 2017. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses should not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the

Prudential Unconstrained Bond Fund	9

Fees and Expenses (continued)

period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Unconstrained Bond Fund		Beginning Account Value March 1, 2017	Ending Account Value August 31, 2017	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,028.70	1.15%	$5.88
	Hypothetical	$1,000.00	$1,019.41	1.15%	$5.85
Class C	Actual	$1,000.00	$1,024.90	1.90%	$9.70
	Hypothetical	$1,000.00	$1,015.63	1.90%	$9.65
Class Q**	Actual	$1,000.00	$1,000.00	0.90%	$3.13
	Hypothetical	$1,000.00	$1,025.21	0.90%	$4.59
Class Z	Actual	$1,000.00	$1,030.00	0.90%	$4.61
	Hypothetical	$1,000.00	$1,020.67	0.90%	$4.58

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended August 31, 2017, and divided by the 365 days in the Fund’s fiscal year ending February 28, 2018 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

** “Actual” expenses are calculated using 127 days period ended August 31, 2017 due to the Class inception date of April 26, 2017.

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Schedule of Investments (unaudited)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
LONG-TERM INVESTMENTS 87.2%

ASSET-BACKED SECURITIES 19.0%

Collateralized Loan Obligations 13.4%
Armada Euro CLO I DAC (Ireland), Series 1A, Class A, 144A, 3 Month EUR LIBOR +.930%	1.260	%(c)	10/24/30	EUR	750	$893,372
Atlas Sr. Loan Fund Ltd. (Cayman Islands), Series 2017-8A, Class A, 144A, 3 Month LIBOR + 1.300%	2.607	(c)	01/16/30		250	250,122
Battalion CLO X Ltd. (Cayman Islands), Series 2016-10A, Class A1, 144A, 3 Month LIBOR + 1.550%	2.863	(c)	01/24/29		250	250,355
Credit Suisse Mortgage Trust, Series 2017-6R, Class A1	2.776		03/06/47		246	246,908
CVC CorDATUS Loan Fund III Ltd. (Ireland), Series 3A, Class C2R, 144A (original cost $266,513; purchased 12/02/16)(f)	3.000		07/15/27	EUR	250	296,650
Griffith Park CLO DAC (Ireland), Series 1A, Class A2B, 144A	2.150		10/15/29	EUR	500	594,933
OCP CLO Ltd. (Cayman Islands), Series 2017-13A, Class A1A, 144A, 3 Month LIBOR + 1.260%	2.561	(c)	07/15/30		250	250,133
OZLM Funding IV Ltd. (Cayman Islands), Series 2013-4A, Class A1R, 144A, 3 Month LIBOR + 1.250%^	2.566	(c)	10/22/30		500	500,000
Shackleton CLO Ltd. (Cayman Islands), Series 2013-3A, Class B2, 144A	3.440		04/15/25		500	501,364
St. Paul’s CLO VII DAC (Netherlands), Series 7A, Class B2, 144A	2.400		04/30/30	EUR	500	594,126
Venture XXIX CLO Ltd. (Cayman Islands), Series 2017-29RR, Class B, 144A, 3 Month LIBOR + 2.170%^	3.485	(c)	09/08/20		500	493,700
West CLO Ltd. (Cayman Islands), Series 2012-1A, Class B, 144A, 3 Month LIBOR + 3.400%	4.711	(c)	10/30/23		250	250,023

						5,121,686

Consumer Loans 2.8%
Lendmark Funding Trust, Series 2017-1A, Class C, 144A	5.410		12/22/25		100	100,170
OneMain Financial Issuance Trust,
Series 2015-2A, Class C, 144A	4.320		07/18/25		500	500,919
Series 2017-1A, Class C, 144A	3.350	(cc)	09/14/32		100	99,976
Oportun Funding IV LLC, Series 2016-C, Class B, 144A	4.850		11/08/21		250	254,022
PNMAC GMSR Issuer Trust, Series 2017-GT2, Class A, 144A, 1 Month LIBOR + 4.000%^	5.234	(c)	08/25/23		125	125,000

						1,080,087

Home Equity Loans 0.4%
New Century Home Equity Loan Trust, Series 2003-6, Class M1, 1 Month LIBOR + 1.080%	2.314	(c)	01/25/34		136	134,928

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	11

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
ASSET-BACKED SECURITIES (Continued)

Residential Mortgage-Backed Securities 2.4%
Bayview Opportunity Master Fund IIIA Trust, Series 2016-RN3, Class A1, 144A	3.598%		09/29/31		182	$183,609
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	4.382	(c)	12/26/46		405	406,685
VOLT LI LLC, Series 2016-NP11, Class A1, 144A	3.500		10/25/46		156	156,879
VOLT LX LLC, Series 2017-NPL7, Class A1, 144A	3.250		04/25/59		163	163,683

						910,856

TOTAL ASSET-BACKED SECURITIES (cost $7,066,760)						7,247,557

COMMERCIAL MORTGAGE-BACKED SECURITIES 7.2%
BBCMS Mortgage Trust, Series 2016-ETC, Class E, 144A	3.729	(cc)	08/14/36		250	226,596
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.442	(cc)	04/05/33		250	247,683
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.935	(cc)	12/10/36		250	254,696
Series 2016-85T, Class E, 144A	3.935	(cc)	12/10/36		250	241,029
FHLMC Multifamily Structured Pass-Through Certificates, Series K055, Class X1, IO	1.502	(cc)	03/25/26		1,157	111,252
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K066, Class X1,IO	0.891	(cc)	06/25/27		7,540	469,294
GS Mortgage Securities Trust, Series 2017-GS7, Class A3	3.167		08/10/50		750	763,146
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, IO, 144A	0.343	(cc)	06/15/33		184,540	437,360

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (cost $2,720,701)						2,751,056

CORPORATE BONDS 42.7%

Advertising 0.2%
Acosta, Inc., Sr. Unsec’d. Notes, 144A	7.750		10/01/22		125	93,438

Auto Manufacturers 1.0%
Ford Motor Co.,
Sr. Unsec’d. Notes(a)	5.291		12/08/46		50	51,334
Sr. Unsec’d. Notes	6.625		10/01/28		70	84,613
General Motors Co., Sr. Unsec’d. Notes	6.250		10/02/43		100	112,240
Jaguar Land Rover Automotive PLC (United Kingdom), Gtd. Notes, 144A	2.200		01/15/24	EUR	100	120,087

						368,274

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Auto Parts & Equipment 0.3%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875%	04/01/24	EUR	100	$130,056

Banks 4.6%
Bank of America Corp.,
Jr. Sub. Notes	6.100	12/31/49		110	120,587
Jr. Sub. Notes	8.125	12/31/49		130	134,420
Sr. Unsec’d. Notes, GMTN	3.593	07/21/28		70	70,825
Sr. Unsec’d. Notes, MTN	4.244	04/24/38		50	52,819
Citigroup, Inc., Jr. Sub. Notes	5.950	12/31/49		235	248,072
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes	5.700	12/31/49		130	134,550
Sr. Unsec’d. Notes	3.850	01/26/27		150	154,349
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.000	12/31/49		120	129,900
Jr. Sub. Notes	7.900	12/31/49		125	128,750
Sr. Unsec’d. Notes	3.540	05/01/28		100	101,794
Morgan Stanley,
Jr. Sub. Notes	5.450	12/31/49		250	257,187
Sr. Unsec’d. Notes	3.971	07/22/38		110	111,325
Wells Fargo & Co., Jr. Sub. Notes	7.980	12/31/49		119	122,570

					1,767,148

Building Materials 0.2%
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		75	81,000

Chemicals 1.2%
Blue Cube Spinco, Inc., Gtd. Notes	9.750	10/15/23		115	139,438
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26		100	104,065
Hexion, Inc., Sec’d. Notes, 144A(a)	13.750	02/01/22		100	82,500
Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	8.500	01/15/21	EUR	100	124,402
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	06/01/27		10	10,104

					460,509

Commercial Services 1.1%
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	96,150
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		250	271,875
United Rentals North America, Inc.,
Gtd. Notes	5.500	05/15/27		25	26,500
Gtd. Notes	5.875	09/15/26		25	27,213

					421,738

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	13

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Computers 0.1%
Western Digital Corp., Sr. Sec’d. Notes, 144A	7.375%	04/01/23		25	$27,406

Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23		100	100,250

Diversified Financial Services 0.1%
Discover Financial Services, Sr. Unsec’d. Notes	4.100	02/09/27		45	46,097

Electric 3.8%
Calpine Corp., Sr. Unsec’d. Notes	5.500	02/01/24		105	97,388
ContourGlobal Power Holdings SA, Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	100	125,027
DPL, Inc., Sr. Unsec’d. Notes	7.250	10/15/21		125	135,937
Dynegy, Inc.,
Gtd. Notes(a)	7.625	11/01/24		275	283,594
Gtd. Notes, 144A	8.000	01/15/25		175	180,031
Exelon Corp., Jr. Sub. Notes	3.497	06/01/22		80	82,928
FirstEnergy Corp., Series B, Sr. Unsec’d. Notes	3.900	07/15/27		85	86,837
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(i)	9.875	10/15/20		250	172,500
Majapahit Holding BV (Indonesia), Gtd. Notes	7.750	01/20/20		100	112,100
Stoneway Capital Corp. (Argentina), Sr. Sec’d. Notes	10.000	03/01/27		150	157,687

					1,434,029

Energy - Alternate Sources 0.5%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		200	204,820

Entertainment 2.4%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	131,100
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	189,438
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		200	171,500
Pinnacle Entertainment, Inc., Sr. Unsec’d. Notes	5.625	05/01/24		100	102,750
Scientific Games International, Inc.,
Gtd. Notes	6.625	05/15/21		75	77,625
Gtd. Notes	10.000	12/01/22		225	250,312

					922,725

Environmental Control 0.3%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24		100	104,000

Foods 1.7%
JBS USA LLC, Sr. Unsec’d. Notes	5.750	06/15/25		280	280,700
Shearer’s Foods LLC/Chip Finance Corp., Sr. Sec’d. Notes, 144A	9.000	11/01/19		75	77,250

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Foods (cont’d.)
SUPERVALU, Inc., Sr. Unsec’d. Notes	6.750%	06/01/21		300	$289,500

					647,450

Healthcare-Services 3.1%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		75	78,188
CHS/Community Health Systems, Inc., Gtd. Notes(a)	6.875	02/01/22		350	290,062
HCA, Inc., Gtd. Notes	5.375	02/01/25		300	316,500
Kindred Healthcare, Inc., Gtd. Notes	8.000	01/15/20		175	173,687
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.250	07/01/22	EUR	125	159,862
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	02/01/20		100	104,375
Sr. Unsec’d. Notes, 144A(a)	7.000	08/01/25		50	48,985

					1,171,659

Home Builders 1.0%
Lennar Corp., Gtd. Notes	4.750	05/30/25		150	156,750
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.250	04/15/21		100	102,330
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		100	103,750

					362,830

Household Products/Wares 0.3%
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	123,806

Insurance 0.4%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850	08/01/44		75	81,893
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	85,190

					167,083

Internet 0.3%
Netflix, Inc., Sr. Unsec’d. Notes, 144A	3.625	05/15/27	EUR	100	120,357

Iron/Steel 0.0%
Vale Overseas Ltd. (Brazil), Gtd. Notes	6.250	08/10/26		3	3,408

Leisure Time 0.3%
Silversea Cruise Finance Ltd., Sr. Sec’d. Notes, 144A	7.250	02/01/25		75	80,813
Viking Cruises Ltd.,
Sr. Unsec’d. Notes, 144A	6.250	05/15/25		25	25,500
Sr. Unsec’d. Notes, 144A	8.500	10/15/22		25	26,156

					132,469

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	15

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Lodging 1.4%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250%	11/15/22	125	$137,194
MGM Resorts International, Gtd. Notes	6.000	03/15/23	150	165,750
Studio City Co. Ltd. (Hong Kong), Sr. Sec’d. Notes	7.250	11/30/21	200	214,730

				517,674

Media 3.5%
Cablevision Systems Corp., Sr. Unsec’d. Notes	8.625	09/15/17	78	78,117
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.500	05/01/26	75	78,281
Sr. Unsec’d. Notes, 144A	5.875	04/01/24	50	53,125
Cequel Communications Holdings I LLC/Cequel Capital Corp., Sr. Unsec’d. Notes, 144A	6.375	09/15/20	550	562,540
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	6.384	10/23/35	15	17,168
Sr. Sec’d. Notes	6.484	10/23/45	15	17,233
Sr. Sec’d. Notes	6.834	10/23/55	30	34,948
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes	6.500	11/15/22	100	102,250
Series B, Gtd. Notes	7.625	03/15/20	100	99,625
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26	50	50,937
Time Warner, Inc., Gtd. Notes	3.800	02/15/27	25	25,169
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22	200	207,200

				1,326,593

Mining 0.8%
Lundin Mining Corp. (Canada), Sr. Sec’d. Notes, 144A	7.500	11/01/20	125	130,469
New Gold, Inc. (Canada), Gtd. Notes, 144A	6.250	11/15/22	150	155,625

				286,094

Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22	200	207,000

Oil & Gas 3.3%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22	100	101,750
Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20	100	106,750
Gazprom OAO Via Gaz Capital SA (Russia), Sr. Unsec’d. Notes, 144A	6.510	03/07/22	100	110,708
Helmerich & Payne International Drilling Co., Gtd. Notes	4.650	03/15/25	50	53,634

See Notes to Financial Statements.

16

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
CORPORATE BONDS (Continued)

Oil & Gas (cont’d.)
KazMunayGas National Co. JSC (Kazakhstan),
Sr. Unsec’d. Notes	7.000%	05/05/20	100	$109,778
Sr. Unsec’d. Notes, 144A	3.875	04/19/22	400	407,600
MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23	125	99,844
Petrobras Global Finance BV (Brazil),
Gtd. Notes	6.125	01/17/22	5	5,300
Gtd. Notes	7.375	01/17/27	10	11,052
Gtd. Notes	8.375	05/23/21	70	79,485
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A	5.375	03/13/22	10	10,730
Gtd. Notes, 144A, MTN	6.750	09/21/47	25	26,877
Sunoco LP/Sunoco Finance Corp., Gtd. Notes	6.375	04/01/23	125	131,719

				1,255,227

Packaging & Containers 0.3%
Plastipak Holdings, Inc., Sr. Unsec’d. Notes, 144A	6.500	10/01/21	100	103,250

Pharmaceuticals 1.6%
Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25	200	164,500
Express Scripts Holding Co., Gtd. Notes	3.400	03/01/27	40	39,759
Mylan NV, Gtd. Notes(a)	3.950	06/15/26	90	91,608
Valeant Pharmaceuticals International, Inc.,
Gtd. Notes, 144A	5.875	05/15/23	100	85,250
Gtd. Notes, 144A	7.500	07/15/21	135	132,469
Vizient, Inc., Sr. Unsec’d. Notes, 144A	10.375	03/01/24	100	115,000

				628,586

Pipelines 0.3%
ONEOK, Inc., Gtd. Notes	4.950	07/13/47	25	25,022
Williams Partners LP, Sr. Unsec’d. Notes	4.900	01/15/45	76	77,297

				102,319

Retail 2.4%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22	100	104,500
Grupo Unicomer Co. Ltd. (El Salvador), Gtd. Notes, 144A	7.875	04/01/24	200	216,250
Men’s Wearhouse, Inc. (The), Gtd. Notes	7.000	07/01/22	125	110,937
PetSmart, Inc., Gtd. Notes, 144A(a)	7.125	03/15/23	200	163,000
PF Chang’s China Bistro, Inc., Gtd. Notes, 144A (original cost $74,813; purchased 02/28/17)(f)	10.250	06/30/20	75	74,438

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	17

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
CORPORATE BONDS (Continued)

Retail (cont’d.)
Ruby Tuesday, Inc., Gtd. Notes	7.625%	05/15/20		125	$124,375
Tops Holding LLC/Tops Markets II Corp., Sr. Sec’d. Notes, 144A	8.000	06/15/22		150	109,875

					903,375

Semiconductors 0.5%
Broadcom Corp./Broadcom Cayman Finance Ltd., Gtd. Notes, 144A	3.875	01/15/27		50	51,456
Micron Technology, Inc., Sr. Unsec’d. Notes, 144A	5.250	08/01/23		125	130,156

					181,612

Software 2.6%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		500	516,250
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		200	215,500
Microsoft Corp., Sr. Unsec’d. Notes	4.500	02/06/57		20	22,447
Quintiles IMS, Inc., Sr. Unsec’d. Notes	3.500	10/15/24	EUR	200	247,882

					1,002,079

Telecommunications 2.0%
Avaya, Inc., Sec’d. Notes, 144A(i)	10.500	03/01/21		150	4,875
Frontier Communications Corp., Sr. Unsec’d. Notes	11.000	09/15/25		125	108,906
Intelsat Jackson Holdings SA (Luxembourg), Gtd. Notes, 144A	9.750	07/15/25		75	76,313
Intelsat Luxembourg SA (Luxembourg), Gtd. Notes	7.750	06/01/21		250	157,812
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		200	220,000
Gtd. Notes	8.750	03/15/32		150	186,000

					753,906

Transportation 0.3%
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23		100	103,250

TOTAL CORPORATE BONDS (cost $15,769,338)					16,261,517

FOREIGN GOVERNMENT BONDS 5.5%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	6.875	04/22/21		150	163,050
Unsec’d. Notes	5.000	01/15/27	EUR	155	180,770

See Notes to Financial Statements.

18

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value
FOREIGN GOVERNMENT BONDS (Continued)
Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500%		05/06/21		100	$111,375
Gabon Government International Bond (Gabon), Bonds	8.200		12/12/17		200	202,086
Hellenic Republic Government Bond (Greece),
Bonds	1.000	(s)	10/15/42	EUR	10,100	49,898
Bonds	3.000		02/24/28	EUR	170	169,777
Bonds	3.000		02/24/33	EUR	80	71,876
Bonds	3.000		02/24/36	EUR	125	107,001
Sr. Unsec’d. Notes, 144A	4.375		08/01/22	EUR	75	88,518
Ivory Coast Government International Bond (Cote D’lvoire), Sr. Unsec’d. Notes, 144A	5.125		06/15/25	EUR	100	123,397
Japan Government Two Year Bond (Japan), Sr. Unsec’d. Notes	0.100		11/15/17	JPY	50,000	455,028
Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes, 144A	9.950		06/09/21		150	172,725
Republic of Belarus International Bond (Belarus), Sr. Unsec’d. Notes	8.950		01/26/18		100	102,377
Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625		03/30/21		100	106,914

TOTAL FOREIGN GOVERNMENT BONDS (cost $2,027,852)						2,104,792

RESIDENTIAL MORTGAGE-BACKED SECURITIES 7.2%
Alternative Loan Trust, Series 2006-11CB, Class 2A1	6.250		05/25/36		171	127,579
Bayview Opportunity Master Fund IVB Trust, Series 2017-CRT1, Class M, 144A, 1 Month LIBOR + 2.150%	3.384	(c)	10/25/28		278	277,697
CIM Trust,
Series 2017-2, Class A1, 144A, 1 Month LIBOR + 2.000%	3.227	(c)	12/25/57		186	187,849
Series 2017-3, Class A	3.237		01/25/57		119	120,762
Fannie Mae Connecticut Avenue Securities,
Series 2017-C03, Class 1M2, 1 Month LIBOR + 3.000%	4.234	(c)	10/25/29		20	20,348
Series 2017-C05, Class 1M2, 1 Month LIBOR + 2.200%	3.434	(c)	01/25/30		220	214,900
Freddie Mac Structured Agency Credit Risk Debt Notes,
Series 2014-DN4, Class M3, 1 Month LIBOR + 4.550%	5.784	(c)	10/25/24		239	257,447
Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	4.534	(c)	10/25/27		500	550,826
LSTAR Securities Investment Ltd. (Cayman Islands),
Series 2016-3, Class A, 144A, 1 Month LIBOR + 2.000%	3.232	(c)	09/01/21		125	124,654
Series 2016-5, Class A1, 144A, 1 Month LIBOR + 2.000%	3.232	(c)	11/01/21		134	133,590

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	19

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Interest Rate		Maturity Date	Principal Amount (000)#	Value
RESIDENTIAL MORTGAGE-BACKED SECURITIES (Continued)
LSTAR Securities Investment Ltd., Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	3.232	%(c)	04/01/22	222	$222,172
LSTAR Securities Investment Ltd. (Cayman Islands), Series 2017-4, Class A, 144A, 1 Month LIBOR + 2.000%	3.232	(c)	05/01/22	231	230,755
LSTAR Securities Investment Ltd., Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	3.232	(c)	05/01/22	251	251,135

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (cost $2,639,678)					2,719,714

U.S. TREASURY OBLIGATIONS 5.1%
U.S. Treasury Bonds	2.500		02/15/45	20	19,151
U.S. Treasury Bonds(hh)	2.875		11/15/46	925	952,605
U.S. Treasury Bonds	3.000		05/15/47	15	15,846
U.S. Treasury Notes	1.875		04/30/22	615	619,901
U.S. Treasury Notes	1.875		07/31/22	210	211,559
U.S. Treasury Notes	2.125		07/31/24	120	121,420

TOTAL U.S. TREASURY OBLIGATIONS (cost $1,889,410)					1,940,482

				Shares

COMMON STOCK 0.1%

Oil, Gas & Consumable Fuels
Frontera Energy Corp. (Colombia)* (cost $39,108)				1,116	31,069

PREFERRED STOCK 0.4%

Independent Power & Renewable Electricity Producers
Dynegy, Inc., CVT, Series A, 5.375% (cost $223,000)				5,000	157,650

TOTAL LONG-TERM INVESTMENTS (cost $32,375,847)					33,213,837

See Notes to Financial Statements.

20

Description	Counterparty	Number of Contracts	Notional Amount (000)#		Value
SHORT-TERM INVESTMENTS 16.0%

OPTIONS PURCHASED* 0.2%

Call Options 0.2%
10 Year U.S. Treasury Notes Futures, expiring 10/27/17, Strike Price $127.50		70		70	$40,469
expiring 10/27/17, Strike Price $128.50		50		50	14,844
Credit Default Swaption, Receive quarterly a fixed rate of 5.00% and pay quarterly a floating rate based on CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price 108.00%	BNP Paribas	—		2,500	1,324
Interest Rate Swaptions,
Receive semiannually a fixed rate of 1.50% and pay quarterly a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	—		3,790	52
Receive semiannually a fixed rate of 2.15% and pay quarterly a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	—		3,790	12,453

					69,142

Put Options 0.0%
Interest Rate Swaptions,
Pay annually a fixed rate of 2.00% and receive semiannually a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	—	EUR	65	1
Pay annually a fixed rate of 2.07% and receive semiannually a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	—	EUR	65	46
Pay annually a fixed rate of 2.34% and receive semiannually a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	—	EUR	100	—
Pay annually a fixed rate of 2.39% and receive semiannually a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	—	EUR	100	4
Pay semiannually a fixed rate of 2.75% and receive quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	—		210	3,553
Pay semiannually a fixed rate of 2.75% and receive quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	—		20	338
Pay semiannually a fixed rate of 3.60% and receive quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	—		210	269

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	21

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Counterparty	Number of Contracts	Notional Amount (000)#		Value
OPTIONS PURCHASED* (Continued)

Put Options (cont’d.)
Interest Rate Swaptions, (cont’d.)
Pay semiannually a fixed rate of 3.60% and receive quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	—		20	$26

					4,237

TOTAL OPTIONS PURCHASED (cost $76,067)					73,379

	Interest Rate	Maturity Date	Principal Amount (000)#

FOREIGN TREASURY OBLIGATION(n) 0.8%
Kingdom of Belgium Treasury Bill (Belgium) (cost $292,700)	0.594%	10/12/17	EUR	255	303,771

			Shares

AFFILIATED MUTUAL FUNDS 15.0%
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund(b)				4,492,617	4,492,617
Prudential Investment Portfolios 2 - Prudential Institutional Money Market Fund (cost $1,213,717; includes $1,212,472 of cash collateral for securities on loan)(b)(w)				1,213,596	1,213,717

TOTAL AFFILIATED MUTUAL FUNDS (cost $5,706,334)					5,706,334

TOTAL SHORT-TERM INVESTMENTS (cost $6,075,101)					6,083,484

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.2% (cost $38,450,948)					39,297,321

		Number of Contracts	Notional Amount (000)#
OPTIONS WRITTEN* (0.1)%

Call Options (0.1)%
10 Year U.S. Treasury Notes Futures,		50		50	(10,156)
expiring 10/27/17, Strike Price $129.00
expiring 10/27/17, Strike Price $130.00		50		50	(5,469)
expiring 10/27/17, Strike Price $129.50		20		20	(2,812)

See Notes to Financial Statements.

22

Description	Counterparty	Number of Contracts	Notional Amount (000)#		Value
OPTIONS WRITTEN* (Continued)

Call Options (cont’d.)
Interest Rate Swaptions, Pay semiannually a fixed rate of 1.80% and receive quarterly a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	—		3,790	$(1,155)
Pay semiannually a fixed rate of 1.85% and receive quarterly a floating rate based on 3 Month LIBOR, expiring 09/29/17	JPMorgan Chase	—		3,790	(1,797)

					(21,389)

Put Options 0.0%
Credit Default Swaptions, Receive quarterly a fixed rate of 5.00% and pay quarterly floating rate based on CDX.NA.HY.28.V1, expiring 10/18/17, Strike Price 98.00%	Credit Suisse First Boston Corp.	—		6,000	(2,490)
Receive quarterly a fixed rate of 5.00% and pay quarterly floating rate based on CDX.NA.HY.28.V1, expiring 09/20/17, Strike Price 104.00%	BNP Paribas	—		2,500	(884)
Interest Rate Swaptions,
Receive annually a fixed rate of 2.14% and pay semiannually a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	—	EUR	100	—
Receive annually a fixed rate of 2.19% and pay semiannually a floating based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	—	EUR	100	(50)
Receive annually a fixed rate of 2.20% and pay semiannually a floating rate based on 6 Month EURIBOR, expiring 09/05/17	Goldman Sachs & Co.	—	EUR	65	—
Receive annually a fixed rate of 2.27% and pay semiannually a floating rate based on 6 Month EURIBOR, expiring 10/02/17	Goldman Sachs & Co.	—	EUR	65	(2)
Receive semiannually a fixed rate of 3.05% and pay quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	—		210	(1,438)
Receive semiannually a fixed rate of 3.05% and pay quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	—		20	(137)
Receive semiannually a fixed rate of 3.35% and pay quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Barclays Capital Group	—		210	(572)

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	23

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Description	Counterparty	Number of Contracts	Notional Amount (000)#	Value
OPTIONS WRITTEN* (Continued)

Put Options (cont’d.)
Interest Rate Swaptions, (cont’d.)
Receive semiannually a fixed rate of 3.35% and pay quarterly a floating rate based on 3 Month LIBOR, expiring 04/20/18	Citigroup Global Markets	—	20	$(54)

				(5,627)

TOTAL OPTIONS WRITTEN (premiums received $51,076)				(27,016)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.1% (cost $38,399,872)				39,270,305
Liabilities in excess of other assets(z) (3.1)%				(1,179,766)

NET ASSETS 100.0%				$38,090,539

The following abbreviations are used in the semi-annual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

(A)—Annual payment frequency for swaps

(M)—Monthly payment frequency for swaps

(Q)—Quarterly payment frequency for swaps

(S)—Semiannual payment frequency for swaps

(T)—Swap payment upon termination

BBSW—Australian Bank Bill Swap Reference Rate

BROIS—Brazil Overnight Index Swap

CLO—Collateralized Loan Obligation

CMBX—Commercial Mortgage Backed Securities Index

CVT—Convertible Security

EONIA—Euro Overnight Index Average

EURIBOR—Euro Interbank Offered Rate

FHLMC—Federal Home Loan Mortgage Corp.

IO—Interest Only

L2—Level 2

L3—Level 3

LIBOR—London Interbank Offered Rate

MTN—Medium Term Note

OTC—Over-the-counter

PRIBOR—Prague Interbank Offered Rate

USOIS—United States Overnight Index Swap

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CHF—Swiss Franc

See Notes to Financial Statements.

24

CLP—Chilean Peso

CNH—Chinese Renminbi (offshore)

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

NOK—Norwegian Krone

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RUB—Russian Ruble

SEK—Swedish Krona

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $1,122,391 and 2.9% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,191,186; cash collateral of $1,212,472 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2017.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of August 31, 2017. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $341,326. The aggregate value of $371,088 is 1.0% of net assets.
(hh)	Represents security, or a portion thereof, segregated as collateral for centrally cleared swap agreements.
(i)	Represents issuer in default on interest payments. Non-income producing security. Such securities may be post-maturity.
(n)	Rates shown are the effective yields at purchase date.
(s)	Represents zero coupon bond or principal only securities. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund and Prudential Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	25

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Futures contracts outstanding at August 31, 2017:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
	Long Positions:
12	90 Day Euro Dollar	Dec. 2018	$1,928,970	$1,929,358	$388
1	5 Year Euro-Bobl	Sep. 2017	158,341	158,496	155
23	5 Year U.S. Ultra Treasury Notes	Dec. 2017	2,719,170	2,725,500	6,330
5	10 Year Euro-Bund	Dec. 2017	963,455	965,514	2,059
20	10 Year U.S. Ultra Treasury Notes	Dec. 2017	2,712,992	2,730,625	17,633
8	30 Year U.S. Ultra Treasury Bonds	Dec. 2017	1,341,118	1,352,501	11,383

					37,948

	Short Positions:
12	90 Day Euro Dollar	Dec. 2019	1,925,479	1,925,867	(388)
1	2 Year U.S. Ultra Treasury Notes	Dec. 2017	216,282	216,313	(31)
3	10 Year U.S. Ultra Treasury Notes	Dec. 2017	380,531	380,953	(422)
1	30 Year Euro Buxl	Dec. 2017	198,543	198,591	(48)
3	Euro Schatz DUA Index	Sept. 2017	400,508	400,937	(429)
14	U.S. Treasury Long Bonds	Dec. 2017	2,166,861	2,185,315	(18,454)

					(19,772)

					$18,176

Cash and foreign currency of $130,057 has been segregated with Citigroup Global Markets to cover requirements for open futures contracts at August 31, 2017.

Forward foreign currency exchange contracts outstanding at August 31, 2017:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	153	$121,000	$121,576	$576
Expiring 10/13/17	Citigroup Global Markets	AUD	125	99,000	99,331	331
Expiring 10/13/17	UBS AG	AUD	102	80,000	81,391	1,391
Brazilian Real,
Expiring 11/03/17	Citigroup Global Markets	BRL	456	142,482	143,589	1,107
British Pound,
Expiring 10/27/17	UBS AG	GBP	82	108,000	106,187	(1,813)
Canadian Dollar,
Expiring 10/13/17	Citigroup Global Markets	CAD	187	147,000	150,136	3,136
Expiring 10/13/17	UBS AG	CAD	217	173,000	173,751	751
Expiring 10/13/17	UBS AG	CAD	207	160,719	165,909	5,190

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at August 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso,
Expiring 10/12/17	Citigroup Global Markets	COP	399,320	$134,000	$134,612	$612
Expiring 10/12/17	Citigroup Global Markets	COP	157,483	50,361	53,088	2,727
Czech Koruna,
Expiring 10/06/17	UBS AG	CZK	3,437	155,000	157,228	2,228
Expiring 10/06/17	UBS AG	CZK	1,289	56,629	58,937	2,308
Expiring 10/06/17	UBS AG	CZK	1,289	56,627	58,936	2,309
Euro,
Expiring 10/27/17	Citigroup Global Markets	EUR	100	121,000	119,778	(1,222)
Expiring 10/27/17	UBS AG	EUR	75	89,000	90,050	1,050
Hungarian Forint,
Expiring 10/20/17	Citigroup Global Markets	HUF	2,494	9,418	9,737	319
Expiring 10/20/17	UBS AG	HUF	2,494	9,423	9,737	314
Indian Rupee,
Expiring 11/03/17	Citigroup Global Markets	INR	32,729	509,427	508,006	(1,421)
Expiring 11/03/17	UBS AG	INR	21,819	337,238	338,671	1,433
Indonesian Rupiah,
Expiring 10/17/17	Citigroup Global Markets	IDR	3,280,214	244,000	244,799	799
Expiring 11/16/17	Citigroup Global Markets	IDR	4,550,176	337,025	338,633	1,608
Japanese Yen,
Expiring 10/27/17	UBS AG	JPY	6,743	62,000	61,504	(496)
Expiring 10/27/17	UBS AG	JPY	5,994	55,000	54,672	(328)
Expiring 10/27/17	UBS AG	JPY	4,757	43,000	43,385	385
Mexican Peso,
Expiring 11/10/17	Citigroup Global Markets	MXN	972	54,000	53,770	(230)
Expiring 11/10/17	Citigroup Global Markets	MXN	5,404	297,985	298,781	796
New Taiwanese Dollar,
Expiring 11/08/17	Citigroup Global Markets	TWD	2,721	90,000	90,424	424
Expiring 11/08/17	Citigroup Global Markets	TWD	2,291	76,000	76,155	155
New Zealand Dollar,
Expiring 10/13/17	Citigroup Global Markets	NZD	181	133,000	129,834	(3,166)
Expiring 10/13/17	Citigroup Global Markets	NZD	90	65,000	64,407	(593)
Expiring 10/13/17	Citigroup Global Markets	NZD	61	44,000	43,576	(424)
Norwegian Krone,
Expiring 10/20/17	Citigroup Global Markets	NOK	1,285	159,617	165,838	6,221
Expiring 10/20/17	Citigroup Global Markets	NOK	418	51,999	54,000	2,001
Peruvian Nuevo Sol,
Expiring 10/24/17	Citigroup Global Markets	PEN	392	119,901	120,634	733
Expiring 10/24/17	UBS AG	PEN	797	243,681	244,910	1,229

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	27

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Forward foreign currency exchange contracts outstanding at August 31, 2017 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 10/12/17	Citigroup Global Markets	PHP	16,555	$320,000	$322,805	$2,805
Expiring 10/12/17	Citigroup Global Markets	PHP	13,644	266,000	266,050	50
Expiring 10/12/17	Citigroup Global Markets	PHP	8,093	158,000	157,798	(202)
Expiring 10/12/17	Citigroup Global Markets	PHP	7,425	144,000	144,771	771
Expiring 10/12/17	Citigroup Global Markets	PHP	5,776	112,000	112,632	632
Expiring 10/12/17	Citigroup Global Markets	PHP	2,866	56,000	55,874	(126)
Expiring 10/12/17	UBS AG	PHP	11,549	225,000	225,193	193
Expiring 10/12/17	UBS AG	PHP	5,179	101,000	100,975	(25)
Russian Ruble,
Expiring 10/06/17	Barclays Capital Group	RUB	13,651	226,185	233,717	7,532
Expiring 10/06/17	Barclays Capital Group	RUB	6,990	114,999	119,671	4,672
Singapore Dollar,
Expiring 11/13/17	UBS AG	SGD	389	287,000	286,943	(57)
Expiring 11/13/17	UBS AG	SGD	354	260,000	261,176	1,176
South African Rand,
Expiring 09/22/17	Citigroup Global Markets	ZAR	719	54,000	55,058	1,058
Expiring 09/22/17	Citigroup Global Markets	ZAR	264	19,339	20,217	878
Expiring 09/22/17	Goldman Sachs & Co.	ZAR	264	19,466	20,217	751
Expiring 09/22/17	UBS AG	ZAR	642	47,999	49,190	1,191
South Korean Won,
Expiring 11/17/17	UBS AG	KRW	234,801	209,000	208,386	(614)
Swedish Krona,
Expiring 10/20/17	UBS AG	SEK	2,198	266,945	277,424	10,479
Expiring 10/20/17	UBS AG	SEK	377	46,000	47,522	1,522
Swiss Franc,
Expiring 10/27/17	UBS AG	CHF	159	165,000	166,773	1,773
Expiring 10/27/17	UBS AG	CHF	61	64,000	64,193	193
Thai Baht,
Expiring 11/10/17	Citigroup Global Markets	THB	8,329	251,000	250,974	(26)
Turkish Lira,
Expiring 09/22/17	UBS AG	TRY	1,228	334,874	353,297	18,423
Expiring 09/22/17	UBS AG	TRY	515	143,999	148,103	4,104

				$8,527,338	$8,614,931	$87,593

See Notes to Financial Statements.

28

Forward foreign currency exchange contracts outstanding at August 31, 2017:

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Australian Dollar,
Expiring 10/13/17	Citigroup Global Markets	AUD	177	$139,000	$140,501	$(1,501)
Expiring 10/13/17	Citigroup Global Markets	AUD	188	142,731	149,544	(6,813)
Brazilian Real,
Expiring 11/03/17	Citigroup Global Markets	BRL	318	100,000	100,122	(122)
British Pound,
Expiring 10/27/17	Citigroup Global Markets	GBP	146	190,617	188,762	1,855
Expiring 10/27/17	UBS AG	GBP	98	128,000	127,330	670
Canadian Dollar,
Expiring 10/13/17	UBS AG	CAD	111	88,000	89,063	(1,063)
Expiring 10/13/17	UBS AG	CAD	278	219,000	222,386	(3,386)
Chilean Peso,
Expiring 10/12/17	Citigroup Global Markets	CLP	338,497	506,346	540,787	(34,441)
Chinese Renminbi,
Expiring 10/26/17	Citigroup Global Markets	CNH	2,541	374,452	384,140	(9,688)
Colombian Peso,
Expiring 10/12/17	Barclays Capital Group	COP	336,810	109,000	113,540	(4,540)
Expiring 10/12/17	UBS AG	COP	430,112	139,000	144,992	(5,992)
Czech Koruna,
Expiring 10/06/17	UBS AG	CZK	2,871	127,000	131,319	(4,319)
Euro,
Expiring 10/27/17	Citigroup Global Markets	EUR	104	123,000	124,168	(1,168)
Expiring 10/27/17	Goldman Sachs & Co.	EUR	95	111,455	113,445	(1,990)
Expiring 10/27/17	JPMorgan Chase	EUR	1,953	2,287,835	2,332,395	(44,560)
Expiring 10/27/17	UBS AG	EUR	52	62,000	62,509	(509)
Expiring 10/27/17	UBS AG	EUR	136	160,000	161,988	(1,988)
Indian Rupee,
Expiring 11/03/17	Citigroup Global Markets	INR	16,190	251,000	251,287	(287)
Indonesian Rupiah,
Expiring 10/17/17	Barclays Capital Group	IDR	3,146,879	234,000	234,849	(849)
Israeli Shekel,
Expiring 10/20/17	Goldman Sachs & Co.	ILS	1,335	375,803	373,279	2,524
Expiring 10/20/17	UBS AG	ILS	643	181,000	179,871	1,129
Japanese Yen,
Expiring 10/27/17	Citigroup Global Markets	JPY	13,906	125,114	126,832	(1,718)
Expiring 10/27/17	Citigroup Global Markets	JPY	16,897	152,999	154,113	(1,114)
Expiring 10/27/17	UBS AG	JPY	13,673	123,000	124,710	(1,710)

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	29

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Forward foreign currency exchange contracts outstanding at August 31, 2017 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 11/08/17	Barclays Capital Group	TWD	4,163	$138,000	$138,349	$(349)
Expiring 11/08/17	Citigroup Global Markets	TWD	6,656	220,839	221,215	(376)
Expiring 11/08/17	Citigroup Global Markets	TWD	14,643	485,191	486,661	(1,470)
Expiring 11/08/17	UBS AG	TWD	9,036	301,000	300,311	689
Expiring 11/08/17	UBS AG	TWD	4,855	161,000	161,354	(354)
New Zealand Dollar,
Expiring 10/13/17	Citigroup Global Markets	NZD	147	106,682	105,487	1,195
Expiring 10/13/17	Citigroup Global Markets	NZD	183	132,000	131,504	496
Peruvian Nuevo Sol,
Expiring 10/06/17	Citigroup Global Markets	PEN	780	240,000	240,007	(7)
Expiring 10/06/17	UBS AG	PEN	1,034	318,000	318,235	(235)
Philippine Peso,
Expiring 10/12/17	Citigroup Global Markets	PHP	4,390	86,000	85,597	403
Expiring 10/12/17	Citigroup Global Markets	PHP	4,515	88,356	88,028	328
Expiring 10/12/17	Citigroup Global Markets	PHP	14,272	280,000	278,278	1,722
Expiring 10/12/17	Citigroup Global Markets	PHP	16,143	318,000	314,773	3,227
Polish Zloty,
Expiring 10/20/17	Citigroup Global Markets	PLN	194	53,227	54,460	(1,233)
Singapore Dollar,
Expiring 11/13/17	Morgan Stanley	SGD	54	39,333	39,519	(186)
South African Rand,
Expiring 09/22/17	Citigroup Global Markets	ZAR	1,253	92,000	96,003	(4,003)
South Korean Won,
Expiring 11/17/17	Citigroup Global Markets	KRW	198,056	174,000	175,774	(1,774)
Expiring 11/17/17	Citigroup Global Markets	KRW	222,734	196,000	197,677	(1,677)
Expiring 11/17/17	Citigroup Global Markets	KRW	241,195	211,863	214,061	(2,198)
Swiss Franc,
Expiring 10/27/17	Goldman Sachs & Co.	CHF	747	793,517	781,659	11,858
Expiring 10/27/17	UBS AG	CHF	58	60,000	60,515	(515)
Thai Baht,
Expiring 11/10/17	Citigroup Global Markets	THB	8,201	246,769	247,123	(354)
Turkish Lira,
Expiring 09/22/17	Citigroup Global Markets	TRY	488	132,000	140,301	(8,301)

				$11,324,129	$11,448,823	(124,694)

						$(37,101)

See Notes to Financial Statements.

30

Credit default swap agreements outstanding at August 31, 2017:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^:
Ameriquest Home Equity	09/29/17	1.500%(M)	250	$—	$—	$—	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Banc of America Commercial Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Bank of America Prime Mortgage	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Bear Stearns Asset Backed Securities	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Chase Mortgage	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Citigroup Commercial Mortgage Trust	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
COMM Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Commercial Mortgage Pass Through Certificate	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Connecticut Avenue Securities	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Connecticut Avenue Securities	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Connecticut Avenue Securities	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Countrywide Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
First Franklin Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
GS Mortgage Securities Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	31

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Credit default swap agreements outstanding at August 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^(cont’d.):
GS Mortgage Securities Trust	09/29/17	1.500%(M)	119	$154	$—	$154	Goldman Sachs & Co.
IndyMac Subprime Mortgage	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	09/29/17	1.500%(M)	119	149	—	149	Goldman Sachs & Co.
JPMBB Commercial Mortgage Securities Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Lehman Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Morgan Stanley BAML Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
Morgan Stanley Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Morgan Stanley Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
New Century Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Nomura Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Option One Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Option One Home Equity	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Securitized Asset Backed Receivables Trust	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
Structured Agency Credit Risk	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.

See Notes to Financial Statements.

32

Credit default swap agreements outstanding at August 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on asset-backed securities—Sell Protection(2)^(cont’d.):
Structured Agency Credit Risk	09/29/17	1.500%(M)	250	$—	$—	$—	Goldman Sachs & Co.
Structured Agency Credit Risk	09/29/17	1.500%(M)	250	—	—	—	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.
WF-RBS Commercial Mortgage Trust	09/29/17	1.500%(M)	119	154	—	154	Goldman Sachs & Co.

				$3,691	$—	$3,691

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2017(5)	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared credit default swaps on corporate and/or sovereign issues—Sell Protection(2):
Anadarko Petroleum Corp.	06/20/21	1.000%(Q)	80	1.130%	$(6,044)	$(229)	$5,815
AT&T, Inc.	06/20/21	1.000%(Q)	80	0.611%	565	1,600	1,035
Barrick Gold Corp.	06/20/21	1.000%(Q)	80	0.562%	(2,093)	1,869	3,962
Devon Energy Corp.	06/20/20	1.000%(Q)	80	0.527%	(6,615)	1,270	7,885
Eastman Chemical Co.	06/20/21	1.000%(Q)	80	0.365%	757	2,062	1,305

					$(13,430)	$6,572	$20,002

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues—Buy Protection(1):
Republic of Argentina	06/20/18	5.000%(Q)	155	0.574%	$(7,093)	$(6,647)	$(446)	BNP Paribas

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	33

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Credit default swap agreements outstanding at August 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at August 31, 2017(5)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on corporate and/or sovereign Issues —Sell Protection(2):
Federal Republic of Brazil	09/20/18	1.000%(Q)	250	0.558%	$1,673	$(10,409)	$12,082	Barclays Capital Group
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.805%	589	(3,294)	3,883	Morgan Stanley
Italy Government	09/20/20	1.000%(Q)	250	1.118%	(362)	(1,571)	1,209	Barclays Capital Group
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	150	0.777%	1,692	(3,057)	4,749	Barclays Capital Group
Petroleo Brasileiro SA	06/20/18	1.000%(Q)	100	0.600%	525	(7,667)	8,192	Morgan Stanley
Petroleos Mexicanos	12/20/18	1.000%(Q)	600	0.586%	4,450	284	4,166	Citigroup Global Markets
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.24%	(34,881)	(71,287)	36,406	BNP Paribas
Republic of Colombia	12/20/26	1.000%(Q)	75	2.189%	(6,864)	(6,839)	(25)	Citigroup Global Markets
Republic of Egypt	06/20/19	1.000%(Q)	85	2.45%	(1,987)	(2,017)	30	Barclays Capital Group
Republic of Greece	06/20/22	1.000%(Q)	80	5.457%	(14,204)	(13,596)	(608)	Citigroup Global Markets
Republic of Greece	06/20/22	1.000%(Q)	20	5.457%	(3,551)	(3,499)	(52)	Goldman Sachs & Co.
Republic of Hungary	09/20/20	1.000%(Q)	250	0.524%	4,083	(5,867)	9,950	Barclays Capital Group
Republic of Indonesia	09/20/20	1.000%(Q)	250	0.659%	3,054	(10,117)	13,171	Barclays Capital Group
Republic of Philippines	09/20/20	1.000%(Q)	250	0.386%	5,112	227	4,885	Barclays Capital Group
Republic of South Africa	09/20/20	1.000%(Q)	250	1.070%	(14)	(13,677)	13,663	Barclays Capital Group
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.257%	(4,384)	(9,134)	4,750	Citigroup Global Markets
Russian Federation	09/20/18	1.000%(Q)	250	0.372%	2,165	(14,893)	17,058	Barclays Capital Group
United Mexican States	09/20/20	1.000%(Q)	250	0.611%	3,415	(4,392)	7,807	Barclays Capital Group

					$(39,489)	$(180,805)	$141,316

See Notes to Financial Statements.

34

Credit default swap agreements outstanding at August 31, 2017 (continued):

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Buy Protection(1):
CMBX.NA.6.AA	05/11/63	1.500%(M)	5,000	$(27,018)	$32,458	$(59,476)	Credit Suisse First Boston Corp.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(4)	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC credit default swaps on credit indices—Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	$5,404	$(13,015)	$18,419	Morgan Stanley
CMBX.NA.6.AA	05/11/63	1.500%(M)	1,000	5,404	(33,444)	38,848	JPMorgan Chase
CMBX.NA.6.AA	05/11/63	1.500%(M)	3,000	16,211	12,886	3,325	UBS AG

				$27,019	$(33,573)	$60,592

The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.

(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The fair value of credit default swap agreements on credit indices and asset-backed securities serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of the reporting date serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	35

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Currency swap agreement outstanding at August 31, 2017:

Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays		Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC currency swap agreement:
540	3 Month LIBOR(Q)	EUR	500	(0.216	)%(A)	JPMorgan Chase	03/21/23	$(56,176)	$—	$(56,176)

Forward rate agreement outstanding at August 31, 2017:

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared forward rate agreement:
63,400	12/20/17	1.568%(T)	3 Month LIBOR(1)(T)	$—	$(24,510)	$(24,510)

1)	The Fund pays the fixed rate and receives the floating rate.
2)	The Fund pays the floating rate and receives the fixed rate.

Inflation Swap Agreements outstanding at August 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
EUR	200	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$—	$(139)	$(139)
EUR	100	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	155	155
GBP	460	07/15/22	3.440%(T)	U.K. Retail Prices Index(2)(T)	1,635	1,071	(564)
GBP	80	08/15/24	3.346%(T)	U.K. Retail Prices Index(2)(T)	—	(233)	(233)
GBP	95	07/15/27	3.348%(T)	U.K. Retail Prices Index(1)(T)	—	365	365
GBP	105	08/15/27	3.344%(T)	U.K. Retail Prices Index(1)(T)	—	494	494
GBP	40	08/15/29	3.380%(T)	U.K. Retail Prices Index(2)(T)	—	(229)	(229)
GBP	110	07/15/32	3.513%(T)	U.K. Retail Prices Index(2)(T)	—	760	760
GBP	135	07/15/37	3.515%(T)	U.K. Retail Prices Index(2)(T)	—	(537)	(537)
GBP	30	08/15/42	3.520%(T)	U.K. Retail Prices Index(2)(T)	—	(254)	(254)
GBP	110	07/15/47	3.458%(T)	U.K. Retail Prices Index(2)(T)	(7,204)	1,858	9,062
GBP	25	08/15/47	3.469%(T)	U.K. Retail Prices Index(1)(T)	—	188	188
GBP	10	07/15/57	3.325%(T)	U.K. Retail Prices Index(1)(T)	—	381	381
GBP	20	07/15/57	3.334%(T)	U.K. Retail Prices Index(1)(T)	—	560	560

					$(5,569)	$4,440	$10,009

1)	The Fund pays the fixed rate and receives the floating rate.
2)	The Fund pays the floating rate and receives the fixed rate.

See Notes to Financial Statements.

36

Interest rate swap agreements outstanding at August 31, 2017:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
AUD	500	07/07/22	2.460%(S)	6 Month BBSW(2)(S)	$—	$400	$400
AUD	145	07/19/27	3.355%(S)	6 Month BBSW(2)(S)	—	485	485
AUD	55	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	(21)	450	471
BRL	590	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(2,737)	(2,737)
BRL	588	01/04/21	0.000%(T)	1 Day BROIS(1)(T)	—	(1,933)	(1,933)
BRL	357	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	3,622	3,622
BRL	286	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	3,054	3,054
BRL	353	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	4,596	4,596
BRL	774	01/04/21	0.000%(T)	1 Day BROIS(2)(T)	—	10,525	10,525
BRL	245	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	1,133	1,133
BRL	248	01/02/25	0.000%(T)	1 Day BROIS(2)(T)	—	332	332
CAD	1,020	07/26/19	1.605%(S)	3 Month Canadian Bankers Acceptance(2)(S)	97	411	314
CZK	8,015	07/03/22	0.820%(A)	6 Month PRIBOR(2)(S)	—	(4,773)	(4,773)
CZK	4,165	07/03/27	1.115%(A)	6 Month PRIBOR(1)(S)	—	4,231	4,231
EUR	210	02/27/19	(0.328%)(A)	1 Day EONIA(1)(A)	—	(87)	(87)
EUR	80	03/02/21	(0.318%)(A)	1 Day EONIA(1)(A)	—	407	407
EUR	165	10/06/21	(0.385%)(A)	1 Day EONIA(1)(A)	—	2,088	2,088
EUR	225	12/06/21	0.095%(A)	6 Month EURIBOR(1)(S)	—	(797)	(797)
EUR	365	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	605	(972)	(1,577)
EUR	300	07/03/22	0.182%(A)	6 Month EURIBOR(1)(S)	—	(880)	(880)
EUR	100	08/04/24	1.054%(A)	1 Day EONIA(1)(A)	(4,556)	(7,226)	(2,670)
EUR	150	02/23/26	0.324%(A)	1 Day EONIA(1)(A)	(4,893)	649	5,542
EUR	960	08/15/26	0.655%(A)	1 Day EONIA(1)(A)	(664)	(18,935)	(18,271)
EUR	275	10/06/26	0.061%(A)	1 Day EONIA(1)(A)	—	11,460	11,460
EUR	160	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	1,541	(21)	(1,562)
EUR	155	07/03/27	0.795%(A)	6 Month EURIBOR(2)(S)	—	601	601
EUR	90	05/11/30	0.850%(A)	6 Month EURIBOR(1)(S)	3,242	2,359	(883)
EUR	25	05/11/32	1.100%(A)	6 Month EURIBOR(1)(S)	239	221	(18)
EUR	60	05/11/37	1.253%(A)	6 Month EURIBOR(1)(S)	2,705	1,187	(1,518)
EUR	330	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	82	82
EUR	330	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	—	(1,279)	(1,279)
EUR	25	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	1,168	457	(711)
EUR	135	07/04/42	1.416%(A)	1 Day EONIA(2)(A)	—	3,861	3,861
GBP	40	07/06/32	1.933%(S)	6 Month GBP LIBOR(2)(S)	—	1,412	1,412
GBP	50	07/06/42	1.850%(S)	6 Month GBP LIBOR(1)(S)	—	(1,207)	(1,207)
MXN	2,000	10/15/26	6.445%(M)	28 Day Mexican Interbank Rate(2)(M)	(4)	(5,258)	(5,254)
MXN	2,530	12/09/26	7.780%(M)	28 Day Mexican Interbank Rate(2)(M)	(1,994)	6,619	8,613
	4,080	09/09/17	0.539%(T)	1 Day USOIS(1)(T)	553	9,706	9,153
	1,350	10/21/17	0.590%(T)	1 Day USOIS(1)(T)	—	3,708	3,708

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	37

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Interest rate swap agreements outstanding at August 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
1,350	11/01/17	0.639%(T)	1 Day USOIS(1)(T)	$—	$3,312	$3,312
2,690	11/14/17	0.675%(A)	1 Day USOIS(1)(A)	(245)	6,344	6,589
3,100	11/19/17	0.942%(S)	3 Month LIBOR(1)(Q)	—	(4,415)	(4,415)
1,345	11/22/17	0.716%(T)	1 Day USOIS(1)(T)	—	2,842	2,842
4,675	01/07/18	1.093%(T)	1 Day USOIS(1)(T)	—	441	441
11,520	01/31/18	1.278%(T)	1 Day USOIS(1)(T)	—	(743)	(743)
2,000	08/05/18	1.205%(S)	3 Month LIBOR(1)(Q)	—	4,250	4,250
1,545	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	(1,444)	(1,444)
1,350	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	2,655	2,655
2,025	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(116)	7,500	7,616
1,700	11/18/18	1.207%(S)	3 Month LIBOR(1)(Q)	—	126	126
890	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	—	(1,108)	(1,108)
16,920	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	(1,623)	(102,673)	(101,050)
3,435	06/30/19	1.487%(A)	1 Day USOIS(1)(A)	(1,289)	(10,369)	(9,080)
1,935	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(1,553)	(6,372)	(4,819)
390	04/04/20	—(3)(S)	—(3)(S)	—	(32)	(32)
4,320	05/11/20	1.763%(S)	3 Month LIBOR(2)(Q)	(1,487)	38,935	40,422
2,000	08/05/20	1.655%(S)	3 Month LIBOR(1)(Q)	—	(2,570)	(2,570)
1,500	11/06/20	1.572%(S)	3 Month LIBOR(1)(Q)	—	(3,060)	(3,060)
235	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	3,500	3,500
360	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	810	5,428	4,618
1,125	08/31/21	2.015%(S)	3 Month LIBOR(1)(Q)	(3,173)	(14,194)	(11,021)
205	04/04/22	—(4)(S)	—(4)(S)	—	(56)	(56)
10	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	53	156	103
3,425	07/17/22	—(5)(Q)	—(5)(Q)	279	(810)	(1,089)
2,320	08/05/22	1.958%(S)	3 Month LIBOR(1)(Q)	(788)	(23,212)	(22,424)
1,170	11/01/22	1.815%(S)	3 Month LIBOR(2)(Q)	—	1,406	1,406
239	11/15/23	2.209%(S)	3 Month LIBOR(1)(Q)	—	(6,519)	(6,519)
125	12/16/23	2.260%(S)	3 Month LIBOR(1)(Q)	(953)	(3,297)	(2,344)
490	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	1,557	(7,655)	(9,212)
245	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	49	(4,371)	(4,420)
630	02/15/24	2.167%(S)	3 Month LIBOR(1)(Q)	(5,773)	(11,864)	(6,091)
605	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(872)	(12,012)	(11,140)
3,112	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(28,903)	(69,063)	(40,160)
2,350	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	6,074	(10,009)	(16,083)
435	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	1,999	1,999
140	09/01/24	2.117%(S)	3 Month LIBOR(1)(Q)	—	(1,989)	(1,989)
850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	(17,944)	(17,944)
180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	(3,006)	(3,006)
190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	(3,794)	(3,794)
261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	(2,136)	(6,329)
1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	(21,329)	(22,696)

See Notes to Financial Statements.

38

Interest rate swap agreements outstanding at August 31, 2017 (continued):

Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at August 31, 2017	Unrealized Appreciation (Depreciation)
Centrally cleared swap agreements (cont’d.):
395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	$—	$(8,111)	$(8,111)
525	02/15/27	2.068%(A)	1 Day USOIS(1)(A)	(362)	(15,518)	(15,156)
150	05/08/27	2.309%(S)	3 Month LIBOR(1)(Q)	—	(4,383)	(4,383)
1,665	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(581)	47,909	48,490
595	05/11/28	2.000%(S)	3 Month LIBOR(1)(Q)	10,762	2,721	(8,041)
290	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	9,438	9,438
785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	3,078	(28,480)	(31,558)
935	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(4,900)	3,636	8,536
230	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	(8,629)	(8,629)
490	05/11/37	2.537%(S)	3 Month LIBOR(1)(Q)	(5,143)	(20,637)	(15,494)
430	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	2,648	19,979	17,331
90	07/21/45	2.880%(S)	3 Month LIBOR(1)(Q)	—	(9,948)	(9,948)
45	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	5,913	5,913
50	05/11/47	2.570%(S)	3 Month LIBOR(2)(Q)	(529)	2,515	3,044
30	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	(933)	(933)
30	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	(1,460)	(1,460)

				$(29,402)	$(245,189)	$(215,787)

Cash of $535,000 and a security with a market value of $288,356 have been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at August 31, 2017.

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month LIBOR plus 12 bps and receives the floating rate of 6 Month LIBOR.
(4)	The Fund pays the floating rate of 6 Month LIBOR and receives the floating rate of 3 Month LIBOR plus 11.75 bps.
(5)	The Fund pays the floating rate of 3 Month LIBOR and receives the floating rate of 1 Day USOIS plus 28 bps.

Total return swap agreements outstanding at August 31, 2017:

Counterparty	Termination Date	Long (Short) Notional Amount (000)#	Description	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(1)
OTC total return swap agreement :
Goldman Sachs & Co.	12/20/17	150	Pay quarterly a fixed payment based on 3 Month LIBOR and receive upon termination date a fixed payment on the iBoxx $ Liquid High Yield Index.	$592	$(413)	$1,005

(1)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	39

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$4,127,986	$993,700
Consumer Loans	—	955,087	125,000
Home Equity Loans	—	134,928	—
Residential Mortgage-Backed Securities	—	910,856	—
Commercial Mortgage-Backed Securities	—	2,751,056	—
Corporate Bonds	—	16,261,517	—
Foreign Government Bonds	—	2,104,792	—
Residential Mortgage-Backed Securities	—	2,719,714	—
U.S. Treasury Obligations	—	1,940,482	—
Common Stock	31,069	—	—
Preferred Stock	—	157,650	—
Options Purchased	55,313	18,066	—
Foreign Treasury Obligation	—	303,771	—
Affiliated Mutual Funds	5,706,334	—	—
Options Written	(18,437)	(8,579)	—
Other Financial Instruments*
Futures Contracts	18,176	—	—
OTC Forward Foreign Currency Exchange Contracts	—	(37,101)	—
Centrally Cleared Credit Default Swap Agreements	—	20,002	—
OTC Credit Default Swap Agreements	—	(46,581)	3,691
OTC Currency Swap Agreements	—	(56,176)	—
Centrally Cleared Forward Rate Agreements	—	(24,510)	—
Centrally Cleared Inflation Swap Agreements	—	10,009	—
OTC Total Return Swap Agreements	—	592	—
Centrally Cleared Interest Rate Swap Agreements	—	(215,787)	—

Total	$5,792,455	$32,027,774	$1,122,391

See Notes to Financial Statements.

40

The following is a reconciliation of assets in which unobservable inputs (Level 3) were used in determining fair value:

	Asset-Backed Securities— Collateralized Loan Obligations	Asset-Backed Securities— Consumer Loans	Residential Mortgage- Backed Securities	Credit Default Swap Agreements
Balance as of 02/28/2017	$529,700	—	$453,963	$4,363
Realized gain (loss)	—	—	1,532	—
Change in unrealized appreciation (depreciation)**	—	—	(105,486)	(672)
Purchases/Exchanges/Issuances	993,700	125,000	—	—
Sales/Paydowns	—	—	(151,713)	—
Accrued discount/premium	—	—	204	—
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(529,700)	—	(198,500)	—

Balance as of 08/31/2017	$993,700	$125,000	$—	$3,691

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
**	Of which, $3,691 was relating to securities held at the reporting period end.

Level 3 securities as presented in the table above are being fair valued using pricing methodologies approved by Board, which contain unobservable inputs as follows:

Level 3 Securities	Fair Value as of August 31, 2017	Valuation Methodology	Unobservable Inputs
Asset-Backed Securities—Collateralized Loan Obligations	993,700	Pricing at Cost	Unadjusted Purchase Price
Asset-Backed Securities—Consumer Loans	125,000	Market Approach	Single Broker Indicative Quote
Credit Default Swap Agreements	3,691	Market Approach	Single Broker Indicative Quote

It is the Fund’s policy to recognize transfers in and transfers out at the fair value as of the beginning of period. Securities transerred levels as follows:

Investments in Securities	Amount Transfered	Level Transfer	Logic
Asset-Backed Securities—Collateralized Loan Obligations	$529,700	Level 3 to Level 2	Cost to Evaluated Bid
Residential Mortgage-Backed Securities	$198,500	Level 3 to Level 2	Cost to Evaluated Bid

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	41

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of August 31, 2017 were as follows:

Affiliated Mutual Funds (includes 3.2% of collateral for securities on loan)	15.0%
Collateralized Loan Obligations	13.4
Residential Mortgage-Backed Securities	9.6
Commercial Mortgage-Backed Securities	7.2
Foreign Government Bonds	5.5
U.S. Treasury Obligations	5.1
Banks	4.6
Electric	3.8
Media	3.5
Oil & Gas	3.3
Healthcare-Services	3.1
Consumer Loans	2.8
Software	2.6
Entertainment	2.4
Retail	2.4
Telecommunications	2.0
Foods	1.7
Pharmaceuticals	1.6
Lodging	1.4
Chemicals	1.2
Commercial Services	1.1
Auto Manufacturers	1.0
Home Builders	1.0
Foreign Treasury Obligations	0.8
Mining	0.8
Miscellaneous Manufacturing	0.5
Energy-Alternate Sources	0.5
Semiconductors	0.5%
Insurance	0.4
Independent Power & Renewable Electricity Producers	0.4
Home Equity Loans	0.4
Leisure Time	0.3
Auto Parts & Equipment	0.3
Household Products/Wares	0.3
Internet	0.3
Environmental Control	0.3
Packaging & Containers	0.3
Transportation	0.3
Pipelines	0.3
Distribution/Wholesale	0.3
Advertising	0.2
Building Materials	0.2
Options Purchased	0.2
Diversified Financial Services	0.1
Oil, Gas & Consumable Fuels	0.1
Computers	0.1
Iron/Steel	0.0 *

103.2
Options Written	(0.1)
Liabilities in excess of other assets	(3.1)

100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are credit contracts risk, foreign exchange contracts risk and interest rate contracts risk. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

See Notes to Financial Statements.

42

Fair values of derivative instruments as of August 31, 2017 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Credit contracts	Due from/to broker—variation margin swaps and centrally cleared forward rate agreements	$20,002	*	—	$—
Credit contracts	Premiums paid for OTC swap agreements	45,855		Premiums received for OTC swap agreements	234,422
Credit contracts	Unaffiliated investments	1,324		Options written outstanding, at value	3,374
Credit contracts	Unrealized appreciation on OTC swap agreements	206,284		Unrealized depreciation on OTC swap agreements	60,607
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	124,432		Unrealized depreciation on OTC forward foreign currency exchange contracts	161,533
Interest rate contracts	Due from/to broker—variation margin futures	37,948	*	Due from/to broker—variation margin futures	19,772	*
Interest rate contracts	Due from/to broker—variation margin swaps and centrally cleared forward rate agreements	260,686	*	Due from/to broker—variation margin swaps and centrally cleared forward rate agreements	490,974	*
Interest rate contracts	—	—		Premiums received for OTC swap agreements	413
Interest rate contracts	Unaffiliated investments	72,055		Options written outstanding, at value	23,642
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,005		Unrealized depreciation on OTC swap agreements	56,176

Total		$769,591			$1,050,913

*	Includes cumulative appreciation (depreciation) as reported in the schedule of open futures, centrally cleared swap contracts, and centrally cleared forward rate agreements. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	43

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

The effects of derivative instruments on the Statement of Operations for the six months ended August 31,2017 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(1)	Options Written	Futures	Forward Currency Contracts(2)	Swaps	Total
Credit contracts	$—	$—	$—	$—	$17,752	$17,752
Foreign exchange contracts	—	—	—	(117,864)	—	(117,864)
Interest rate contracts	(19,186)	28,389	160,318	—	38,843	208,364

Total	$(19,186)	$28,389	$160,318	$(117,864)	$56,595	$108,252

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Options Purchased(3)	Options Written	Futures	Forward Currency Contracts(4)	Forward Rate Agreements	Swaps	Total
Credit contracts	$(6,676)	$18,425	$—	$—	$—	$87,087	$98,836
Foreign exchange contracts	—	—	—	(64,783)	—	—	(64,783)
Interest rate contracts	3,988	5,635	12,013	—	(24,510)	(328,500)	(331,374)

Total	$(2,688)	$24,060	$12,013	$(64,783)	$(24,510)	$(241,413)	$(297,321)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.
(2)	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.
(3)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.
(4)	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

See Notes to Financial Statements.

44

For the six months ended August 31, 2017, the Fund’s average volume of derivative activities is as follows:

Options Purchased(1)	Options Written(4)	Futures Contracts— Long Positions(2)	Futures Contracts— Short Positions(2)	Forward Foreign Currency Exchange Contracts— Purchased(3)	Forward Foreign Currency Exchange Contracts— Sold(3)
$49,682	$9,550,362	$7,635,064	$5,999,160	$7,384,768	$10,193,107

Credit Default Swap Agreements— Buy Protection(4)	Credit Default Swap Agreements— Sell Protection(4)	Currency Swap Agreements(4)	Forward Rate Agreements(4)	Inflation Swap Agreements(4)	Interest Rate Swap Agreements(4)	Total Return Swap Agreements(4)
$5,860,333	$17,250,112	$540,000	$42,266,667	$644,902	$67,005,982	$50,000

(1)	Cost.
(2)	Value at Trade Date.
(3)	Value at Settlement Date.
(4)	Notional Amount in USD.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund invested in OTC derivatives and entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives and financial instruments/transactions, where the legal right to set-off exists, is presented in the summary below.

Offsetting of financial instruments/transactions assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(2)	Net Amount
Securities on Loan	$1,191,186	$(1,191,186)	$—

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	45

Schedule of Investments (unaudited) (continued)

as of August 31, 2017

Offsetting of OTC derivative assets and liabilities:

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts of Recognized Liabilities(1)	Net Amounts of Recognized Assets/ (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount
Barclays Capital Group	$100,857	$(73,748)	$27,109	$—	$27,109
BNP Paribas	37,730	(79,264)	(41,534)	—	(41,534)
Citigroup Global Markets	46,529	(116,048)	(69,519)	—	(69,519)
Credit Suisse First Boston Corp.	32,458	(61,966)	(29,508)	—	(29,508)
Goldman Sachs & Co.	19,880	(6,006)	13,874	—	13,874
JPMorgan Chase	51,353	(137,132)	(85,779)	—	(85,779)
Morgan Stanley	30,494	(24,162)	6,332	—	6,332
UBS AG	76,341	(23,404)	52,937	—	52,937

	$395,642	$(521,730)	$(126,088)	$—	$(126,088)

(1)	Includes unrealized appreciation/(depreciation) on swaps and forwards, premiums paid/(received) on swap agreements and market value of purchased and written options, as represented on the Statement of Assets and Liabilities.
(2)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions and the Fund’s OTC derivative exposure by counterparty.

See Notes to Financial Statements.

46

This Page Intentionally Left Blank

Statement of Assets & Liabilities (unaudited)

as of August 31, 2017

Assets
Investments at value, including securities on loan of $1,191,186:
Unaffiliated investments (cost $32,744,614)	$33,590,987
Affiliated investments (cost $5,706,334)	5,706,334
Foreign currency, at value (cost $86,877)	86,183
Cash segregated for counterparty—OTC	975,000
Deposit with broker for centrally cleared swaps	535,000
Interest receivable	394,997
Receivable for investments sold	226,003
Unrealized appreciation on OTC swap agreements	207,289
Receivable for Fund shares sold	181,520
Deposit with broker for futures	130,057
Unrealized appreciation on OTC forward foreign currency exchange contracts	124,432
Premium paid for OTC swap agreements	45,855
Due from broker—variation margin futures	5,507

Total assets	42,209,164

Liabilities
Payable for investments purchased	2,158,023
Payable to broker for collateral for securities on loan	1,212,472
Premium received for OTC swap agreements	234,835
Unrealized depreciation on OTC forward foreign currency exchange contracts	161,533
Unrealized depreciation on OTC swap agreements	116,783
Payable for Fund shares reacquired	114,852
Accrued expenses	53,466
Due to broker—variation margin swaps and centrally cleared forward rate agreements	30,017
Options written outstanding, at value (premiums received $51,076)	27,016
Management fee payable	8,135
Distribution fee payable	1,235
Affiliated transfer agent fee payable	258

Total liabilities	4,118,625

Net Assets	$38,090,539

Net assets were comprised of:
Shares of beneficial interest, at par	$3,722
Paid-in capital in excess of par	37,354,152

37,357,874
Distributions in excess of net investment income	(30,164)
Accumulated net realized gain on investment and foreign currency transactions	38,741
Net unrealized appreciation on investments and foreign currencies	724,088

Net assets, August 31, 2017	$38,090,539

See Notes to Financial Statements.

48

Class A
Net asset value and redemption price per share, ($1,434,416 ÷ 140,106 shares of common stock issued and outstanding)	$10.24
Maximum sales charge (4.50% of offering price)	.48

Maximum offering price to public	$10.72

Class C
Net asset value, offering price and redemption price per share,
($924,369 ÷ 90,401 shares of common stock issued and outstanding)	$10.23

Class Q
Net asset value, offering price and redemption price per share,
($10,208 ÷ 997 shares of common stock issued and outstanding)	$10.24

Class Z
Net asset value, offering price and redemption price per share,
($35,721,546 ÷ 3,490,312 shares of common stock issued and outstanding)	$10.23

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	49

Statement of Operations (unaudited)

Six Months Ended August 31, 2017

Net Investment Income (Loss)
Income
Interest income	$733,356
Unaffiliated dividend income	13,438
Affiliated dividend income	25,553
Income from securities lending, net (including affiliated income of $636)	2,272

Total income	774,619

Expenses
Management fee	136,494
Distribution fee(a)	4,840
Registration fees(a)	53,000
Custodian and accounting fees	41,000
Audit fee	29,000
Shareholders’ reports	18,000
Legal fees and expenses	8,000
Trustees’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $600)(a)	3,000
Miscellaneous	4,518

Total expenses	302,852
Less: Management fee waiver and/or expense reimbursement(a)	(144,450)

Net expenses	158,402

Net investment income (loss)	616,217

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(99))	275,462
Futures transactions	160,318
Options written transactions	28,389
Swap agreements transactions	56,595
Foreign currency transactions	(116,981)

403,783

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $(78))	278,296
Futures	12,013
Options written	24,060
Forward rate agreements	(24,510)
Swap agreements	(241,413)
Foreign currencies	(83,752)

(35,306)

Net gain (loss) on investment and foreign currency transactions	368,477

Net Increase (Decrease) In Net Assets Resulting From Operations	$984,694

See Notes to Financial Statements.

50

(a)	Class specific expenses and waivers were as follows:

	Class A	Class C	Class Q	Class Z
Distribution fee	1,384	3,456	—	—
Transfer Agency fees and expenses	200	100	—	2,700
Including affiliated expenses	300	100	—	200
Registration fees	2,100	1,600	500	48,800
Management fee waiver and/or expense reimbursement	(5,120)	(3,533)	(570)	(135,227)

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	51

Statement of Changes in Net Assets (unaudited)

	Six Months Ended August 31, 2017	Year Ended February 28, 2017
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$616,217	$1,077,186
Net realized gain (loss) on investment and foreign currency transactions	403,783	515,986
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(35,306)	2,354,212

Net increase (decrease) in net assets resulting from operations	984,694	3,947,384

Dividends and Distributions
Dividends from net investment income
Class A	(21,171)	(5,716)
Class C	(10,854)	(6,662)
Class Q	(143)	—
Class Z	(668,550)	(1,344,705)

	(700,718)	(1,357,083)

Distributions from net realized gains
Class A	—	(3,592)
Class C	—	(4,826)
Class Z	—	(419,943)

	—	(428,361)

Fund share transactions (Net of share conversions)
Net proceeds from shares sold	7,476,484	1,999,195
Net asset value of shares issued in reinvestment of dividends and distributions	699,898	1,784,579
Cost of shares reacquired	(245,826)	(24,439)

Net increase (decrease) in net assets from Fund share transactions	7,930,556	3,759,335

Total increase (decrease)	8,214,532	5,921,275

Net Assets:
Beginning of period	29,876,007	23,954,732

End of period (a)	$38,090,539	$29,876,007

(a) Includes undistributed net investment income of:	$—	$54,337

See Notes to Financial Statements.

52

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 3 (the “Trust”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Trust currently consists of six investment portfolios (each a “Fund” and collectively the “Funds”): Prudential Jennison Select Growth Fund, Prudential QMA Global Tactical Allocation Fund, Prudential QMA Strategic Value Fund, Prudential Real Assets Fund, Prudential Global Absolute Return Bond Fund and Prudential Unconstrained Bond Fund. These financial statements relate to Prudential Unconstrained Bond Fund, a diversified series of the Trust.

The investment objective of the Fund is to seek positive return over the long term, regardless of market conditions.

1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable

Prudential Unconstrained Bond Fund	53

Notes to Financial Statements (unaudited) (continued)

exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing recent transaction prices for identical or comparable securities. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices,

54

indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Fund may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investment. Therefore, the Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Fund’s Subadviser under the guidelines adopted by the Trustees of the Fund. However, the liquidity of the Fund’s investments in Rule 144A securities could be impaired if trading does not develop or declines.

Prudential Unconstrained Bond Fund	55

Notes to Financial Statements (unaudited) (continued)

Connecticut Avenue Securities (CAS) and Structured Agency Credit Risk (STACR): The Fund purchased government controlled Fannie Mae and Freddie Mac securities that transfer most of the cost of defaults to private investors including the Funds. These are insurance-like products that are called CAS by Fannie Mae and STACR securities by Freddie Mac. Payments on the securities are based primarily on the performance of a reference pool of underlying mortgages. With such securities, the Fund could lose some or all of its principal if the underlying mortgages experience credit defaults.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Additionally, net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, forward currency contracts, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Fund enters into

56

forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency and to gain exposure to certain currencies. The contracts are valued daily at current forward exchange rates and any unrealized gain (loss) is included in net unrealized appreciation (depreciation) on investments and foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Options: The Fund purchased or wrote options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates with respect to securities or financial instruments which the Fund currently owns or intends to purchase. The Fund may also use options to gain additional market exposure. The Fund’s principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Fund realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Fund has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions.

The Fund, as writer of an option, may have no control over whether the underlying securities or financial instruments may be sold (called) or purchased (put). As a result, the Fund bears the market risk of an unfavorable change in the price of the security or financial instrument underlying the written option. The Fund, as purchaser or an OTC option, bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

When the Fund writes an option on a swap, an amount equal to any premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value

Prudential Unconstrained Bond Fund	57

Notes to Financial Statements (unaudited) (continued)

of the written option on the swap. If a call option on a swap is exercised, the Fund becomes obligated to pay a fixed interest rate (noted as the strike price) and receive a variable interest rate on a notional amount. If a put option on a swap is exercised, the Fund becomes obligated to pay a variable interest rate and receive a fixed interest rate (noted as the strike price) on a notional amount. Premiums received from writing options on swaps that expire or are exercised are treated as realized gains upon the expiration or exercise of such options on swaps. The risk associated with writing put and call options on swaps is that the Fund will be obligated to be party to a swap agreement if an option on a swap is exercised.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused by changes in prevailing interest rates, value of equities or foreign currency exchange rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Forward Rate Agreements: Forward rate agreements represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount on a fixed future date. The Fund entered into forward rate agreements to gain yield exposure based on anticipated market conditions at the specified termination date of the agreement.

Swap Agreements: The Fund may enter into credit default, interest rate and other type of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are

58

negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered exchange. Swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation (depreciation) on swap agreements. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Any upfront premiums paid and received are shown as swap premiums paid and swap premiums received in the Statement of Assets and Liabilities. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Schedule of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Fund used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Fund’s maximum risk of loss from counterparty credit risk is the discounted net present value of the cash flows to be received from the counterparty over the contract’s remaining life.

Inflation Swaps: The Fund entered into inflation swap agreements to protect against fluctuations in inflation rates. Inflation swaps are characterized by one party paying a fixed rate in exchange for a floating rate that is derived from an inflation index, such as the Consumer Price Index or UK Retail Price Index. Inflation swaps subject the Fund to interest rate risk.

Credit Default Swaps (“CDS”): CDS involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (collectively a “credit event”) for the referenced entity (typically corporate issues or sovereign issues of an emerging country) on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

The Fund is subject to credit risk in the normal course of pursuing its investment objectives, and as such, has entered into CDS contracts to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases. The Fund’s maximum risk of loss from counterparty credit risk for purchased CDS is the inability of the counterparty to honor the contract up to the notional value due to a credit event.

Prudential Unconstrained Bond Fund	59

Notes to Financial Statements (unaudited) (continued)

As a seller of protection on credit default swap agreements, the Fund generally receives an agreed upon payment from the buyer of protection throughout the term of the swap, provided no credit event occurs. As the seller, the Fund effectively increases its investment risk because, in addition to its total net assets, the Fund may be subject to investment exposure on the notional amount of the swap.

The maximum amount of the payment that the Fund, as a seller of protection, could be required to make under a credit default swap agreement would be equal to the notional amount of the underlying security or index contract as a result of a credit event. This potential amount will be partially offset by any recovery values of the respective referenced obligations, or net amounts received from the settlement of buy protection credit default swap agreements which the Fund entered into for the same referenced entity or index. As a buyer of protection, the Fund generally receives an amount up to the notional value of the swap if a credit event occurs.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues of an emerging country as of period end are disclosed in the footnotes to the Schedule of Investments, if applicable. These spreads serve as indicators of the current status of the payment/performance risk and represent the likelihood of default risk for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to enter into the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as indicators of the current status of the payment/performance risk. Wider credit spreads and increased market value in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps: The Fund entered into currency swap agreements primarily to gain yield exposure on foreign bonds. Currency swap agreements involve two parties exchanging two different currencies with an agreement to reverse the exchange at a later date at specified exchange rates.

Total Return Swaps: In a total return swap, one party would receive payments based on the market value of the security or the commodity involved, or total return of a specific referenced asset, such as an equity, index or bond, and in return pay a fixed amount. The Fund is subject to risk exposures associated with the referenced asset in the normal course of pursuing its investment objectives. The Fund entered into total return swaps to manage its exposure to a security or an index. The Fund’s maximum risk of loss from counterparty

60

credit risk is the change in the value of the security, in the Fund’s favor, from the point of entering into the contract.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Trust, on behalf of the Fund, is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact the Fund’s future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes

Prudential Unconstrained Bond Fund	61

Notes to Financial Statements (unaudited) (continued)

in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of August 31, 2017, the Fund has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, forward rate agreements, written options, short sales, swaps and financial futures contracts involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Lending: The Fund may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed on the Statement of Operations as “Income from securities lending, net”.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Fund to meet their obligations may be affected by the economic or political developments in a specific industry, region or country.

62

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual. Class specific expenses and waivers, where applicable, are allocated to the respective share classes that include Distribution fees, Distribution fee waivers and effective August 1, 2017, Transfer Agent’s fees and expenses, Registration fees and Management fee waivers. Prior to August 1, 2017 such expenses were allocated as noted below.

Net investment income or loss (other than class specific expenses and waivers, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income monthly and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified amongst undistributed net investment income, accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Trust, on behalf of the Fund, has a management agreement with PGIM Investments. Pursuant to this agreement, PGIM Investments has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PGIM Investments has entered into a subadvisory agreement with PGIM, Inc., which provides subadvisory services to the Fund through its PGIM Fixed Income unit. The subadvisory agreement provides that PGIM, Inc. will furnish investment advisory services in connection with the management of the Fund. In connection therewith, PGIM, Inc. is obligated to keep certain books and records of the Fund. PGIM Investments pays for the services of PGIM, Inc., the

Prudential Unconstrained Bond Fund	63

Notes to Financial Statements (unaudited) (continued)

cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PGIM Investments is accrued daily and payable monthly, at an annual rate of .80% of the Fund’s average daily net assets up to and including $2.5 billion, .775% of average daily net assets from $2.5 billion to $5 billion, and .75% of average daily net assets in excess of $5 billion. The effective management fee rate before any waivers and/or expense reimbursement was .80% of the Fund’s average daily net assets for the six months ended August 31, 2017. The management fee waiver and/or expense reimbursement exceeded the management fee for the six months ended August 31, 2017.

PGIM Investments has contractually agreed through June 30, 2018 to limit the net annual operating expenses (exclusive of distribution and service (12b-1) fees, taxes (such as income and foreign withholdings taxes, stamp duty and deferred tax expenses), interest, acquired fund fees and expenses, brokerage, extraordinary and certain other expenses such as dividend, broker charges and interest expense on short sales) of each class of shares of the Fund to .90% of the Fund’s average daily net assets. Expenses waived/reimbursed by the Manager in accordance with this agreement may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

The Trust, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A and Class C shares, pursuant to the plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q or Class Z shares of the Fund.

Pursuant to the Fund’s Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .25% and .1% of the average daily net assets of the Class A and C shares, respectively.

PIMS has advised the Fund that it has received $18,019 in front-end sales charges resulting from sales of Class A shares, during the six months ended August 31, 2017. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to sales persons and incurred other distribution costs.

64

PIMS has advised the Fund that for the six months ended August 31, 2017, it received $358 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM Investments, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board. For the reporting period ended August 31, 2017 no such transactions were entered into by the Fund.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the Prudential Institutional Money Market Fund (the “Money Market Fund”), each a series of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PGIM Investments. For the reporting period ended August 31, 2017, PGIM, Inc. was compensated $363 by PGIM Investments for managing the Fund’s securities lending cash collateral as subadviser to the Money Market Fund. Earnings from the Core Fund and Money Market Fund are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Treasury securities) for the six months ended August 31, 2017, were $13,014,676 and $8,537,953, respectively.

On June 14, 2017, GenOn Energy, Inc. and Its subsidiaries filed for bankruptcy under Chapter 11. In connection with the Chapter 11 plan of reorganization (the “GenOn Reorganization Plan”) GenOn Energy, Inc and Its subsidiaries will issue a 144A high yield bond offering for the exit financing of the bankruptcy. As part of the GenOn Reorganization Plan and restructuring of the existing bond, PGIM, Inc. has agreed to participate in a backstop commitment of $274,000 for the new bond offering. Under the commitment agreement, the Fund will be obligated to purchase all of the unsubscribed shares of the

Prudential Unconstrained Bond Fund	65

Notes to Financial Statements (unaudited) (continued)

bond offering. The Fund has received a backstop fee of $13,700 in conjunction with this commitment. The offering is expected to close by December 31, 2017.

5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of August 31, 2017 were as follows:

Tax Basis	$38,331,437

Gross Unrealized Appreciation	1,090,757
Gross Unrealized Depreciation	(479,574)

Net Unrealized Appreciation	$611,183

The book basis may differ from tax basis due to tax-related adjustments.

The Fund elected to treat post-October capital losses of approximately $274,000 as having been incurred in the following fiscal year (February 28, 2018).

Management has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. The Fund’s federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

6. Capital

The Fund offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a maximum front-end sales charge of 4.50%. Investors who purchase $1 million or more of Class A shares and redeem those shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, but are not subject to an initial sales charge. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% on sales of shares made within 12 months of purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Fund to one or more other share classes of the Fund as presented in the table of transactions in shares of beneficial interest.

66

The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

As of August 31, 2017, Prudential owned 997 shares of Class Q and 2,796,373 shares of Class Z of the Fund.

At reporting period end, three shareholders of record held 96% of the Fund’s outstanding shares on behalf of multiple beneficial owners.

Transactions in shares of beneficial interest were as follows:

Class A	Shares	Amount
Six months ended August 31, 2017:
Shares sold	139,947	$1,424,432
Shares issued in reinvestment of dividends and distributions	2,028	20,725
Shares reacquired†	(10,499)	(107,235)

Net increase (decrease) in shares outstanding before conversion	131,476	1,337,922
Shares reacquired upon conversion into other share class(es)	(31,764)	(323,997)

Net increase (decrease) in shares outstanding	99,712	$1,013,925

Year ended February 28, 2017:
Shares sold	38,521	$388,894
Shares issued in reinvestment of dividends and distributions	839	8,443
Shares reacquired	(1,005)	(10,182)

Net increase (decrease) in shares outstanding	38,355	387,155

Class C
Six months ended August 31, 2017:
Shares sold	54,891	$558,199
Shares issued in reinvestment of dividends and distributions	1,061	10,820
Shares reacquired†	(6,234)	(63,374)

Net increase (decrease) in shares outstanding	49,718	$505,645

Year ended February 28, 2017:
Shares sold	38,545	$389,506
Shares issued in reinvestment of dividends and distributions	1,142	11,488
Shares reacquired	(24)	(244)

Net increase (decrease) in shares outstanding	39,663	$400,750

Class Q
Period ended August 31, 2017*:
Shares sold	983	$10,000
Shares issued in reinvestment of dividends and distributions	14	143

Net increase (decrease) in shares outstanding	997	$10,143

Prudential Unconstrained Bond Fund	67

Notes to Financial Statements (unaudited) (continued)

Class Z	Shares	Amount
Six months ended August 31, 2017:
Shares sold	537,873	$5,483,853
Shares issued in reinvestment of dividends and distributions	65,484	668,210
Shares reacquired†	(7,373)	(75,217)

Net increase (decrease) in shares outstanding before conversion	595,984	6,076,846
Shares issued upon conversion from other share class(es)	31,764	323,997

Net increase (decrease) in shares outstanding	627,748	$6,400,843

Year ended February 28, 2017:
Shares sold	120,833	$1,220,795
Shares issued in reinvestment of dividends and distributions	176,014	1,764,648
Shares reacquired	(1,385)	(14,013)

Net increase (decrease) in shares outstanding	295,462	2,971,430

*	Commencement of operations was April 26, 2017.
†	Includes affiliated redemptions of 1,108 shares with a value of $11,326 for Class A shares, 1,092 shares with a value of $11,146 for Class C shares, and 1,114 shares with a value of $11,386 for Class Z shares.

7. Borrowings

The Trust, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 6, 2016 through October 5, 2017. The Funds pay an annualized commitment fee of .15% of the unused portion of the SCA. The Fund’s portion of the commitment fee for the unused amount, allocated based upon a method approved by the Board, is accrued daily and paid quarterly.

Subsequent to the reporting period end, the SCA has been renewed effective October 5, 2017 and will continue to provide a commitment of $900 million through October 4, 2018. The commitment fee paid by the Funds will continue to be .15% of the unused portion of the SCA. The interest on borrowings under both SCAs is paid monthly and at a per annum interest rate based upon a contractual spread plus the higher of (1) the effective federal funds rate, (2) the 1-month LIBOR rate or (3) zero percent.

Other affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of the portfolios. Consequently, the portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the

68

Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the six months ended August 31, 2017.

8. Recent Accounting Pronouncements and Reporting Updates

In October 2016, the Securities and Exchange Commission (“SEC”) adopted new forms, rules and rule amendments intended to modernize and enhance the reporting and disclosure of information by registered investment companies and to improve the quality of information that registered investment companies provide to investors. Among the new reporting and disclosure requirements, the SEC would require registered investment companies to establish a liquidity risk management program and to file a new monthly Form N-PORT that provides more detailed information about fund holdings and their liquidity. In addition, the SEC is adopting new Form N-CEN which will require registered investment companies to annually report certain census-type information. The compliance dates are generally June 1, 2018 and December 1, 2018. Management is currently evaluating the impact to the funds.

9. Other

At the Trust’s Board meeting in March 2017, the Board of Trustees approved a change in the methodology of allocating certain expenses, like Transfer Agent fees (including sub-transfer agent and networking fees) and Blue Sky fees. PGIM Investments implemented the changes effective August 1, 2017.

Prudential Unconstrained Bond Fund	69

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended August 31, 2017		Year Ended February 28, 2017	July 9, 2015(f) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.15		$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.17		.37	.21
Net realized and unrealized gain (loss) on investments	.12		1.09	(.66)
Total from investment operations	.29		1.46	(.45)
Less Dividends and Distributions:
Dividends from net investment income	(.20)		(.48)	(.23)
Distributions from net realized gains	-		(.15)	-
Total dividends and distributions	(.20)		(.63)	(.23)
Net asset value, end of period	$10.24		$10.15	$9.32
Total Return(a)	2.87%		16.01%	(4.54)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1,434		$410	$19
Average net assets (000)	$1,099		$116	$11
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.15%	(d)	1.15%	1.18%	(d)
Expenses before waivers and/or expense reimbursement	2.07%	(d)	1.77%	2.75%	(d)
Net investment income (loss)	3.30%	(d)	3.69%	3.37%	(d)
Portfolio turnover rate	44%	(e)	62%	38%	(e)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

70

Class C Shares
	Six Months Ended August 31, 2017		Year Ended February 28, 2017	July 9, 2015(f) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.14		$9.31	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.13		.29	.17
Net realized and unrealized gain (loss) on investments	.12		1.09	(.67)
Total from investment operations	.25		1.38	(.50)
Less Dividends and Distributions:
Dividends from net investment income	(.16)		(.40)	(.19)
Distributions from net realized gains	-		(.15)	-
Total dividends and distributions	(.16)		(.55)	(.19)
Net asset value, end of period	$10.23		$10.14	$9.31
Total Return(a)	2.49%		15.13%	(5.04)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$924		$413	$9
Average net assets (000)	$685		$157	$13
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.90%	(d)	1.90%	1.90%	(d)
Expenses before waivers and/or expense reimbursement	2.92%	(d)	2.56%	3.50%	(d)
Net investment income (loss)	2.60%	(d)	2.86%	2.72%	(d)
Portfolio turnover rate	44%	(e)	62%	38%	(e)

(a)	Total return does not consider the effect of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	71

Financial Highlights (unaudited) (continued)

Class Q Shares
	April 26, 2017(f) through August 31, 2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.17
Income (loss) from investment operations:
Net investment income (loss)	.12
Net realized and unrealized gain (loss) on investments	.09
Total from investment operations	.21
Less Dividends and Distributions:
Dividends from net investment income	(.14)
Net asset value, end of period	$10.24
Total Return(a)	2.12%

Ratios/Supplemental Data:
Net assets, end of period (000)	$10
Average net assets (000)	$10
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(d)
Expenses before waivers and/or expense reimbursement	17.28%	(d)
Net investment income (loss)	3.52%	(d)
Portfolio turnover rate	44%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

72

Class Z Shares
	Six Months Ended August 31, 2017		Year Ended February 28, 2017	July 9, 2015(f) through February 29, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$10.15		$9.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.19		.40	.22
Net realized and unrealized gain (loss) on investments	.10		1.09	(.65)
Total from investment operations	.29		1.49	(.43)
Less Dividends and Distributions:
Dividends from net investment income	(.21)		(.51)	(.25)
Distributions from net realized gains	-		(.15)	-
Total dividends and distributions	(.21)		(.66)	(.25)
Net asset value, end of period	$10.23		$10.15	$9.32
Total Return(a)	2.90%		16.30%	(4.38)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$35,722		$29,053	$23,926
Average net assets (000)	$32,054		$26,535	$24,501
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	.90%	(d)	.90%	.90%	(d)
Expenses before waivers and/or expense reimbursement	1.74%	(d)	1.67%	2.50%	(d)
Net investment income (loss)	3.64%	(d)	4.03%	3.59%	(d)
Portfolio turnover rate	44%	(e)	62%	38%	(e)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculated based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.
(e)	Not annualized.
(f)	Commencement of operations.

See Notes to Financial Statements.

Prudential Unconstrained Bond Fund	73

Approval of Advisory Agreements (unaudited)

The Fund’s Board of Trustees

The Board of Trustees (the “Board”) of Prudential Unconstrained Bond Fund (the “Fund”)1 consists of twelve individuals, nine of whom are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”). The Board is responsible for the oversight of the Fund and its operations, and performs the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Trustees have retained independent legal counsel to assist them in connection with their duties. The Chair of the Board is an Independent Trustee. The Board has established four standing committees: the Audit Committee, the Nominating and Governance Committee, and two Investment Committees. Each committee is chaired by, and composed of, Independent Trustees.

Annual Approval of the Fund’s Advisory Agreements

As required under the 1940 Act, the Board determines annually whether to renew the Fund’s management agreement with PGIM Investments LLC (“PGIM Investments”), the Fund’s subadvisory agreement with PGIM, Inc. (“PGIM”), which provides subadvisory services to the Fund through its PGIM Fixed Income unit, and the Fund’s sub-subadvisory agreement with PGIM, Limited (“PGIML”). In considering the renewal of the agreements, the Board, including all of the Independent Trustees,2 met on June 6-8, 2017 and approved the renewal of the agreements through July 31, 2018, after concluding that the renewal of the agreements was in the best interests of the Fund and its shareholders.

In advance of the meetings, the Board requested and received materials relating to the agreements, and had the opportunity to ask questions and request further information in connection with its consideration. Among other things, the Board considered comparative fee information from PGIM Investments and PGIM Fixed Income. Also, the Board considered comparisons with other mutual funds in relevant Peer Universes and Peer Groups, as is further discussed below.

In approving the agreements, the Board, including the Independent Trustees advised by independent legal counsel, considered the factors it deemed relevant, including the nature, quality and extent of services provided by PGIM Investments, PGIM Fixed Income and PGIML, the performance of the Fund, the profitability of PGIM Investments and its affiliates, expenses and fees, and the potential for economies of scale that may be shared with the Fund and its shareholders as the Fund’s assets grow. In their deliberations, the Trustees did not identify any single factor which alone was responsible for the Board’s decision to approve the agreements with respect to the Fund. In connection with its deliberations, the

[1]	Prudential Unconstrained Bond Fund is a series of Prudential Investment Portfolios 3.
[2]	Barry H. Evans and Laurie Simon Hodrick joined the Board effective as of September 1, 2017. Neither Mr. Evans nor Ms. Hodrick participated in the consideration of the renewal of the advisory agreements.

Prudential Unconstrained Bond Fund

Approval of Advisory Agreements (continued)

Board considered information provided by PGIM Investments throughout the year at regular Board meetings, presentations from portfolio managers and other information, as well as information furnished at or in advance of the meetings on June 6-8, 2017.

The Trustees determined that the overall arrangements between the Fund and PGIM Investments, which serves as the Fund’s investment manager pursuant to a management agreement, and between PGIM Investments and PGIM, Inc., which, through its PGIM Fixed Income unit, serves as the Fund’s subadviser pursuant to the terms of a subadvisory agreement with PGIM Investments, and between PGIM and PGIML, which serves as the Fund’s sub-subadviser pursuant to a sub-subadvisory agreement between PGIM and PGIML, are in the best interests of the Fund and its shareholders in light of the services performed, fees charged and such other matters as the Trustees considered relevant in the exercise of their business judgment.

The material factors and conclusions that formed the basis for the Trustees’ reaching their determinations to approve the continuance of the agreements are separately discussed below.

Nature, Quality and Extent of Services

The Board received and considered information regarding the nature, quality and extent of services provided to the Fund by PGIM Investments, PGIM Fixed Income and PGIML. The Board considered the services provided by PGIM Investments, including but not limited to the oversight of the subadviser for the Fund, as well as the provision of fund recordkeeping, compliance, and other services to the Fund. With respect to PGIM Investments’ oversight of the subadviser, the Board noted that PGIM Investments’ Strategic Investment Research Group (“SIRG”), which is a business unit of PGIM Investments, is responsible for monitoring and reporting to PGIM Investments’ senior management on the performance and operations of the subadviser and the sub-subadviser. The Board also considered that PGIM Investments pays the salaries of all of the officers and interested Trustees of the Fund who are part of Fund management. The Board also considered the investment subadvisory services provided by PGIM Fixed Income and the sub-subadvisory services provided by PGIML, as well as adherence to the Fund’s investment restrictions and compliance with applicable Fund policies and procedures. The Board considered PGIM Investments’ evaluation of the subadviser and sub-subadviser, as well as PGIM Investments’ recommendation, based on its review of the subadviser and sub-subadviser, to renew the subadvisory agreement and the sub-subadvisory agreement.

The Board considered the qualifications, backgrounds and responsibilities of PGIM Investments’ senior management responsible for the oversight of the Fund, PGIM Fixed Income, and PGIML, and also considered the qualifications, backgrounds and responsibilities of the PGIM Fixed Income portfolio managers who are responsible for the

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day-to-day management of the Fund’s portfolio. The Board was provided with information pertaining to PGIM Investments’, PGIM Fixed Income’s and PGIML’s organizational structure, senior management, investment operations, and other relevant information pertaining to PGIM, PGIM Fixed Income and PGIML. The Board also noted that it received favorable compliance reports from the Fund’s Chief Compliance Officer (“CCO”) as to each of PGIM Investments, PGIM Fixed Income and PGIML. The Board noted that PGIM Fixed Income and PGIML are affiliated with PGIM Investments.

The Board concluded that it was satisfied with the nature, extent and quality of the investment management services provided by PGIM Investments , the subadvisory services provided to the Fund by PGIM Fixed Income, and the sub-subadvisory services provided by PGIML, and that there was a reasonable basis on which to conclude that the Fund benefits from the services provided by PGIM Investments , PGIM Fixed Income and PGIML under the management, subadvisory agreements and sub-subadvisory agreements.

Costs of Services and Profits Realized by PGIM Investments

The Board was provided with information on the profitability of PGIM Investments and its affiliates in serving as the Fund’s investment manager. The Board discussed with PGIM Investments the methodology utilized in assembling the information regarding profitability and considered its reasonableness. The Board noted that the management fee schedule for the Fund includes breakpoints, which have the effect of decreasing the fee rate as assets increase, but at its current level of assets the Fund does not realize the effect of those rate reductions. The Board took note that the Fund’s fee structure currently results in benefits to Fund shareholders whether or not PGIM Investments realizes any economies of scale. The Board recognized that it is difficult to make comparisons of profitability from fund management contracts because comparative information is not generally publicly available and is affected by numerous factors, including the structure of the particular adviser, the types of funds it manages, its business mix, numerous assumptions regarding allocations and the adviser’s capital structure and cost of capital. However, the Board considered that the cost of services provided by PGIM Investments to the Fund during the year ended December 31, 2016 exceeded the management fees paid by the Fund, resulting in an operating loss to PGIM Investments. The Board further noted that the subadviser is affiliated with PGIM Investments and that its profitability is reflected in PGIM Investments’ profitability report. Taking these factors into account, the Board concluded that the profitability of PGIM Investments and its affiliates in relation to the services rendered was not unreasonable.

Economies of Scale

The Board received and discussed information concerning economies of scale that PGIM Investments may realize as the Fund’s assets grow beyond current levels. The Board

Prudential Unconstrained Bond Fund

Approval of Advisory Agreements (continued)

considered information provided by PGIM Investments regarding the launch date of the Fund, the management fees of the Fund compared to those of similarly managed funds and PGIM Investments’ investment in the Fund over time. The Board noted that economies of scale, if any, may be shared with the Fund in several ways, including low management fees from inception, additional technological and personnel investments to enhance shareholder services, and maintaining existing expense structures in the face of a rising cost environment. The Board considered PGIM Investments’ assertion that it continually evaluates the management fee schedule of the Fund and the potential to share economies of scale through breakpoints or fee waivers as asset levels increase.

The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of PGIM Investments’ costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Other Benefits to PGIM Investments and PGIM Fixed Income

The Board considered potential ancillary benefits that might be received by PGIM Investments and PGIM Fixed Income and their affiliates as a result of their relationship with the Fund. The Board concluded that potential benefits to be derived by PGIM Investments included transfer agency fees received by the Fund’s transfer agent (which is affiliated with PGIM Investments), and benefits to its reputation as well as other intangible benefits resulting from PGIM Investments association with the Fund. The Board concluded that the potential benefits to be derived by PGIM Fixed Income included its ability to use soft dollar credits, as well as the potential benefits consistent with those generally resulting from an increase in assets under management, specifically, potential access to additional research resources and benefits to its reputation. The Board concluded that the benefits derived by PGIM Investments and PGIM Fixed Income were consistent with the types of benefits generally derived by investment managers and subadvisers to mutual funds.

Performance of the Fund / Fees and Expenses

The Board considered certain additional specific factors and made related conclusions relating to the historical performance of the Fund for the one-year period ended December 31, 2016. The Board considered that the Fund commenced operations on July 9, 2015 and that longer-term performance was not yet available.

The Board also considered the Fund’s actual management fee, as well as the Fund’s net total expense ratio, for the fiscal period ended February 29, 2016. The Board considered the management fee for the Fund as compared to the management fee charged by PGIM Investments to other funds and the fee charged by other advisers to comparable mutual funds in a Peer Group. The actual management fee represents the fee rate actually paid by

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Fund shareholders and includes any fee waivers or reimbursements. The net total expense ratio for the Fund represents the actual expense ratio incurred by Fund shareholders.

The mutual funds included in the Peer Universe (the Lipper Alternative Credit Focus Funds Performance Universe), which was used to consider performance, and the Peer Group, which was used to consider expenses and fees, were objectively determined by Broadridge, an independent provider of mutual fund data. To the extent that PGIM Investments deemed appropriate, and for reasons addressed in detail with the Board, PGIM Investments may have provided supplemental data compiled by Broadridge for the Board’s consideration. The comparisons placed the Fund in various quartiles, with the first quartile being the best 25% of the mutual funds (for performance, the best performing mutual funds and, for expenses, the lowest cost mutual funds).

The section below summarizes key factors considered by the Board and the Board’s conclusions regarding the Fund’s performance, fees and overall expenses. The table sets forth gross performance comparisons (which do not reflect the impact on performance of fund expenses, or any subsidies, expense caps or waivers that may be applicable) with the Peer Universe, actual management fees with the Peer Group (which reflect the impact of any subsidies or fee waivers), and net total expenses with the Peer Group, each of which were key factors considered by the Board.

Performance	1 Year	3 Years	5 Years	10 Years
	1st Quartile	N/A	N/A	N/A
Actual Management Fees: 1st Quartile
Net Total Expenses: 2nd Quartile

•	The Board noted that the Fund outperformed its benchmark index over the one year period.
•	The Board noted that the Fund does not yet have a three-year performance record and that, therefore, the subadviser should have more time to develop that record.
•

The Board and PGIM Investments agreed to continue the existing expense cap, which caps the Fund’s annual operating expenses at 0.90% (exclusive of 12b-1 fees and certain other fees), through June 30, 2018.

•

The Board concluded that in light of the above, it would be in the best interests of the Fund and its shareholders to continue to allow the Fund to create a performance record, and to renew the agreements.

•	The Board concluded that the management fees (including subadvisory fees) and total expenses were reasonable in light of the services provided.

*    *    *

After full consideration of these factors, the Board concluded that the approval of the agreements was in the best interests of the Fund and its shareholders.

Prudential Unconstrained Bond Fund

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	PGIM Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	225 Liberty Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.pgiminvestments.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.pgiminvestments.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Unconstrained Bond Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL UNCONSTRAINED BOND FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PUCAX	PUCCX	PUCQX	PUCZX
CUSIP	74440K678	74440K660	74440K520	74440K652

MF231E2

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1)	Code of Ethics – Not required, as this is not an annual filing.

	(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

	(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential Investment Portfolios 3

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	October 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	October 18, 2017

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	October 18, 2017